UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund is filed herewith.

Annual Shareholder Report

August 31, 2026

Goldman Sachs Global Managed Beta Fund

Institutional Shares: GGMBX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%

How did the Fund perform and what affected its performance?

Global equities broadly gained, supported by resilient corporate earnings, technology sector strength and generally firm economic activity. Rising bond yields, inflation concerns and geopolitical tensions in the Middle East tempered investor sentiment. Emerging markets stocks outperformed developed markets stocks overall.

Top Contributors to Performance:

  Relative to the MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD), the Fund’s strategic and dynamic equity overweights across various regions and market capitalizations helped it capture gains as global equities advanced during the Period.

  The Fund’s strategic allocations to the equity and commodity volatility selling strategies contributed positively. The equity volatility selling strategy seeks to capture the volatility risk premium through systematic option-selling in equity markets. The commodity volatility selling strategy, which is the systematic sale of insurance against large movements in commodity prices, seeks to benefit from the difference between implied volatility and realized volatility.

Top Detractors from Performance:

  The Fund’s strategic allocation to the macro hedging strategy, which is used in an attempt to diversify the Fund’s overall exposure to global equity asset classes, detracted from relative returns as bond yields rose during the Period.

  Currency options within the Fund’s currency tail risk hedging strategy, which seeks to limit the chance of a loss occurring due to a rare event, detracted from relative performance, as most of the options expired out of the money.

Goldman Sachs Global Managed Beta Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,360,000
$2,520,000
$1,680,000
$840,000
$0
9/1/16
8/17
8/18
8/19
8/20
8/21
8/22
8/23
8/24
8/25
8/26
$3,323,160
$3,225,962
$3,187,609
Institutional Shares
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
MSCI ACWI IMI Index (Net, USD, Unhedged)

Table Summary
	Institutional Shares	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,167,200	$1,170,400	$1,170,800
8/18	$1,297,693	$1,317,753	$1,308,954
8/19	$1,307,815	$1,310,374	$1,290,236
8/20	$1,519,289	$1,504,047	$1,489,449
8/21	$2,003,486	$1,961,428	$1,937,922
8/22	$1,686,735	$1,680,551	$1,623,203
8/23	$1,893,191	$1,907,258	$1,839,576
8/24	$2,310,640	$2,341,540	$2,255,689
8/25	$2,630,432	$2,703,074	$2,605,320
8/26	$3,225,962	$3,323,160	$3,187,609

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	22.64%	9.99%	12.42%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	22.94%	11.11%	12.75%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Managed Beta Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$4,828,780,298
# of Portfolio Holdings as of Period End	482
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$10,793,596

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund changed its principal investment strategy to enable the Fund to invest in volatility index derivatives and to authorize the Fund to invest in a wholly owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets through investments in commodity-linked derivatives.

As part of these changes, the Fund revised its principal investment risks to reflect commodity sector risk, subsidiary risk, and tax risk.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Allocation (%)

Table Summary
Common Stocks	11.3%
Short-Term Investments	1.0%
Other	84.6%

Goldman Sachs Global Managed Beta Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Managed Beta Fund

38147X762-AR-0826

Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Global Managed Beta Fund

Investor Shares: GGMIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the “Fund”) for the period of July 7, 2026 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$6Footnote Reference(a)	0.42%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period July 7, 2026 (commencement of operations) through August 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

Global equities broadly gained, supported by resilient corporate earnings, technology sector strength and generally firm economic activity. Rising bond yields, inflation concerns and geopolitical tensions in the Middle East tempered investor sentiment. Emerging markets stocks outperformed developed markets stocks overall.

Top Contributors to Performance:

  Relative to the MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD), the Fund’s strategic and dynamic equity overweights across various regions and market capitalizations helped it capture gains as global equities advanced during the Period.

  The Fund’s strategic allocations to the equity and commodity volatility selling strategies contributed positively. The equity volatility selling strategy seeks to capture the volatility risk premium through systematic option-selling in equity markets. The commodity volatility selling strategy, which is the systematic sale of insurance against large movements in commodity prices, seeks to benefit from the difference between implied volatility and realized volatility.

Top Detractors from Performance:

  The Fund’s strategic allocation to the macro hedging strategy, which is used in an attempt to diversify the Fund’s overall exposure to global equity asset classes, detracted from relative returns as bond yields rose during the Period.

  Currency options within the Fund’s currency tail risk hedging strategy, which seeks to limit the chance of a loss occurring due to a rare event, detracted from relative performance, as most of the options expired out of the money.

Goldman Sachs Global Managed Beta Fund

Investor Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
7/7/26
8/26
$10,260
$10,243
$10,234
Investor Shares
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
MSCI ACWI IMI Index (Net, USD, Unhedged)

Table Summary
	Investor Shares	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index (Net, USD, Unhedged)
7/7/26	$10,000	$10,000	$10,000
8/26	$10,234	$10,243	$10,260

Average Annual Total Returns (%)

Table Summary
AATR	Since Inception
Investor Shares (Commenced July 7, 2026)	2.34%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	2.43%
MSCI ACWI IMI Index (Net, USD, Unhedged)	2.60%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Global Managed Beta Fund

Investor Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$4,828,780,298
# of Portfolio Holdings as of Period End	482
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$10,793,596

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund changed its principal investment strategy to enable the Fund to invest in volatility index derivatives and to authorize the Fund to invest in a wholly owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets through investments in commodity-linked derivatives.

As part of these changes, the Fund revised its principal investment risks to reflect commodity sector risk, subsidiary risk, and tax risk.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Allocation (%)

Table Summary
Common Stocks	11.3%
Short-Term Investments	1.0%
Other	84.6%

Goldman Sachs Global Managed Beta Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Managed Beta Fund

38151N874-AR-0826

Investor Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Strategic Factor Allocation Fund

Class P Shares: GSQPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$83	0.78%

How did the Fund perform and what affected its performance?

U.S. equities delivered strong gains, supported by resilient corporate earnings, solid labor market data and expanding artificial intelligence infrastructure. U.S. fixed income performance was generally positive, shaped most by a significant shift in Federal Reserve monetary policy and a volatile macroeconomic backdrop.

Top Contributors to Performance:

  Three factors—Equity, Flow and Volatility—within the Strategic Factor Allocation process added to the Fund’s positive absolute performance. The Strategic Factor Allocation process is derived from the Goldman Sachs Investment Strategy Group’s (“ISG”) market views on a variety of asset classes and instruments. The factors are academically derived drivers of investment returns that the Goldman Sachs ISG believes offer the potential for greater and consistent returns in various market environments.

  Relative to the Fund’s blended benchmark, the Strategic Factor Allocation Composite IndexFootnote Reference1, the Fund was helped by the implementation of the Strategic Factor Allocation process, including the Equity, Flow and Volatility factors.

Top Detractors from Performance:

  In both absolute and relative terms, the Term factor detracted from the Fund’s performance.

Footnote	Description
Footnote[1]	The Strategic Factor Allocation Composite Index is comprised 50% of the S&P 500® Index and 50% of the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Factor Allocation Fund

Class P Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
4/17/18
8/18
8/19
8/20
8/21
8/22
8/23
8/24
8/25
8/26
$32,456
$19,905
$19,234
$11,624
Class P
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index

Table Summary
	Class P	Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,397	$10,427	$10,061	$10,801
8/19	$10,830	$11,153	$11,084	$11,116
8/20	$12,027	$12,788	$11,802	$13,555
8/21	$13,842	$14,676	$11,792	$17,781
8/22	$12,947	$13,050	$10,434	$15,784
8/23	$13,849	$14,006	$10,310	$18,300
8/24	$16,217	$16,378	$11,062	$23,266
8/25	$17,130	$17,937	$11,409	$26,961
8/26	$19,234	$19,905	$11,624	$32,456

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	12.28%	6.79%	8.12%
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)	10.97%	6.28%	8.56%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%
S&P 500® Index	20.38%	12.78%	15.08%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Strategic Factor Allocation Fund

Class P Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,394,964,181
# of Portfolio Holdings as of Period End	681
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$17,175,962

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	368.7	156.6	212.2	-55.6
Developed Markets Currency	3.3	0.8	2.5	-1.7
Fixed Income Put Options	16.3	-	16.3	-16.3
Fixed Income Call Options	16.6	-	16.6	-16.6
Interest Rate Put Options	8.3	8.3	-	8.3
US Equity	50.4	50.4	-	50.4
Interest Rate Call Options	8.3	8.3	-	8.3
Cash	101.7	52.3	49.4	3.0
Fixed Income	48.1	46.5	1.7	44.8
Short-Term Investments	55.0	55.0	-	55.0
Developed Markets Equity Call Options	24.4	24.4	-	24.4
Developed Markets Ex US Equity	0.1	0.1	-	0.1

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures.  The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure.  Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Factor Allocation Fund

Class P Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2026 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38150B293-AR-0826

Class P Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Strategic Factor Allocation Fund

Institutional Shares: SFAFX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.79%

How did the Fund perform and what affected its performance?

U.S. equities delivered strong gains, supported by resilient corporate earnings, solid labor market data and expanding artificial intelligence infrastructure. U.S. fixed income performance was generally positive, shaped most by a significant shift in Federal Reserve monetary policy and a volatile macroeconomic backdrop.

Top Contributors to Performance:

  Three factors—Equity, Flow and Volatility—within the Strategic Factor Allocation process added to the Fund’s positive absolute performance. The Strategic Factor Allocation process is derived from the Goldman Sachs Investment Strategy Group’s (“ISG”) market views on a variety of asset classes and instruments. The factors are academically derived drivers of investment returns that the Goldman Sachs ISG believes offer the potential for greater and consistent returns in various market environments.

  Relative to the Fund’s blended benchmark, the Strategic Factor Allocation Composite IndexFootnote Reference1, the Fund was helped by the implementation of the Strategic Factor Allocation process, including the Equity, Flow and Volatility factors.

Top Detractors from Performance:

  In both absolute and relative terms, the Term factor detracted from the Fund’s performance.

Footnote	Description
Footnote[1]	The Strategic Factor Allocation Composite Index is comprised 50% of the S&P 500® Index and 50% of the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$4,200,000
$3,150,000
$2,100,000
$1,050,000
$0
$4,179,191
$2,249,768
$2,072,199
$1,148,904
9/1/16
8/17
8/18
8/19
8/20
8/21
8/22
8/23
8/24
8/25
8/26
Institutional Shares
Bloomberg U.S. Aggregate Bond Index
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
S&P 500® Index

Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)	S&P 500® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/17	$1,068,800	$1,004,925	$1,081,600	$1,162,300
8/18	$1,124,164	$994,379	$1,178,511	$1,390,808
8/19	$1,170,817	$1,095,532	$1,260,536	$1,431,420
8/20	$1,301,246	$1,166,450	$1,445,330	$1,745,473
8/21	$1,496,563	$1,165,466	$1,658,806	$2,289,537
8/22	$1,399,735	$1,031,252	$1,475,010	$2,032,422
8/23	$1,496,037	$1,018,948	$1,582,981	$2,356,390
8/24	$1,752,757	$1,093,297	$1,851,138	$2,995,915
8/25	$1,846,880	$1,127,585	$2,027,366	$3,471,666
8/26	$2,072,199	$1,148,904	$2,249,768	$4,179,191

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	12.20%	6.72%	7.55%
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)	10.97%	6.28%	8.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
S&P 500® Index	20.38%	12.78%	15.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,394,964,181
# of Portfolio Holdings as of Period End	681
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$17,175,962

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	368.7	156.6	212.2	-55.6
Developed Markets Currency	3.3	0.8	2.5	-1.7
Fixed Income Put Options	16.3	-	16.3	-16.3
Fixed Income Call Options	16.6	-	16.6	-16.6
Interest Rate Put Options	8.3	8.3	-	8.3
US Equity	50.4	50.4	-	50.4
Interest Rate Call Options	8.3	8.3	-	8.3
Cash	101.7	52.3	49.4	3.0
Fixed Income	48.1	46.5	1.7	44.8
Short-Term Investments	55.0	55.0	-	55.0
Developed Markets Equity Call Options	24.4	24.4	-	24.4
Developed Markets Ex US Equity	0.1	0.1	-	0.1

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures.  The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure.  Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2026 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38148U338-AR-0826

Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Strategic Volatility Premium Fund

Class P Shares: SVPBX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.46%

How did the Fund perform and what affected its performance?

U.S. fixed income performance was generally positive, shaped most by a significant shift in Federal Reserve monetary policy and a volatile macroeconomic backdrop. U.S. equities delivered strong gains, supported by resilient corporate earnings, solid labor market data and expanding artificial intelligence infrastructure.

Top Contributors to Performance:

  The Strategic Volatility Premium, which is an implementation of the Goldman Sachs Investment Strategy Group’s market views on a variety of asset classes and instruments, produced positive absolute returns and added to the Fund’s performance versus its benchmark, the Bloomberg 1-5 Year U.S. Treasury Index.

  The Fund’s fixed income allocation to U.S. Treasury securities added to relative returns.

  The options-based overlay strategy, through which the Strategic Volatility Premium is implemented, contributed positively to the Fund’s relative performance.

Top Detractors from Performance:

  There were no detractors from the Fund’s relative performance during the Period.

Goldman Sachs Strategic Volatility Premium Fund

Class P Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
3/29/21
8/21
8/22
8/23
8/24
8/25
8/26
$11,473
$10,768
$10,138
Class P
Bloomberg 1-5 Year U.S. Treasury Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Class P	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
3/29/21	$10,000	$10,000	$10,000
8/21	$10,100	$10,035	$10,284
8/22	$9,687	$9,460	$9,099
8/23	$9,822	$9,530	$8,991
8/24	$10,573	$10,117	$9,647
8/25	$10,965	$10,566	$9,950
8/26	$11,473	$10,768	$10,138

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced March 29, 2021)	4.63%	2.58%	2.57%
Bloomberg 1-5 Year U.S. Treasury Index	1.91%	1.42%	1.37%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.25%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Strategic Volatility Premium Fund

Class P Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$637,297,829
# of Portfolio Holdings as of Period End	72
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,987,516

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, investments related to U.S. government securities was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	518.9	232.6	286.3	-53.7
Fixed Income Put Options	82.2	-	82.2	-82.2
Fixed Income Call Options	83.7	-	83.7	-83.7
Interest Rate Put Options	0.8	0.8	-	0.8
US Equity	1.3	1.3	-	1.3
Interest Rate Call Options	0.8	0.8	-	0.8
Cash	40.4	23.1	17.3	5.7
Fixed Income	67.6	44.3	23.3	21.0
Short-Term Investments	94.2	94.2	-	94.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Volatility Premium Fund

Class P Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C515-AR-0826

Class P Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Strategic Volatility Premium Fund

Institutional Shares: SVPFX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.47%

How did the Fund perform and what affected its performance?

U.S. fixed income performance was generally positive, shaped most by a significant shift in Federal Reserve monetary policy and a volatile macroeconomic backdrop. U.S. equities delivered strong gains, supported by resilient corporate earnings, solid labor market data and expanding artificial intelligence infrastructure.

Top Contributors to Performance:

  The Strategic Volatility Premium, which is an implementation of the Goldman Sachs Investment Strategy Group’s market views on a variety of asset classes and instruments, produced positive absolute returns and added to the Fund’s performance versus its benchmark, the Bloomberg 1-5 Year U.S. Treasury Index.

  The Fund’s fixed income allocation to U.S. Treasury securities added to relative returns.

  The options-based overlay strategy, through which the Strategic Volatility Premium is implemented, contributed positively to the Fund’s relative performance.

Top Detractors from Performance:

  There were no detractors from the Fund’s relative performance during the Period.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,160,000
$870,000
$580,000
$290,000
$0
3/29/21
8/21
8/22
8/23
8/24
8/25
8/26
$1,145,782
$1,076,806
$1,013,833
Institutional Shares
Bloomberg 1-5 Year U.S. Treasury Index
Bloomberg U.S. Aggregate Bond Index

Table Summary
	Institutional Shares	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
3/29/21	$1,000,000	$1,000,000	$1,000,000
8/21	$1,010,000	$1,003,500	$1,028,400
8/22	$968,691	$945,999	$909,928
8/23	$982,059	$953,000	$899,100
8/24	$1,056,008	$1,011,705	$964,734
8/25	$1,095,080	$1,056,624	$995,027
8/26	$1,145,782	$1,076,806	$1,013,833

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced March 29, 2021)	4.63%	2.55%	2.54%
Bloomberg 1-5 Year U.S. Treasury Index	1.91%	1.42%	1.37%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.25%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$637,297,829
# of Portfolio Holdings as of Period End	72
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,987,516

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, investments related to U.S. government securities was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	518.9	232.6	286.3	-53.7
Fixed Income Put Options	82.2	-	82.2	-82.2
Fixed Income Call Options	83.7	-	83.7	-83.7
Interest Rate Put Options	0.8	0.8	-	0.8
US Equity	1.3	1.3	-	1.3
Interest Rate Call Options	0.8	0.8	-	0.8
Cash	40.4	23.1	17.3	5.7
Fixed Income	67.6	44.3	23.3	21.0
Short-Term Investments	94.2	94.2	-	94.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C523-AR-0826

Institutional Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Tactical Tilt Overlay Fund

Class P Shares: GSLPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$73	0.72%

How did the Fund perform and what affected its performance?

Risk assets proved resilient despite geopolitical shocks, persistent inflation and shifting monetary policy expectations. Solid corporate earnings, economic activity and technology sector strength supported equities. Commodities fluctuated amid energy price volatility, while inflation concerns pushed up bond yields.

Top Contributors to Performance:

  The Fund’s active cash management strategy, implemented mainly through investments in commercial paper, contributed positively to the Fund’s performance versus the ICE BofA 3-Month U.S. Treasury Bill Index.

  The Fund’s positioning in health care stocks, especially in the U.S. and Europe, added to relative returns, as many of these stocks rebounded from previous losses.

  Select investments in Mexican and South African equities, as well as the Fund’s exposure to uranium, bolstered relative performance.

  The sale of put options, especially those on S&P North American Expanded Technology Software Index stocks, EURO STOXX Banks Index stocks, KOSPI 200 Index stocks and TOPIX stocks, added to the Fund’s returns. The Fund benefited from the premiums it earned from writing these puts, which also gave it exposure to select equity markets and sectors amid heightened equity market volatility.

  The Fund’s use of equity futures and ETFs within the trend-based rotation tilt, through which the Fund gained exposure to momentum-based trends among multiple asset classes/markets, added modestly to relative performance.

  During the Period, the Fund exited its positions in five-year British interest rate swaps and added an allocation to three- to five-year U.K. government bonds. Both these tactical decisions contributed positively to relative returns.

Top Detractors from Performance:

  Detracting from the Fund’s relative performance was its position in bond futures, used to include exposure similar to that of the Bloomberg U.S. Intermediate Treasury Bond Index, as yields rose during the Period.

  A position in Indian equity futures detracted from performance.

Goldman Sachs Tactical Tilt Overlay Fund

Class P Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,113	$10,071	$10,801
8/19	$10,173	$10,309	$11,116
8/20	$10,559	$10,439	$13,555
8/21	$11,559	$10,447	$17,781
8/22	$11,616	$10,486	$15,784
8/23	$12,051	$10,931	$18,300
8/24	$12,878	$11,530	$23,266
8/25	$13,351	$12,048	$26,961
8/26	$13,877	$12,495	$32,456

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	3.94%	3.72%	3.99%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	3.71%	3.64%	2.69%
S&P 500® Index	20.38%	12.78%	15.08%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tactical Tilt Overlay Fund

Class P Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,223,578,025
# of Portfolio Holdings as of Period End	226
Portfolio Turnover Rate for the Period	106%
Total Net Advisory Fees Paid for the Period	$33,978,839

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)Footnote Reference*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	2.6	2.6	-	2.6
Ensemble Timing System Tilt (S&P 500)	0.1	0.1	-	0.1
Long European Healthcare Equities	3.8	3.8	-	3.8
Long Indian Equities	1.9	1.9	-	1.9
N.A. Tech Software Equity OptionsFootnote Reference^	-	-	-	-
EURO Stoxx Banks OptionsFootnote Reference^	-	-	-	-
Korean Equity Options	0.3	0.3	-	0.3
Long US 5y TIPS	8.7	8.7	-	8.7
Long UK 5y Gilt	2.5	2.5	-	2.5
US Healthcare Equities Options	0.3	0.3	-	0.3
Long INR vs Short EUR	1.3	-	1.3	-1.3
Long INR vs Short SGD	1.3	-	1.3	-1.3
Investment Grade Fixed Income	78.0	78.0	-	78.0
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	Amounts are rounding to zero.

Goldman Sachs Tactical Tilt Overlay Fund

Class P Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2026 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38150B244-AR-0826

Class P Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Tactical Tilt Overlay Fund

Class R6 Shares: TTRFX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.72%

How did the Fund perform and what affected its performance?

Risk assets proved resilient despite geopolitical shocks, persistent inflation and shifting monetary policy expectations. Solid corporate earnings, economic activity and technology sector strength supported equities. Commodities fluctuated amid energy price volatility, while inflation concerns pushed up bond yields.

Top Contributors to Performance:

  The Fund’s active cash management strategy, implemented mainly through investments in commercial paper, contributed positively to the Fund’s performance versus the ICE BofA 3-Month U.S. Treasury Bill Index.

  The Fund’s positioning in health care stocks, especially in the U.S. and Europe, added to relative returns, as many of these stocks rebounded from previous losses.

  Select investments in Mexican and South African equities, as well as the Fund’s exposure to uranium, bolstered relative performance.

  The sale of put options, especially those on S&P North American Expanded Technology Software Index stocks, EURO STOXX Banks Index stocks, KOSPI 200 Index stocks and TOPIX stocks, added to the Fund’s returns. The Fund benefited from the premiums it earned from writing these puts, which also gave it exposure to select equity markets and sectors amid heightened equity market volatility.

  The Fund’s use of equity futures and ETFs within the trend-based rotation tilt, through which the Fund gained exposure to momentum-based trends among multiple asset classes/markets, added modestly to relative performance.

  During the Period, the Fund exited its positions in five-year British interest rate swaps and added an allocation to three- to five-year U.K. government bonds. Both these tactical decisions contributed positively to relative returns.

Top Detractors from Performance:

  Detracting from the Fund’s relative performance was its position in bond futures, used to include exposure similar to that of the Bloomberg U.S. Intermediate Treasury Bond Index, as yields rose during the Period.

  A position in Indian equity futures detracted from performance.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6 Shares

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
12/29/17	$10,000	$10,000	$10,000
8/18	$10,061	$10,115	$10,994
8/19	$10,119	$10,354	$11,315
8/20	$10,505	$10,484	$13,798
8/21	$11,501	$10,493	$18,098
8/22	$11,557	$10,531	$16,066
8/23	$11,989	$10,979	$18,627
8/24	$12,812	$11,581	$23,682
8/25	$13,282	$12,101	$27,443
8/26	$13,819	$12,550	$33,035

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	4.04%	3.74%	3.80%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	3.71%	3.64%	2.65%
S&P 500® Index	20.38%	12.78%	14.76%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6 Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,223,578,025
# of Portfolio Holdings as of Period End	226
Portfolio Turnover Rate for the Period	106%
Total Net Advisory Fees Paid for the Period	$33,978,839

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)Footnote Reference*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	2.6	2.6	-	2.6
Ensemble Timing System Tilt (S&P 500)	0.1	0.1	-	0.1
Long European Healthcare Equities	3.8	3.8	-	3.8
Long Indian Equities	1.9	1.9	-	1.9
N.A. Tech Software Equity OptionsFootnote Reference^	-	-	-	-
EURO Stoxx Banks OptionsFootnote Reference^	-	-	-	-
Korean Equity Options	0.3	0.3	-	0.3
Long US 5y TIPS	8.7	8.7	-	8.7
Long UK 5y Gilt	2.5	2.5	-	2.5
US Healthcare Equities Options	0.3	0.3	-	0.3
Long INR vs Short EUR	1.3	-	1.3	-1.3
Long INR vs Short SGD	1.3	-	1.3	-1.3
Investment Grade Fixed Income	78.0	78.0	-	78.0
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	Amounts are rounding to zero.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6 Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2026 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38148U155-AR-0826

Class R6 Shares

Annual Shareholder Report

August 31, 2026

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Shares: TTIFX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.73%

How did the Fund perform and what affected its performance?

Risk assets proved resilient despite geopolitical shocks, persistent inflation and shifting monetary policy expectations. Solid corporate earnings, economic activity and technology sector strength supported equities. Commodities fluctuated amid energy price volatility, while inflation concerns pushed up bond yields.

Top Contributors to Performance:

  The Fund’s active cash management strategy, implemented mainly through investments in commercial paper, contributed positively to the Fund’s performance versus the ICE BofA 3-Month U.S. Treasury Bill Index.

  The Fund’s positioning in health care stocks, especially in the U.S. and Europe, added to relative returns, as many of these stocks rebounded from previous losses.

  Select investments in Mexican and South African equities, as well as the Fund’s exposure to uranium, bolstered relative performance.

  The sale of put options, especially those on S&P North American Expanded Technology Software Index stocks, EURO STOXX Banks Index stocks, KOSPI 200 Index stocks and TOPIX stocks, added to the Fund’s returns. The Fund benefited from the premiums it earned from writing these puts, which also gave it exposure to select equity markets and sectors amid heightened equity market volatility.

  The Fund’s use of equity futures and ETFs within the trend-based rotation tilt, through which the Fund gained exposure to momentum-based trends among multiple asset classes/markets, added modestly to relative performance.

  During the Period, the Fund exited its positions in five-year British interest rate swaps and added an allocation to three- to five-year U.K. government bonds. Both these tactical decisions contributed positively to relative returns.

Top Detractors from Performance:

  Detracting from the Fund’s relative performance was its position in bond futures, used to include exposure similar to that of the Bloomberg U.S. Intermediate Treasury Bond Index, as yields rose during the Period.

  A position in Indian equity futures detracted from performance.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Shares

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional Shares	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,021,700	$1,006,200	$1,162,300
8/18	$1,046,119	$1,021,494	$1,390,808
8/19	$1,053,546	$1,045,602	$1,431,420
8/20	$1,092,843	$1,058,776	$1,745,473
8/21	$1,195,898	$1,059,623	$2,289,537
8/22	$1,201,758	$1,063,544	$2,032,422
8/23	$1,247,666	$1,108,744	$2,356,390
8/24	$1,332,632	$1,169,504	$2,995,915
8/25	$1,380,740	$1,222,014	$3,471,666
8/26	$1,435,555	$1,267,351	$4,179,191

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	3.97%	3.72%	3.68%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	3.71%	3.64%	2.40%
S&P 500® Index	20.38%	12.78%	15.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Shares

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,223,578,025
# of Portfolio Holdings as of Period End	226
Portfolio Turnover Rate for the Period	106%
Total Net Advisory Fees Paid for the Period	$33,978,839

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)Footnote Reference*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	2.6	2.6	-	2.6
Ensemble Timing System Tilt (S&P 500)	0.1	0.1	-	0.1
Long European Healthcare Equities	3.8	3.8	-	3.8
Long Indian Equities	1.9	1.9	-	1.9
N.A. Tech Software Equity OptionsFootnote Reference^	-	-	-	-
EURO Stoxx Banks OptionsFootnote Reference^	-	-	-	-
Korean Equity Options	0.3	0.3	-	0.3
Long US 5y TIPS	8.7	8.7	-	8.7
Long UK 5y Gilt	2.5	2.5	-	2.5
US Healthcare Equities Options	0.3	0.3	-	0.3
Long INR vs Short EUR	1.3	-	1.3	-1.3
Long INR vs Short SGD	1.3	-	1.3	-1.3
Investment Grade Fixed Income	78.0	78.0	-	78.0
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	Amounts are rounding to zero.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2026 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38147X838-AR-0826

Institutional Shares

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2026	2025	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,525,897	$3,657,963	Financial Statement audits.

Audit-Related Fees:

• PwC	$462,000	$460,728	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2026	2025	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,260,123	$2,081,340	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended August 31, 2026 and August 31, 2025 were approximately $462,000 and $460,728, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $19.0 million and $20.7 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2025 and 2024 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Allocation Funds

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 11.3%

Aerospace & Defense – 0.0%
149	Carpenter Technology Corp.	$70,986
139	Curtiss-Wright Corp.	80,972
355	Honeywell Aerospace, Inc.*	56,129

		208,087

Air Freight & Logistics – 0.2%

15,562	CH Robinson Worldwide, Inc.	2,329,009
46,253	Deutsche Post AG	3,004,337
6,763	Expeditors International of Washington, Inc.	1,282,603
3,896	FedEx Corp.	1,275,550

		7,891,499

Automobile Components – 0.0%
62,047	Bridgestone Corp.	1,602,925
4,067	Cie Generale des Etablissements Michelin SCA	165,031
27,104	Sumitomo Electric Industries Ltd.	375,336

		2,143,292

Automobiles – 0.1%
32,528	Rivian Automotive, Inc. Class A*	522,400
32,534	Suzuki Motor Corp.	450,411
3,421	Tesla, Inc.*	1,258,757
27,382	Yamaha Motor Co. Ltd.	326,200

		2,557,768

Banks – 0.7%
69,327	AIB Group PLC	882,109
78,930	Banco Bilbao Vizcaya Argentaria SA	2,283,639
4,175	Banco BPM SpA	77,940
306,099	Banco Comercial Portugues SA Class R	397,578
113,293	Banco Santander SA	1,657,907
10,316	Bank Hapoalim BM	266,362
20,361	Bank Leumi Le-Israel BM	519,088
28,913	Bank of America Corp.	1,790,871
340	Bank of Montreal	57,954
706	Bank of Nova Scotia	64,627
24,394	Bankinter SA	470,902
3,345	BAWAG Group AG(a)	697,720
451	BNP Paribas SA	53,695
6,679	BOC Hong Kong Holdings Ltd.	44,799
3,473	BPER Banca SpA	57,478
56,577	CaixaBank SA	862,678
14,952	Canadian Imperial Bank of Commerce	1,697,102
5,607	Citigroup, Inc.	737,993
9,094	Danske Bank AS	525,675
18,908	DBS Group Holdings Ltd.	1,149,823
17,808	DNB Bank ASA	606,488

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
2,751	Erste Group Bank AG	$386,662
1,975	FinecoBank Banca Fineco SpA	54,368
43,674	HSBC Holdings PLC	894,594
13,770	ING Groep NV	487,465
111,808	Intesa Sanpaolo SpA	880,845
17,286	JPMorgan Chase & Co.	6,154,162
3,333	KeyCorp	72,026
3,922	Mizrahi Tefahot Bank Ltd.	304,120
1,379	National Bank of Canada	211,604
28,564	NatWest Group PLC	259,720
35,274	Nordea Bank Abp	719,959
11,840	Oversea-Chinese Banking Corp. Ltd.	293,007
1,292	PNC Financial Services Group, Inc.	309,602
910	Raiffeisen Bank International AG	67,342
2,824	Regions Financial Corp.	84,381
10,189	Royal Bank of Canada	2,083,454
8,427	Standard Chartered PLC	244,738
8,186	Svenska Handelsbanken AB Class A	126,153
22,545	Swedbank AB Class A	883,206
21,452	Toronto-Dominion Bank	2,595,228
12,480	U.S. Bancorp	768,518
9,552	UniCredit SpA	932,276
12,506	Wells Fargo & Co.	1,080,393

		34,796,251

Beverages – 0.1%
3,369	Coca-Cola Co.	298,729
6,437	Coca-Cola HBC AG Class DI	395,828
60,246	Kirin Holdings Co. Ltd.	1,150,184
35,102	Monster Beverage Corp.*	1,611,884
5,044	PepsiCo, Inc.	707,875
12,327	Suntory Beverage & Food Ltd.	347,349

		4,511,849

Biotechnology – 0.3%
7,907	AbbVie, Inc.	2,027,513
322	Alnylam Pharmaceuticals, Inc.*	77,502
377	Amgen, Inc.	162,065
5,342	Biogen, Inc.*	1,157,344
767	Genmab AS*	253,471
17,788	Gilead Sciences, Inc.	2,603,096
29,327	Incyte Corp.*	3,613,673
2,325	Natera, Inc.*	748,557
1,216	Regeneron Pharmaceuticals, Inc.	971,681
13,408	Roivant Sciences Ltd.*	464,453
2,413	Swedish Orphan Biovitrum AB*	113,165

The accompanying notes are an integral part of these consolidated financial statements.	1

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
2,923	United Therapeutics Corp.*	$1,491,841
1,780	Vertex Pharmaceuticals, Inc.*	969,245

		14,653,606

Broadline Retail – 0.4%
51,974	Amazon.com, Inc.*	13,501,286
14,523	eBay, Inc.	1,504,002
87	MercadoLibre, Inc.*	168,449
6,335	Next PLC	1,324,745
69,986	Pan Pacific International Holdings Corp.	353,313
27,062	Ryohin Keikaku Co. Ltd.	733,404

		17,585,199

Building Products – 0.1%
4,904	Daikin Industries Ltd.	631,641
1,406	Lennox International, Inc.	537,992
22,592	Masco Corp.	1,630,239
589	Trane Technologies PLC	261,751

		3,061,623

Capital Markets – 0.3%
3,777	Ameriprise Financial, Inc.	2,089,096
17,105	Bank of New York Mellon Corp.	2,758,694
1,374	Cboe Global Markets, Inc.	412,475
10,534	Charles Schwab Corp.	1,156,844
411	Futu Holdings Ltd. ADR	50,200
10,321	Morgan Stanley	2,201,676
9,112	Northern Trust Corp.	1,690,823
4,778	Raymond James Financial, Inc.	851,296
63,501	SBI Holdings, Inc.	1,311,884
11,103	Singapore Exchange Ltd.	222,258
10,075	State Street Corp.	1,928,153
5,825	T. Rowe Price Group, Inc.	648,206

		15,321,605

Chemicals – 0.1%
60,045	Asahi Kasei Corp.	614,616
8,231	CF Industries Holdings, Inc.	1,070,277
72,829	Mitsubishi Chemical Group Corp.	546,098
4,731	Nitto Denko Corp.	103,320
890	PPG Industries, Inc.	99,831
738	Sherwin-Williams Co.	250,042
18,411	Yara International ASA	902,395

		3,586,579

Commercial Services & Supplies – 0.0%
1,312	Cintas Corp.	264,748
9,435	Rollins, Inc.	340,320
50,366	Securitas AB Class B	797,861
7,926	Veralto Corp.	781,266

		2,184,195

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – 0.2%
3,022	Ciena Corp.*	$1,156,822
24,195	Cisco Systems, Inc.	2,673,305
5,621	F5, Inc.*	2,288,478
145,901	Telefonaktiebolaget LM Ericsson Class B	1,477,661

		7,596,266

Construction & Engineering – 0.2%
5,607	ACS Actividades de
	Construccion y Servicios SA	663,422
899	Comfort Systems USA, Inc.	1,389,513
14,293	Eiffage SA	1,805,092
3,104	EMCOR Group, Inc.	2,280,012
3,753	HOCHTIEF AG	1,818,612
4,657	Stantec, Inc.	339,543
5,237	Vinci SA	686,614
7,096	WSP Global, Inc.	963,831

		9,946,639

Construction Materials – 0.0%
2,688	Buzzi SpA	128,040
6,351	Heidelberg Materials AG	1,210,530
657	Holcim AG	57,614

		1,396,184

Consumer Finance – 0.1%
4,599	American Express Co.	1,518,452
1	Isracard Ltd.*	3
32,691	Synchrony Financial	2,519,822

		4,038,277

Consumer Staples Distribution & Retail – 0.6%
3,313	Alimentation Couche-Tard, Inc.	199,528
55,901	Carrefour SA	1,015,663
1,631	Casey’s General Stores, Inc.	1,226,855
68,491	Coles Group Ltd.	1,178,830
2,290	Costco Wholesale Corp.	2,161,508
18,250	Dollar General Corp.	2,313,188
19,182	Dollar Tree, Inc.*	2,428,249
48,762	Empire Co. Ltd. Class A	1,684,214
20,075	George Weston Ltd.	1,408,487
20,987	Jeronimo Martins SGPS SA	438,235
49,494	Koninklijke Ahold Delhaize NV	1,762,060
36,748	Kroger Co.	2,114,480
37,049	Loblaw Cos. Ltd.	1,621,019
73,564	Marks & Spencer Group PLC	389,988
52,056	Seven & i Holdings Co. Ltd.	658,924
20,598	Sysco Corp.	1,670,086
13,006	Target Corp.	2,092,405
33,114	Walmart, Inc.	3,472,665
48,103	Woolworths Group Ltd.	1,388,019

		29,224,403

2	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – 0.0%
21,415	Pearson PLC	$355,131

Diversified Telecommunication Services – 0.1%
7,720	AT&T, Inc.	199,871
1,075	Swisscom AG	832,033
245,759	Telstra Group Ltd.	821,715
16,857	Verizon Communications, Inc.	843,187

		2,696,806

Electric Utilities – 0.1%
4,800	Acciona SA	1,165,078
13,151	Endesa SA	642,099
86,100	Enel SpA	941,534

		2,748,711

Electrical Equipment – 0.1%
1,607	Fuji Electric Co. Ltd.	138,056
5,896	Fujikura Ltd.	201,027
1,113	GE Vernova, Inc.	1,000,064
22,984	Mitsubishi Electric Corp.	795,861
7,955	Prysmian SpA	1,111,924
757	Rockwell Automation, Inc.	321,293
1,824	Vertiv Holdings Co. Class A	471,905

		4,040,130

Electronic Equipment, Instruments & Components – 0.1%
3,551	Amphenol Corp. Class A	563,011
661	CDW Corp.	100,194
2,363	Keysight Technologies, Inc.*	762,540
3,429	TE Connectivity PLC	703,802
46,260	Yokogawa Electric Corp.	1,470,753

		3,600,300

Energy Equipment & Services – 0.0%
2,158	Halliburton Co.	79,522
1,606	TechnipFMC PLC	125,509
8,776	Tenaris SA	244,950

		449,981

Entertainment* – 0.0%
10,925	Netflix, Inc.	885,471
301	Take-Two Interactive Software, Inc.	66,130
16,433	Warner Bros Discovery, Inc.	468,833

		1,420,434

Financial Services – 0.3%
90,552	Banca Mediolanum SpA	2,528,506
5,027	Berkshire Hathaway, Inc. Class B*	2,533,759
67	Corpay, Inc.*	27,088
16,059	Industrivarden AB Class A	908,933
16,419	Industrivarden AB Class C	920,054
20,926	Investor AB Class B	900,311
3,781	Mastercard, Inc. Class A	2,228,181
23,366	PayPal Holdings, Inc.	1,230,571

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
53,140	Poste Italiane SpA	$1,714,394
7,651	Visa, Inc. Class A	2,902,560

		15,894,357

Food Products – 0.0%
2,728	Magnum Ice Cream Co. NV*	56,011
754	Nestle SA	73,345
60,496	Saputo, Inc.	1,774,788
237,741	WH Group Ltd.(a)	224,418

		2,128,562

Gas Utilities – 0.0%
96,165	Italgas SpA	981,400
16,273	Osaka Gas Co. Ltd.	586,171
24,755	Tokyo Gas Co. Ltd.	957,149

		2,524,720

Ground Transportation – 0.0%
1,712	JB Hunt Transport Services, Inc.	454,485
277	Old Dominion Freight Line, Inc.	55,389
8,542	Uber Technologies, Inc.*	646,202

		1,156,076

Health Care Equipment & Supplies – 0.1%
1,499	BioMerieux	130,385
18,020	Demant AS*	806,066
5,145	Dexcom, Inc.*	468,504
3,805	Fisher & Paykel Healthcare Corp. Ltd. Class C	99,948
1,266	Hoya Corp.	193,857
569	IDEXX Laboratories, Inc.*	316,757
16,206	Koninklijke Philips NV	431,507
2,099	ResMed, Inc.	503,970
42,449	Smith & Nephew PLC	607,098
3,150	Zimmer Biomet Holdings, Inc.	315,126

		3,873,218

Health Care Providers & Services – 0.2%
116	Cardinal Health, Inc.	27,216
7,160	Centene Corp.*	460,674
17,079	CVS Health Corp.	1,603,889
2,358	Elevance Health, Inc.	925,609
961	HCA Healthcare, Inc.	398,286
5,842	Humana, Inc.	2,238,830
768	Labcorp Holdings, Inc.	255,483
1,550	Quest Diagnostics, Inc.	372,465
5,833	UnitedHealth Group, Inc.	2,271,429

		8,553,881

Hotels, Restaurants & Leisure – 0.1%
256	Airbnb, Inc. Class A*	46,904
8,664	Booking Holdings, Inc.	1,724,916

The accompanying notes are an integral part of these consolidated financial statements.	3

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
8,446	Expedia Group, Inc.	$2,678,396
822	Flutter Entertainment PLC*	82,348
3,782	Las Vegas Sands Corp.	165,689
2,442	Yum! Brands, Inc.	374,383

		5,072,636

Household Durables – 0.0%
133	NVR, Inc.*	839,926
4,922	Panasonic Holdings Corp.	137,246
1,276	PulteGroup, Inc.	161,184
5,278	SharkNinja, Inc.*	1,015,962

		2,154,318

Household Products – 0.0%
9,884	Colgate-Palmolive Co.	887,781
1,403	Henkel AG & Co. KGaA	114,650
2,974	Procter & Gamble Co.	431,587

		1,434,018

Insurance – 0.7%
19,545	Admiral Group PLC	1,060,060
3,271	Aflac, Inc.	378,945
20,106	Ageas SA	1,762,691
35,027	AIA Group Ltd.	338,627
3,143	Allianz SE	1,639,122
12,250	Allstate Corp.	3,158,050
1,214	Aon PLC Class A	390,325
14,595	Arch Capital Group Ltd.*	1,431,332
17,484	AXA SA	872,990
3,037	Chubb Ltd.	1,028,328
7,095	Cincinnati Financial Corp.	1,205,441
73,603	Daiichi Life Group, Inc.	841,821
284	Everest Group Ltd.	106,401
513	Fairfax Financial Holdings Ltd.	836,461
1,079	Generali	55,819
10,305	Great-West Lifeco, Inc.	662,563
12,443	Harel Insurance Investments & Financial Services Ltd.	804,908
14,305	Hartford Insurance Group, Inc.	1,965,221
3,623	iA Financial Corp., Inc.	517,015
191,729	Legal & General Group PLC	752,253
43,664	MS&AD Insurance Group Holdings, Inc.	1,386,868
969	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	582,457
24,270	Phoenix Financial Ltd.	1,522,671
522	Power Corp. of Canada	34,590
2,668	Principal Financial Group, Inc.	293,907
8,142	Progressive Corp.	1,775,607
458	Prudential Financial, Inc.	53,861
61,299	Prudential PLC	833,734

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
75,020	QBE Insurance Group Ltd.	$1,192,905
9,414	Sampo OYJ Class A	106,091
1,363	Sompo Holdings, Inc.	58,072
1,580	Swiss Re AG	274,007
13,047	T&D Holdings, Inc.	395,900
16,173	Tokio Marine Holdings, Inc.	776,568
7,295	Travelers Cos., Inc.	2,669,459
19,457	Unipol Assicurazioni SpA	637,705
16,904	W.R. Berkley Corp.	1,142,034
498	Willis Towers Watson PLC	168,598
1,081	Zurich Insurance Group AG	791,060

		34,504,467

Interactive Media & Services – 0.6%
28,616	Alphabet, Inc. Class C	9,598,093
34,479	Alphabet, Inc. Class A	11,700,449
12,127	Meta Platforms, Inc. Class A	6,940,767
4,573	Reddit, Inc. Class A*	675,935

		28,915,244

IT Services – 0.2%
4,905	Accenture PLC Class A	930,773
16,984	Cognizant Technology Solutions Corp. Class A	1,096,827
30,272	Fujitsu Ltd.	726,723
3,230	International Business Machines Corp.	755,400
263	MongoDB, Inc.*	119,236
26,447	NEC Corp.	806,428
15,606	Otsuka Corp.	352,467
2,411	Twilio, Inc. Class A*	568,104
8,154	VeriSign, Inc.	2,350,635

		7,706,593

Life Sciences Tools & Services* – 0.1%
9,743	Illumina, Inc.	2,081,397
758	Mettler-Toledo International, Inc.	1,065,096

		3,146,493

Machinery – 0.2%
1,751	Caterpillar, Inc.	1,396,370
1,403	Cummins, Inc.	791,853
474	Dover Corp.	92,065
4,025	Fortive Corp.	236,831
7,824	GEA Group AG	609,040
739	IDEX Corp.	168,965
954	Illinois Tool Works, Inc.	262,703
9,000	Knorr-Bremse AG	1,100,435
1,949	Nordson Corp.	627,032
9,787	Otis Worldwide Corp.	696,149
35	Parker-Hannifin Corp.	34,280
7,605	Sandvik AB	304,710
3,066	Snap-on, Inc.	1,184,426
100,681	Techtronic Industries Co. Ltd.	1,731,551

4	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
317	VAT Group AG(a)	$235,431

		9,471,841

Marine Transportation – 0.1%
4,341	Kuehne & Nagel International AG	1,157,177
284,483	SITC International Holdings Co. Ltd.	1,729,968

		2,887,145

Media – 0.1%
4,328	AppLovin Corp. Class A*	1,350,596
16,084	Fox Corp. Class A	1,083,257
15,336	Fox Corp. Class B	923,534
11,141	News Corp. Class A	342,140

		3,699,527

Metals & Mining – 0.2%
2,218	Barrick Mining Corp.	99,478
2,370	BHP Group Ltd.	111,465
24,716	Endeavour Mining PLC	1,542,307
35,340	Fresnillo PLC	1,481,815
53,143	Kinross Gold Corp.	1,627,324
5,771	Lundin Gold, Inc.	411,022
2,169	Mitsui Kinzoku Co. Ltd.	392,904
13,772	Newmont Corp.	1,736,098
222	Nucor Corp.	55,420
6,055	Reliance, Inc.	2,325,423
1,643	Rio Tinto Ltd.	205,354
2,950	Rio Tinto PLC	302,361
552	Steel Dynamics, Inc.	128,406

		10,419,377

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
68,939	Annaly Capital Management, Inc.	1,580,082

Oil, Gas & Consumable Fuels – 0.3%
59,618	BP PLC	426,435
35,111	Cenovus Energy, Inc.	1,127,849
1,238	Chevron Corp.	255,201
1,826	ConocoPhillips	241,927
1,653	Devon Energy Corp.	80,187
23,033	ENEOS Holdings, Inc.	192,048
13,111	EOG Resources, Inc.	1,900,571
38,021	Equinor ASA	1,630,741
4,375	Expand Energy Corp.	429,450
8,830	ExxonMobil Holdings Corp.	1,421,188
18,054	Galp Energia SGPS SA	451,839
1,253	Imperial Oil Ltd.	164,668
8,474	Inpex Corp.	209,406
1,447	Marathon Petroleum Corp.	540,194
2,674	Occidental Petroleum Corp.	160,921
260	Phillips 66	64,111
3,196	Repsol SA	101,935
7,849	Shell PLC	359,612

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
35,416	Suncor Energy, Inc.	$2,369,584
7,400	TotalEnergies SE	652,043
2,771	Valero Energy Corp.	994,567
53,321	Var Energi ASA	284,445
25,652	Whitecap Resources, Inc.	332,414

		14,391,336

Passenger Airlines – 0.0%
15,124	Deutsche Lufthansa AG	137,020
2,123	United Airlines Holdings, Inc.*	229,263

		366,283

Personal Products – 0.1%
10,584	Estee Lauder Cos., Inc. Class A	1,082,743
78,396	Shiseido Co. Ltd.	1,828,744

		2,911,487

Pharmaceuticals – 0.6%
144,959	Astellas Pharma, Inc.	2,149,192
5,277	AstraZeneca PLC	850,747
24,519	Bayer AG	1,395,560
33,762	Bristol-Myers Squibb Co.	2,255,639
4,010	Eisai Co. Ltd.	119,176
3,874	Eli Lilly & Co.	4,481,172
68,740	GSK PLC	1,728,783
11,810	Ipsen SA	2,236,705
15,205	Johnson & Johnson	4,042,249
44,329	Kyowa Kirin Co. Ltd.	730,006
16,308	Merck & Co., Inc.	2,409,670
494	Merck KGaA	79,515
13,425	Novartis AG	2,041,961
1,144	Novo Nordisk AS Class B	51,810
25,747	Otsuka Holdings Co. Ltd.	1,974,531
140	Roche Holding AG Class BR	62,339
3,475	Roche Holding AG	1,514,825
799	Zoetis, Inc.	61,603

		28,185,483

Professional Services – 0.1%
2,464	Bureau Veritas SA	77,978
1,408	Leidos Holdings, Inc.	197,416
16,298	Recruit Holdings Co. Ltd.	1,845,807
12,007	SGS SA	1,376,206
292	Verisk Analytics, Inc.	56,584

		3,553,991

Real Estate Management & Development – 0.0%
47,202	CK Asset Holdings Ltd.	272,094
22,510	Daito Trust Construction Co. Ltd.	469,345
7,109	Sun Hung Kai Properties Ltd.	105,001

		846,440

The accompanying notes are an integral part of these consolidated financial statements.	5

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Retail REITs* – 0.0%
8,622	Unibail-Rodamco-Westfield	$975,230

Semiconductors & Semiconductor Equipment – 1.4%
3,720	Advanced Micro Devices, Inc.*	1,751,078
9,420	Advantest Corp.	1,971,487
6,487	Applied Materials, Inc.	2,973,576
1,071	ASML Holding NV	1,816,451
1,158	Astera Labs, Inc.*	343,903
21,101	Broadcom, Inc.	7,814,544
2,868	Kioxia Holdings Corp.*	886,768
14,811	KLA Corp.	2,598,590
12,962	Lam Research Corp.	3,907,913
630	Lasertec Corp.	131,646
5,129	Micron Technology, Inc.	4,917,326
129	Monolithic Power Systems, Inc.	163,542
146,645	NVIDIA Corp.	32,376,283
3,908	ON Semiconductor Corp.*	289,544
10,951	QUALCOMM, Inc.	1,866,927
2,474	SCREEN Holdings Co. Ltd.	208,182
4,142	Teradyne, Inc.	1,448,996
1,072	Texas Instruments, Inc.	279,696
970	Tokyo Electron Ltd.	339,501

		66,085,953

Software – 0.7%
5,494	Adobe, Inc.*	1,608,588
6,105	Atlassian Corp. Class A*	1,185,408
2,968	Autodesk, Inc.*	767,317
81	Constellation Software, Inc.	183,438
1,105	Crowdstrike Holdings, Inc. Class A*	255,255
462	Datadog, Inc. Class A*	109,513
343	Fair Isaac Corp.*	393,493
10,199	Fortinet, Inc.*	1,743,315
1,803	Intuit, Inc.	647,818
38,462	Microsoft Corp.	19,511,388
1,254	Nebius Group NV*	258,725
14,286	Palantir Technologies, Inc. Class A*	2,662,625
691	PTC, Inc.*	107,616
3,809	Salesforce, Inc.	980,970
217	ServiceNow, Inc.*	32,114
3,608	Workday, Inc. Class A*	712,400
9,896	Zoom Communications, Inc.*	956,745

		32,116,728

Specialty Retail – 0.4%
288	AutoZone, Inc.*	861,477
28,008	Avolta AG	1,577,968
23,747	Best Buy Co., Inc.	1,903,322
1,614	Burlington Stores, Inc.*	419,253
2,067	Dick’s Sporting Goods, Inc.	279,252
190	Fast Retailing Co. Ltd.	85,728

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
55,565	H & M Hennes & Mauritz AB Class B	$1,015,085
4,198	Home Depot, Inc.	1,376,230
379,758	Kingfisher PLC	1,605,172
6,335	Lowe’s Cos., Inc.	1,296,774
10,056	O’Reilly Automotive, Inc.*	892,973
7,398	Ross Stores, Inc.	1,690,739
15,115	TJX Cos., Inc.	2,024,050
3,566	Ulta Beauty, Inc.*	1,915,299
6,378	Williams-Sonoma, Inc.	1,455,778
49,177	Zalando SE*(a)	1,399,237

		19,798,337

Technology Hardware, Storage & Peripherals – 0.8%
90,320	Apple, Inc.	28,617,892
9,228	Canon, Inc.	269,159
959	Dell Technologies, Inc. Class C	437,313
7,668	Everpure, Inc. Class A*	712,741
4,102	Hewlett Packard Enterprise Co.	214,288
5,992	HP, Inc.	179,880
9,506	Logitech International SA	933,777
9,240	NetApp, Inc.	1,712,080
295	Sandisk Corp.*	462,176
3,723	Seagate Technology Holdings PLC	3,084,059
5,909	Western Digital Corp.	2,662,300

		39,285,665

Textiles, Apparel & Luxury Goods – 0.1%
2,331	adidas AG	408,268
13,077	Asics Corp.	366,717
16,107	Deckers Outdoor Corp.*	1,402,598
6,003	Pandora AS	792,139
21,217	Tapestry, Inc.	2,617,966

		5,587,688

Tobacco – 0.0%
15,348	Altria Group, Inc.	1,051,031
5,275	Philip Morris International, Inc.	988,008

		2,039,039

Trading Companies & Distributors – 0.1%
6,051	Brenntag SE	440,339
21,766	Fastenal Co.	1,073,282
7,102	Ferguson Enterprises, Inc.	1,594,470
17,907	Rexel SA	746,425
726	Sunbelt Rentals Holdings, Inc.	52,475
394	Watsco, Inc.	122,069
1,619	WW Grainger, Inc.	2,120,064

		6,149,124

6	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Wireless Telecommunication Services – 0.0%
254,349	Airtel Africa PLC(a)	$1,136,400
1,944	Millicom International Cellular SA	182,269
230	T-Mobile U.S., Inc.	41,501
538,604	Vodafone Group PLC	863,281

		2,223,451

TOTAL COMMON STOCKS
(Cost $326,271,539)		$545,653,605

Units	Expiration Date	Value

Warrants*(b) – 0.0%

Constellation Software, Inc.
264	03/31/40	$0
(Cost $0)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – 1.0%

U.S. Treasury Bills
$3,121,900	0.000%	09/03/26	$3,121,275
2,548,500	0.000	09/08/26	2,546,710
3,124,000	0.000	09/10/26	3,121,175
1,580,500	0.000	09/15/26	1,578,283
3,316,900	0.000	09/17/26	3,311,549
787,000	0.000	09/22/26	785,331
3,086,900	0.000	09/29/26	3,078,044
2,552,900	0.000	10/06/26	2,543,747
3,204,300	0.000	10/15/26	3,189,765
2,290,100	0.000	10/22/26	2,277,992
3,198,600	0.000	10/29/26	3,179,284
808,600	0.000	11/05/26	803,128
1,730,800	0.000	12/03/26	1,713,998
773,700	0.000	12/08/26	765,796
3,154,000	0.000	12/10/26	3,121,093
1,000,400	0.000	12/15/26	989,404
3,349,200	0.000	12/22/26	3,309,682
3,368,800	0.000	12/24/26	3,328,305
3,525,100	0.000	12/31/26	3,479,971
3,250,100	0.000	02/11/27	3,193,519

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $49,443,029)			$49,438,051

Shares	Description	Value

Contingent Value Rights*(b) – 0.0%

Health Care Equipment & Supplies – 0.0%
580	ABIOMED, Inc.	$592

Shares	Description	Value

Contingent Value Rights*(b) – (continued)

846	Hologic, Inc.	$8

TOTAL CONTINGENT VALUE RIGHTS
(Cost $600)		$600

Exchange Traded Funds – 77.0%

1,240,875	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(d)	$63,557,617
7,598,790	Goldman Sachs MarketBeta International Equity ETF(d)	591,109,874
3,304,512	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(d)	220,801,544
5,597,441	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(d)(e)	369,202,171
11,472,356	Goldman Sachs MarketBeta U.S. Equity ETF(d)	1,216,643,354
2,798,576	iShares Core MSCI EAFE ETF	280,585,230
6,694,933	iShares Core MSCI Emerging Markets ETF	547,176,874
2,338,696	iShares MSCI EAFE Small-Cap ETF(e)	202,998,813
1,865,489	State Street SPDR Portfolio S&P 500 Growth ETF	225,518,965

TOTAL EXCHANGE TRADED FUNDS
(Cost$2,242,321,449)		$3,717,594,442

Shares	Dividend Rate	Value

Investment Company(d)(f) – 7.6%

Goldman Sachs Central Government Fund — Institutional Shares
365,373,418	3.779%	$365,373,418
(Cost $365,373,418)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 96.9% (Cost $2,983,410,035)		$4,678,060,116

The accompanying notes are an integral part of these consolidated financial statements.	7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) August 31, 2026

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d)(f) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
417,400	3.585%	$417,400
(Cost $417,400)

TOTAL INVESTMENTS – 96.9% (Cost $2,983,827,435)		$4,678,477,516

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		150,302,782

NET ASSETS – 100.0%		$4,828,780,298

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

(e)	All or a portion of security is on loan.

(f)	Rate disclosed is the 1- day net yield as of August 31, 2026.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	18,190,000	USD	12,958,003	09/16/26	$73,866

	CAD	580,000	USD	413,881	09/16/26	4,901

	DKK	1,050,000	USD	162,358	09/16/26	932

	EUR	8,850,000	USD	10,222,938	09/16/26	63,214

	GBP	1,515,000	USD	2,016,501	09/16/26	36,347

	ILS	400,000	USD	131,050	09/16/26	2,790

	INR	2,312,000,000	USD	24,112,744	09/16/26	166,528

	INR	2,282,499,999	USD	23,708,038	12/16/26	74,693

	KRW	1,610,000,000	USD	1,125,504	09/16/26	52,079

	NOK	4,400,000	USD	444,061	09/16/26	26,740

	NZD	1,060,000	USD	622,993	09/16/26	4,417

	SEK	4,500,000	USD	466,052	09/16/26	4,211

	USD	414,359	BRL	2,120,000	09/02/26	5,358

	USD	11,709,951	CAD	16,200,000	09/16/26	12,957

	USD	79,813,752	CHF	62,240,000	09/16/26	2,681,363

	USD	13,688,698	DKK	87,450,000	09/16/26	89,025

	USD	282,708,618	EUR	241,820,000	09/16/26	1,646,778

	USD	15,148,046	HKD	118,300,000	09/16/26	49,035

	USD	7,435,560	ILS	21,480,000	09/16/26	248,350

	USD	189,451,843	JPY	30,029,000,000	09/16/26	1,239,702

	USD	5,393,685	NOK	50,350,000	09/16/26	6,218

	USD	38,017,125	SEK	353,250,000	09/16/26	1,101,550

	ZAR	196,980,000	USD	11,876,071	09/16/26	341,178

TOTAL						$7,932,232

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	60,440,000	USD	11,833,668	09/02/26	$(173,288)

	CAD	89,270,000	USD	64,515,080	09/16/26	(58,866)

	CHF	2,340,000	USD	2,907,886	09/16/26	(7,986)

	HKD	9,810,000	USD	1,254,221	09/16/26	(2,139)

	JPY	2,078,000,000	USD	13,104,356	09/16/26	(80,119)

8	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	SEK	119,250,000	USD	12,504,462	09/16/26	$(42,517)
	USD	67,066,764	AUD	94,440,000	09/16/26	(592,923)
	USD	11,087,826	BRL	58,320,000	09/02/26	(163,554)
	USD	339,572	CAD	480,000	09/16/26	(7,006)
	USD	1,957,467	CHF	1,580,000	09/16/26	(586)
	USD	376,664	DKK	2,440,000	09/16/26	(2,789)
	USD	39,066,854	EUR	33,770,000	09/16/26	(183,244)
	USD	116,638,652	GBP	86,660,000	09/16/26	(786,971)
	USD	246,277	HKD	1,930,000	09/16/26	(55)
	USD	307,765	ILS	920,000	09/16/26	(67)
	USD	24,205,915	INR	2,311,999,999	09/16/26	(73,357)
	USD	17,859,482	JPY	2,858,000,000	09/16/26	(53,545)
	USD	12,347,098	KRW	18,590,000,000	09/16/26	(1,249,970)
	USD	341,064	NOK	3,200,000	09/16/26	(1,337)
	USD	13,718,677	NZD	23,970,000	09/16/26	(469,074)
	USD	13,583,751	SEK	131,100,000	09/16/26	(116,552)
	USD	13,181,177	SGD	16,790,000	09/16/26	(41,967)
	USD	219,589	ZAR	3,640,000	09/16/26	(6,174)

TOTAL						$(4,114,086)

FUTURES CONTRACTS — At August 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,147	09/18/26	$317,616,445	$1,372,129
Gold	53	12/29/26	23,751,950	171,230
S&P 500 E-Mini Index	1,250	09/18/26	481,187,500	14,388,803
S&P Toronto Stock Exchange 60 Index	423	09/17/26	129,938,324	5,310,300

TOTAL FUTURES CONTRACTS				$21,242,462

SWAP CONTRACTS — At August 31, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

BNPXA13E Index	0.000%	BNP Paribas SA	08/17/27	EUR 8,239	$—

BNPXA13U Index	0.000	BNP Paribas SA	08/17/27	$ 12,827	—

ENHADGM2 Index	0.000	BNP Paribas SA	08/16/27	13,919	(36,928)

BABXBGV1 Index(b)	0.000	BofA Securities LLC	03/16/27	107,169	(34,332)

BACVBL5X Index	0.000	BofA Securities LLC	07/13/27	9,936	294

BACVCL5X Index	0.000	BofA Securities LLC	03/17/27	6,936	(601)

BAED1020 Index(b)	0.000	BofA Securities LLC	08/17/27	EUR 45,405	575

BAES0510 Index(b)	ESTR+0.000	BofA Securities LLC	03/17/27	EUR 44,127	10,255

BAUD1020 Index	0.000	BofA Securities LLC	08/17/27	39,199	—

BAUD1020 Index	0.075	BofA Securities LLC	08/17/27	39,360	(988)

BAUS0510 Index(b)	0.000	BofA Securities LLC	03/17/27	50,251	4,894,958

BAUS0510 Index	0.000	BofA Securities LLC	08/17/27	26,100	2,542,400

The accompanying notes are an integral part of these consolidated financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BE TA FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CIEQDUG2 Index	0.000%	Citibank NA	07/26/27	$14,713	$ 24,783
JPOS5DCO Index	0.050	JPMorgan Securities, Inc.	07/09/27	7,954	—
JPOSCUG2 Index	0.000	JPMorgan Securities, Inc.	08/17/27	13,348	(4,659)
JPOSSVCO Index	0.260	JPMorgan Securities, Inc.	07/09/27	23,979	(511)
JPOSSVCO Index	0.000	JPMorgan Securities, Inc.	07/14/27	15,213	(324)
JPOSSVGK Index	0.460	JPMorgan Securities, Inc.	07/09/27	11,042	(786)
UBCSTYS1 Index	0.000	UBS AG (London)	08/17/27	25,649	8,791

TOTAL					$7,402,927

(a)	Payments made monthly.
(b)	The top 50 components are shown below.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BABXBGV1) of Futures & Options

Caption	Security Type	Shares/Contracts	Value	Weight

Soybean	Futures	(20)	$(26,048)	0.8
Corn	Futures	(13)	(7,100)	0.2
LME Copper	Futures	0	(3,636)	0.1
LME Copper	Futures	0	(3,275)	0.1
LME Zinc	Futures	(1)	(3,182)	0.1
LME Copper	Futures	0	(1,649)	0.0
Brent Crude	Futures	(16)	(1,385)	0.0
Soybean	Futures	(1)	(1,189)	0.0
LME Zinc	Futures	0	(1,121)	0.0
LME Zinc	Futures	0	(1,024)	0.0
LME Copper	Futures	0	(796)	0.0
Brent Crude	Futures	(7)	(675)	0.0
Brent Crude	Futures	(6)	(494)	0.0
Corn	Futures	(1)	(480)	0.0
Lean Hogs	Futures	0	(93)	0.0
Brent Crude	Futures	(1)	(75)	0.0
LME Copper	Futures	0	(40)	0.0
LME Nickel	Futures	0	(13)	0.0
LME Zinc	Futures	0	(10)	0.0
LME Copper	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Zinc	Options	0	0	0.0
LME Zinc	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Zinc	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Zinc	Options	0	0	0.0
LME Zinc	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Nickel	Options	0	0	0.0

10	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BABXBGV1) of Futures & Options (continued)

Caption	Security Type	Shares/Contracts	Value	Weight

LME Nickel	Options	0	$ 0	0.0
LME Nickel	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
LME Copper	Options	0	0	0.0
LME Nickel	Options	0	0	0.0
Corn	Options	1	1	0.0

A basket (BAUS0510) of Swaptions

ATMF Straddle, 06/24/26	Swaption	1,640	188	0.0%
ATMF Straddle, 08/26/26	Swaption	1,585	186	0.0
ATMF Straddle, 07/01/26	Swaption	1,622	185	0.0
ATMF Straddle, 06/17/26	Swaption	1,629	185	0.0
ATMF Straddle, 01/28/26	Swaption	1,693	185	0.0
ATMF Straddle, 08/12/26	Swaption	1,583	185	0.0
ATMF Straddle, 04/15/26	Swaption	1,647	184	0.0
ATMF Straddle, 07/15/26	Swaption	1,604	184	0.0
ATMF Straddle, 08/19/26	Swaption	1,573	184	0.0
ATMF Straddle, 01/14/26	Swaption	1,691	184	0.0
ATMF Straddle, 07/22/26	Swaption	1,596	184	0.0
ATMF Straddle, 04/22/26	Swaption	1,635	183	0.0
ATMF Straddle, 07/08/26	Swaption	1,596	183	0.0
ATMF Straddle, 01/21/26	Swaption	1,673	182	0.0
ATMF Straddle, 02/04/26	Swaption	1,666	182	0.0
ATMF Straddle, 02/25/26	Swaption	1,634	182	0.0
ATMF Straddle, 07/29/26	Swaption	1,577	182	0.0
ATMF Straddle, 06/03/26	Swaption	1,604	182	0.0
ATMF Straddle, 01/07/26	Swaption	1,674	181	0.0
ATMF Straddle, 06/10/26	Swaption	1,598	181	0.0
ATMF Straddle, 02/11/26	Swaption	1,652	181	0.0
ATMF Straddle, 08/05/26	Swaption	1,561	181	0.0
ATMF Straddle, 02/18/26	Swaption	1,637	181	0.0
ATMF Straddle, 05/13/26	Swaption	1,604	181	0.0
ATMF Straddle, 05/27/26	Swaption	1,598	181	0.0
ATMF Straddle, 03/04/26	Swaption	1,614	180	0.0
ATMF Straddle, 04/08/26	Swaption	1,611	180	0.0
ATMF Straddle, 04/29/26	Swaption	1,593	178	0.0
ATMF Straddle, 04/01/26	Swaption	1,603	178	0.0
ATMF Straddle, 03/11/26	Swaption	1,598	177	0.0
ATMF Straddle, 05/20/26	Swaption	1,561	177	0.0
ATMF Straddle, 12/31/25	Swaption	1,629	176	0.0
ATMF Straddle, 05/06/26	Swaption	1,568	176	0.0
ATMF Straddle, 03/18/26	Swaption	1,579	176	0.0
ATMF Straddle, 09/17/25	Swaption	1,618	174	0.0
ATMF Straddle, 12/24/25	Swaption	1,610	174	0.0
ATMF Straddle, 10/29/25	Swaption	1,600	173	0.0
ATMF Straddle, 12/17/25	Swaption	1,598	172	0.0
ATMF Straddle, 11/05/25	Swaption	1,609	172	0.0
ATMF Straddle, 11/12/25	Swaption	1,589	171	0.0
ATMF Straddle, 10/22/25	Swaption	1,574	171	0.0
ATMF Straddle, 03/25/26	Swaption	1,533	170	0.0
ATMF Straddle, 11/26/25	Swaption	1,566	169	0.0
ATMF Straddle, 12/03/25	Swaption	1,572	169	0.0
ATMF Straddle, 12/10/25	Swaption	1,561	168	0.0
ATMF Straddle, 10/15/25	Swaption	1,564	168	0.0

The accompanying notes are an integral part of these consolidated financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaptions (continued)

Caption	Security Type	Shares/Contracts	Value	Weight

ATMF Straddle, 11/19/25	Swaption	1,556	$ 167	0.0%
ATMF Straddle, 09/24/25	Swaption	1,573	167	0.0
ATMF Straddle, 10/01/25	Swaption	1,568	166	0.0
ATMF Straddle, 10/08/25	Swaption	1,557	166	0.0

A basket (BAED1020) of Swaptions

ATMF Straddle, 02/25/26	Swaption	27	6	0.0
ATMF Straddle, 02/11/26	Swaption	27	6	0.0
ATMF Straddle, 02/18/26	Swaption	27	6	0.0
ATMF Straddle, 01/07/26	Swaption	27	6	0.0
ATMF Straddle, 06/24/26	Swaption	26	6	0.0
ATMF Straddle, 05/27/26	Swaption	26	6	0.0
ATMF Straddle, 02/04/26	Swaption	27	6	0.0
ATMF Straddle, 01/14/26	Swaption	27	6	0.0
ATMF Straddle, 06/17/26	Swaption	26	6	0.0
ATMF Straddle, 03/04/26	Swaption	27	6	0.0
ATMF Straddle, 08/12/26	Swaption	26	6	0.0
ATMF Straddle, 04/15/26	Swaption	26	6	0.0
ATMF Straddle, 04/08/26	Swaption	26	6	0.0
ATMF Straddle, 01/28/26	Swaption	27	6	0.0
ATMF Straddle, 07/01/26	Swaption	26	6	0.0
ATMF Straddle, 08/05/26	Swaption	26	6	0.0
ATMF Straddle, 06/03/26	Swaption	26	6	0.0
ATMF Straddle, 01/21/26	Swaption	26	6	0.0
ATMF Straddle, 04/22/26	Swaption	26	6	0.0
ATMF Straddle, 12/31/25	Swaption	26	6	0.0
ATMF Straddle, 08/26/26	Swaption	26	6	0.0
ATMF Straddle, 12/24/25	Swaption	26	6	0.0
ATMF Straddle, 05/20/26	Swaption	26	6	0.0
ATMF Straddle, 05/13/26	Swaption	26	6	0.0
ATMF Straddle, 04/01/26	Swaption	26	6	0.0
ATMF Straddle, 06/10/26	Swaption	26	6	0.0
ATMF Straddle, 05/06/26	Swaption	26	6	0.0
ATMF Straddle, 07/15/26	Swaption	26	6	0.0
ATMF Straddle, 12/17/25	Swaption	26	6	0.0
ATMF Straddle, 03/11/26	Swaption	26	6	0.0
ATMF Straddle, 08/19/26	Swaption	25	6	0.0
ATMF Straddle, 07/29/26	Swaption	25	6	0.0
ATMF Straddle, 12/03/25	Swaption	26	6	0.0
ATMF Straddle, 07/22/26	Swaption	25	6	0.0
ATMF Straddle, 07/08/26	Swaption	25	6	0.0
ATMF Straddle, 04/29/26	Swaption	25	6	0.0
ATMF Straddle, 03/18/26	Swaption	25	6	0.0
ATMF Straddle, 03/25/26	Swaption	25	6	0.0
ATMF Straddle, 11/26/25	Swaption	26	6	0.0
ATMFStraddle, 11/19/25	Swaption	26	6	0.0
ATMF Straddle, 12/10/25	Swaption	26	6	0.0
ATMF Straddle, 11/12/25	Swaption	25	6	0.0
ATMF Straddle, 11/05/25	Swaption	25	6	0.0
ATMF Straddle, 10/29/25	Swaption	25	6	0.0
ATMF Straddle, 09/17/25	Swaption	25	6	0.0
ATMF Straddle, 10/22/25	Swaption	25	6	0.0
ATMF Straddle, 10/15/25	Swaption	25	5	0.0
ATMF Straddle, 10/08/25	Swaption	25	5	0.0
ATMF Straddle, 10/01/25	Swaption	25	5	0.0
ATMF Straddle, 09/24/25	Swaption	25	5	0.0

12	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAES0510) of Swaptions

Caption	Security Type	Shares/Contracts	Value	Weight

ATMF Straddle, 02/25/26	Swaption	66	$ 7	0.0
ATMF Straddle, 02/18/26	Swaption	65	6	0.0
ATMF Straddle, 02/11/26	Swaption	66	6	0.0
ATMF Straddle, 03/04/26	Swaption	64	6	0.0
ATMF Straddle, 06/24/26	Swaption	62	6	0.0
ATMF Straddle, 06/17/26	Swaption	62	6	0.0
ATMF Straddle, 02/04/26	Swaption	65	6	0.0
ATMF Straddle, 07/01/26	Swaption	61	6	0.0
ATMF Straddle, 01/28/26	Swaption	64	6	0.0
ATMF Straddle, 04/15/26	Swaption	63	6	0.0
ATMF Straddle, 01/14/26	Swaption	64	6	0.0
ATMF Straddle, 01/07/26	Swaption	64	6	0.0
ATMF Straddle, 05/27/26	Swaption	62	6	0.0
ATMF Straddle, 04/22/26	Swaption	62	6	0.0
ATMF Straddle, 01/21/26	Swaption	63	6	0.0
ATMF Straddle, 08/12/26	Swaption	60	6	0.0
ATMF Straddle, 06/03/26	Swaption	60	6	0.0
ATMF Straddle, 08/05/26	Swaption	59	6	0.0
ATMF Straddle, 10/29/25	Swaption	62	6	0.0
ATMF Straddle, 11/05/25	Swaption	63	6	0.0
ATMF Straddle, 04/08/26	Swaption	61	6	0.0
ATMF Straddle, 11/12/25	Swaption	62	6	0.0
ATMF Straddle, 03/11/26	Swaption	61	6	0.0
ATMF Straddle, 12/03/25	Swaption	63	6	0.0
ATMF Straddle, 12/31/25	Swaption	63	6	0.0
ATMF Straddle, 08/26/26	Swaption	59	6	0.0
ATMF Straddle, 05/13/26	Swaption	60	6	0.0
ATMF Straddle, 05/06/26	Swaption	60	6	0.0
ATMF Straddle, 11/26/25	Swaption	63	6	0.0
ATMF Straddle, 06/10/26	Swaption	60	6	0.0
ATMF Straddle, 12/24/25	Swaption	62	6	0.0
ATMF Straddle, 10/22/25	Swaption	61	6	0.0
ATMF Straddle, 11/19/25	Swaption	63	6	0.0
ATMF Straddle, 08/19/26	Swaption	58	6	0.0
ATMF Straddle, 07/15/26	Swaption	59	6	0.0
ATMF Straddle, 07/29/26	Swaption	58	6	0.0
ATMF Straddle, 03/18/26	Swaption	60	6	0.0
ATMF Straddle, 12/17/25	Swaption	62	6	0.0
ATMF Straddle, 09/17/25	Swaption	61	6	0.0
ATMF Straddle, 07/08/26	Swaption	58	6	0.0
ATMF Straddle, 05/20/26	Swaption	59	6	0.0
ATMF Straddle, 07/22/26	Swaption	58	6	0.0
ATMF Straddle, 10/15/25	Swaption	60	6	0.0
ATMF Straddle, 04/29/26	Swaption	59	6	0.0
ATMF Straddle, 10/08/25	Swaption	61	6	0.0
ATMF Straddle, 12/10/25	Swaption	61	6	0.0
ATMF Straddle, 04/01/26	Swaption	59	6	0.0
ATMF Straddle, 10/01/25	Swaption	60	6	0.0
ATMF Straddle, 09/24/25	Swaption	60	6	0.0
ATMF Straddle, 03/25/26	Swaption	57	6	0.0

The accompanying notes are an integral part of these consolidated financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF 14.297	09/16/2026	12,790,000	CHF	12,790,000	$ 16	$ 219,030	$ (219,014)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	12,658,000		12,658,000	47	203,393	(203,346)
Call CHF/Put NOK	MS & Co. Int. PLC	14.016	03/17/2027	6,069,000		6,069,000	4,903	131,070	(126,167)
Call CHF/Put NOK	MS & Co. Int. PLC	13.698	06/16/2027	16,302,000		16,302,000	75,263	308,550	(233,287)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	14,676,000		14,676,000	18	219,968	(219,950)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	14,434,000		14,434,000	12,142	225,565	(213,423)
Call CHF/Put SEK	MS & Co. Int. PLC	13.176	03/17/2027	6,961,000		6,961,000	15,940	126,165	(110,225)
Call CHF/Put SEK	MS & Co. Int. PLC	13.086	06/16/2027	11,071,000		11,071,000	73,560	190,142	(116,582)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY 10.589	09/16/2026	1,176,981,000	JPY	1,176,981,000	7	107,071	(107,064)
Call JPY/Put KRW	MS & Co. Int. PLC	10.715	12/16/2026	1,221,949,000		1,221,949,000	574	104,448	(103,874)
Call JPY/Put KRW	MS & Co. Int. PLC	10.678	03/17/2027	568,140,000		568,140,000	2,881	53,887	(51,006)
Call JPY/Put KRW	MS & Co. Int. PLC	10.680	06/16/2027	1,206,105,000		1,206,105,000	16,949	92,145	(75,196)
Call USD/Put CAD	MS & Co. Int. PLC	$ 1.429	09/16/2026	41,095,000		$41,095,000	534	268,104	(267,570)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	39,171,000		39,171,000	49,786	243,683	(193,897)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	03/17/2027	15,145,000		15,145,000	44,572	123,250	(78,678)
Call USD/Put CAD	MS & Co. Int. PLC	1.450	06/16/2027	31,901,000		31,901,000	95,735	230,963	(135,228)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	13,030,000		13,030,000	13	225,015	(225,002)
Call USD/Put CLP	MS & Co. Int. PLC	1,040.580	12/16/2026	16,388,000		16,388,000	54,392	238,822	(184,430)
Call USD/Put CLP	MS & Co. Int. PLC	1,050.690	03/17/2027	6,307,000		6,307,000	44,925	118,439	(73,514)
Call USD/Put CLP	MS & Co. Int. PLC	1,013.540	06/16/2027	15,335,000		15,335,000	261,584	282,655	(21,071)
Call USD/Put KRW	MS & Co. Int. PLC	1,581.730	12/16/2026	9,704,000		9,704,000	2,737	98,204	(95,467)
Call USD/Put KRW	MS & Co. Int. PLC	1,642.100	03/17/2027	3,801,000		3,801,000	2,600	49,983	(47,383)
Call USD/Put KRW	MS & Co. Int. PLC	1,660.160	06/16/2027	3,914,000		3,914,000	6,208	45,520	(39,312)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	7,000,000		7,000,000	7	102,963	(102,956)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	8,468,000		8,468,000	542	109,178	(108,636)
Call USD/Put SEK	MS & Co. Int. PLC	10.040	12/16/2026	8,810,000		8,810,000	41,671	101,271	(59,600)
Call USD/Put SEK	MS & Co. Int. PLC	10.227	03/17/2027	7,833,000		7,833,000	49,551	119,124	(69,573)
Call USD/Put SEK	MS & Co. Int. PLC	10.163	06/16/2027	16,433,000		16,433,000	181,733	233,234	(51,501)

				4,512,471,000			$1,038,890	$4,571,842	$(3,532,952)

Puts
Put AUD/Call JPY	BNP Paribas SA	AUD 99.570	06/16/2027	29,754,000	AUD	29,754,000	155,627	317,175	(161,548)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	31,651,000		31,651,000	23	319,774	(319,751)
Put AUD/Call JPY	MS & Co. Int. PLC	90.000	12/16/2026	29,642,000		29,642,000	3,377	309,709	(306,332)
Put AUD/Call JPY	MS & Co. Int. PLC	97.950	03/17/2027	13,359,000		13,359,000	28,901	154,338	(125,437)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	12,942,000		12,942,000	9	109,790	(109,781)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	12/16/2026	11,836,000		11,836,000	416	101,388	(100,972)
Put AUD/Call USD	MS & Co. Int. PLC	0.647	06/16/2027	5,823,000		5,823,000	22,566	50,074	(27,508)
Put CAD/Call JPY	MS & Co. Int. PLC	CAD 95.680	09/16/2026	16,416,000	CAD	16,416,000	12	159,363	(159,351)
Put CAD/Call JPY	MS & Co. Int. PLC	102.300	12/16/2026	16,531,000		16,531,000	11,570	148,898	(137,328)
Put CAD/Call JPY	MS & Co. Int. PLC	104.900	03/17/2027	8,073,000		8,073,000	23,760	87,932	(64,172)
Put CAD/Call JPY	MS & Co. Int. PLC	104.550	06/16/2027	18,253,000		18,253,000	88,963	164,487	(75,524)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD 77.260	09/16/2026	16,878,000	NZD	16,878,000	10	147,016	(147,006)
Put NZD/Call JPY	MS & Co. Int. PLC	79.800	12/16/2026	17,065,000		17,065,000	6,977	153,976	(146,999)
Put NZD/Call JPY	MS & Co. Int. PLC	82.370	03/17/2027	7,978,000		7,978,000	16,785	77,864	(61,079)
Put NZD/Call JPY	MS & Co. Int. PLC	83.619	06/16/2027	17,474,000		17,474,000	81,757	134,403	(52,646)

14	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.550	09/16/2026	7,151,000	NZD	7,151,000	$4	$ 53,036	$(53,032)
Put NZD/Call USD	MS & Co. Int. PLC		0.537	12/16/2026	13,447,000		13,447,000	5,625	101,290	(95,665)
Put NZD/Call USD	MS & Co. Int. PLC		0.540	03/17/2027	6,451,000		6,451,000	11,221	52,998	(41,777)
Put NZD/Call USD	MS & Co. Int. PLC		0.543	06/16/2027	21,049,000		21,049,000	75,855	146,863	(71,008)

					301,773,000			$533,458	$2,790,374	$(2,256,916)

Total purchased option contracts					4,814,244,000			$1,572,348	$7,362,216	$(5,789,868)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description		Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,775.000	09/04/2026	(34)	EUR	(23,035,000)	$(79)	$(5,030)	$4,951
Euro Stoxx 50 Index		6,800.000	09/11/2026	(33)		(22,440,000)	(153)	(2,964)	2,811
Euro Stoxx 50 Index		6,725.000	09/18/2026	(34)		(22,865,000)	(1,224)	(3,682)	2,458
Euro Stoxx 50 Index		6,725.000	09/25/2026	(31)		(20,847,500)	(2,305)	(2,737)	432
FTSE 100 Index	GBP	11,125.000	09/18/2026	(10)	GBP	(11,125,000)	(1,626)	(2,449)	823
FTSE 100 Index		11,200.000	09/18/2026	(5)		(5,600,000)	(440)	(973)	533
FTSE 100 Index		11,325.000	09/18/2026	(4)		(4,530,000)	(108)	(1,370)	1,262
FTSE 100 Index		11,425.000	09/18/2026	(2)		(2,285,000)	(27)	(495)	468
Nikkei 225 Index	JPY	69,750.000	09/11/2026	(2)	JPY	(13,950,000)	(2,266)	(14,829)	12,563
Nikkei 225 Index		70,625.000	09/11/2026	(2)		(14,125,000)	(1,264)	(2,269)	1,005
Nikkei 225 Index		71,750.000	09/11/2026	(2)		(14,350,000)	(626)	(3,266)	2,640
Nikkei 225 Index		73,875.000	09/11/2026	(3)		(22,162,500)	(244)	(4,085)	3,841
Nikkei 225 Index		74,625.000	09/11/2026	(3)		(22,387,500)	(170)	(8,371)	8,201
Nikkei 225 Index		75,500.000	09/11/2026	(1)		(7,550,000)	(31)	(1,806)	1,775
Nikkei 225 Index		73,500.000	10/09/2026	(2)		(14,700,000)	(2,429)	(3,932)	1,503
Nikkei 225 Index		74,250.000	10/09/2026	(1)		(7,425,000)	(964)	(2,514)	1,550
S&P 500 Index		$7,810.000	09/02/2026	(19)		$(14,839,000)	(238)	(13,362)	13,124
S&P 500 Index		8,100.000	09/02/2026	(14)		(11,340,000)	(105)	(18,889)	18,784
S&P 500 Index		7,825.000	09/04/2026	(17)		(13,302,500)	(2,380)	(2,107)	(273)
S&P 500 Index		7,860.000	09/04/2026	(17)		(13,362,000)	(638)	(9,861)	9,223
S&P 500 Index		8,025.000	09/09/2026	(14)		(11,235,000)	(210)	(19,659)	19,449
S&P 500 Index		7,975.000	09/16/2026	(14)		(11,165,000)	(3,045)	(23,009)	19,964
S&P 500 Index		7,975.000	09/23/2026	(14)		(11,165,000)	(9,030)	(18,086)	9,056

				(278)			$(29,602)	$(165,745)	$136,143

Puts
Euro Stoxx 50 Index	EUR	6,300.000	09/04/2026	(69)	EUR	(43,470,000)	(5,610)	(18,871)	13,261
Euro Stoxx 50 Index		6,325.000	09/11/2026	(67)		(42,377,500)	(20,079)	(19,315)	(764)
Euro Stoxx 50 Index		6,200.000	09/18/2026	(67)		(41,540,000)	(17,121)	(20,368)	3,247
Euro Stoxx 50 Index		6,250.000	09/25/2026	(63)		(39,375,000)	(27,734)	(26,396)	(1,338)
FTSE 100 Index	GBP	10,375.000	09/18/2026	(4)	GBP	(4,150,000)	(759)	(3,309)	2,550
FTSE 100 Index		10,425.000	09/18/2026	(24)		(25,020,000)	(5,366)	(10,769)	5,403
FTSE 100 Index		10,450.000	09/18/2026	(7)		(7,315,000)	(1,707)	(3,815)	2,108
FTSE 100 Index		10,525.000	09/18/2026	(9)		(9,472,500)	(2,805)	(2,660)	(145)
Nikkei 225 Index	JPY	53,500.000	09/11/2026	(4)	JPY	(21,400,000)	(401)	(11,322)	10,921

The accompanying notes are an integral part of these consolidated financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Nikkei 225 Index	JPY	58,000.000	09/11/2026	(2)	JPY	(11,600,000)	$(476)	$(14,766)	$14,290
Nikkei 225 Index		59,750.000	09/11/2026	(5)		(29,875,000)	(2,034)	(14,140)	12,106
Nikkei 225 Index		60,250.000	09/11/2026	(6)		(36,150,000)	(2,854)	(27,625)	24,771
Nikkei 225 Index		62,250.000	09/11/2026	(7)		(43,575,000)	(7,668)	(19,751)	12,083
Nikkei 225 Index		62,500.000	09/11/2026	(4)		(25,000,000)	(4,757)	(5,839)	1,082
Nikkei 225 Index		57,500.000	10/09/2026	(3)		(17,250,000)	(4,601)	(13,201)	8,600
Nikkei 225 Index		59,875.000	10/09/2026	(3)		(17,962,500)	(8,169)	(9,586)	1,417
S&P 500 Index		$7,450.000	09/02/2026	(27)		$(20,115,000)	(878)	(93,807)	92,929
S&P 500 Index		7,545.000	09/02/2026	(37)		(27,916,500)	(3,885)	(51,563)	47,678
S&P 500 Index		7,605.000	09/04/2026	(69)		(52,474,500)	(75,210)	(83,817)	8,607
S&P 500 Index		7,450.000	09/09/2026	(28)		(20,860,000)	(13,720)	(80,105)	66,385
S&P 500 Index		7,400.000	09/16/2026	(28)		(20,720,000)	(37,100)	(84,044)	46,944
S&P 500 Index		7,375.000	09/23/2026	(28)		(20,650,000)	(58,800)	(89,414)	30,614

				(561)			$(301,734)	$(704,483)	$402,749

Total written option contracts				(839)			$(331,336)	$(870,228)	$538,892

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.500	09/11/2026	256	$640,000	$400,000	$379,702	$20,298
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	520,000	2,747,337	(2,227,337)
3 Month SOFR	96.375	09/11/2026	658	1,645,000	4,113	947,402	(943,289)
3 Month SOFR	96.500	09/11/2026	1,245	3,112,500	7,781	1,413,440	(1,405,659)
3 Month SOFR	96.625	09/11/2026	559	1,397,500	3,493	930,634	(927,141)
3 Month SOFR	97.000	09/11/2026	1,398	3,495,000	8,737	1,086,190	(1,077,453)
3 Month SOFR	97.250	09/11/2026	1,143	2,857,500	7,143	745,190	(738,047)
3 Month SOFR	95.500	12/11/2026	304	760,000	338,200	390,096	(51,896)
3 Month SOFR	96.000	12/11/2026	2,008	5,020,000	527,100	4,045,036	(3,517,936)
3 Month SOFR	96.375	12/11/2026	620	1,550,000	31,000	962,438	(931,438)
3 Month SOFR	96.500	12/11/2026	2,891	7,227,500	108,413	4,082,654	(3,974,241)
3 Month SOFR	96.000	03/12/2027	1,952	4,880,000	695,400	4,103,026	(3,407,626)
3 Month SOFR	96.250	03/12/2027	1,302	3,255,000	252,263	2,606,552	(2,354,289)
3 Month SOFR	96.500	03/12/2027	1,232	3,080,000	146,300	1,641,665	(1,495,365)
3 Month SOFR	97.250	03/12/2027	6,517	16,292,500	366,581	3,139,298	(2,772,717)
3 Month SOFR	96.000	06/11/2027	1,731	4,327,500	833,044	3,725,043	(2,891,999)
3 Month SOFR	96.250	06/11/2027	1,302	3,255,000	406,875	2,671,652	(2,264,777)
3 Month SOFR	96.500	06/11/2027	4,249	10,622,500	929,469	6,284,041	(5,354,572)
3 Month SOFR	96.250	09/10/2027	1,323	3,307,500	570,544	2,681,668	(2,111,124)
3 Month SOFR	96.500	09/10/2027	3,685	9,212,500	1,151,562	5,815,135	(4,663,573)
3 Month SOFR	97.000	09/10/2027	1,263	3,157,500	221,025	965,513	(744,488)
3 Month SOFR	95.625	12/10/2027	318	795,000	393,525	592,898	(199,373)
3 Month SOFR	96.375	12/10/2027	1,464	3,660,000	686,250	2,452,141	(1,765,891)
3 Month SOFR	96.500	12/10/2027	4,565	11,412,500	1,854,531	7,415,047	(5,560,516)
3 Month SOFR	95.750	03/10/2028	322	805,000	390,425	592,306	(201,881)
3 Month SOFR	96.250	03/10/2028	1,387	3,467,500	944,894	2,719,505	(1,774,611)

16	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.375	03/10/2028	4,021	$10,052,500	$2,387,469	$7,390,869	$(5,003,400)
3 Month SOFR	95.750	06/16/2028	320	800,000	426,000	632,627	(206,627)
3 Month SOFR	96.250	06/16/2028	1,362	3,405,000	1,064,063	2,760,720	(1,696,657)
3 Month SOFR	95.750	09/15/2028	324	810,000	455,625	672,935	(217,310)
3 Month SOFR	95.750	12/15/2028	312	780,000	464,100	671,412	(207,312)

TOTAL			51,633	$129,082,500	$16,595,925	$77,264,172	$(60,668,247)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor’s Depositary Receipt

Abbreviations:
ATMF	—At-the-Money-Forward
BofA Securities LLC	—Bank of America Securities LLC
ESTR	—Euro short-term rate
LME	—London Metal Exchange
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these consolidated financial statements.	17

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments August 31, 2026

Shares	Description	Value

Common Stocks – 40.1%

Aerospace & Defense – 0.9%
1,181	Axon Enterprise, Inc.*	$669,107
11,551	Boeing Co.*	2,400,067
3,719	General Dynamics Corp.	1,381,051
15,288	General Electric Co.	5,132,334
4,642	Honeywell Aerospace, Inc.*	733,947
5,863	Howmet Aerospace, Inc.	1,436,142
577	Huntington Ingalls Industries, Inc.	168,022
2,730	L3Harris Technologies, Inc.	726,862
2,973	Lockheed Martin Corp.	1,668,537
1,956	Northrop Grumman Corp.	1,055,653
19,733	RTX Corp.	4,099,136
2,548	Textron, Inc.	205,267
820	TransDigm Group, Inc.	960,827

		20,636,952

Air Freight & Logistics – 0.1%
1,727	CH Robinson Worldwide, Inc.	258,463
1,916	Expeditors International of Washington, Inc.	363,369
3,217	FedEx Corp.	1,053,246
10,940	United Parcel Service, Inc. Class B	1,140,276

		2,815,354

Automobile Components* – 0.0%
3,101	Aptiv PLC	138,801

Automobiles – 0.7%
57,350	Ford Motor Co.	799,459
13,212	General Motors Co.	1,140,460
41,253	Tesla, Inc.*	15,179,041

		17,118,960

Banks – 1.4%
95,668	Bank of America Corp.	5,925,676
24,992	Citigroup, Inc.	3,289,447
6,196	Citizens Financial Group, Inc.	426,719
13,280	Fifth Third Bancorp	714,066
29,704	Huntington Bancshares, Inc.	495,611
39,263	JPMorgan Chase & Co.	13,978,413
13,504	KeyCorp	291,821
5,884	PNC Financial Services Group, Inc.	1,409,983
12,505	Regions Financial Corp.	373,649
18,256	Truist Financial Corp.	905,132
22,746	U.S. Bancorp	1,400,699
44,841	Wells Fargo & Co.	3,873,814

		33,085,030

Beverages – 0.4%
2,467	Brown-Forman Corp. Class B	65,548
56,740	Coca-Cola Co.	5,031,136
2,044	Constellation Brands, Inc. Class A	266,987
19,936	Keurig Dr. Pepper, Inc.	635,161
2,351	Molson Coors Beverage Co. Class B	93,476

Shares	Description	Value

Common Stocks – (continued)

Beverages – (continued)
20,922	Monster Beverage Corp.*	$960,738
20,027	PepsiCo, Inc.	2,810,589

		9,863,635

Biotechnology – 0.7%
25,889	AbbVie, Inc.	6,638,457
7,908	Amgen, Inc.	3,399,491
2,163	Biogen, Inc.*	468,614
18,193	Gilead Sciences, Inc.	2,662,364
2,459	Incyte Corp.*	302,998
5,175	Moderna, Inc.*	726,259
1,464	Regeneron Pharmaceuticals, Inc.	1,169,853
3,719	Vertex Pharmaceuticals, Inc.*	2,025,070

		17,393,106

Broadline Retail – 1.6%
143,438	Amazon.com, Inc.*	37,260,889
6,506	eBay, Inc.	673,762

		37,934,651

Building Products – 0.2%
1,641	A.O. Smith Corp.	97,032
1,259	Allegion PLC	195,460
1,576	Builders FirstSource, Inc.*	104,646
11,440	Carrier Global Corp.	666,037
8,940	Johnson Controls International PLC	1,235,866
464	Lennox International, Inc.	177,545
2,956	Masco Corp.	213,305
3,239	Trane Technologies PLC	1,439,411

		4,129,302

Capital Markets – 1.1%
1,317	Ameriprise Financial, Inc.	728,446
3,091	ARES Management Corp. Class A	442,539
10,058	Bank of New York Mellon Corp.	1,622,154
2,115	Blackrock, Inc.	2,444,115
10,885	Blackstone, Inc.	1,559,167
1,533	Cboe Global Markets, Inc.	460,207
23,955	Charles Schwab Corp.	2,630,738
5,310	CME Group, Inc.	1,516,005
3,259	Coinbase Global, Inc. Class A*	613,083
534	FactSet Research Systems, Inc.	167,436
4,492	Franklin Templeton, Inc.	153,402
6,528	Interactive Brokers Group, Inc. Class A	635,109
8,286	Intercontinental Exchange, Inc.	1,331,560
6,496	Invesco Ltd.	212,939
10,131	KKR & Co., Inc.	1,111,573
2,201	Moody’s Corp.	1,110,713
17,565	Morgan Stanley	3,746,966
1,067	MSCI, Inc.	608,873

18	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
6,547	Nasdaq, Inc.	$645,600
2,711	Northern Trust Corp.	503,053
2,542	Raymond James Financial, Inc.	452,908
11,593	Robinhood Markets, Inc. Class A*	1,215,062
4,443	S&P Global, Inc.	1,936,437
4,055	State Street Corp.	776,046

		26,624,131

Chemicals – 0.4%
3,263	Air Products & Chemicals, Inc.	1,009,768
1,728	Albemarle Corp.	233,228
2,251	CF Industries Holdings, Inc.	292,698
9,800	Corteva, Inc.	829,374
10,561	Dow, Inc.	322,322
3,712	Ecolab, Inc.	1,051,238
3,741	International Flavors & Fragrances, Inc.	322,961
6,775	Linde PLC	3,316,904
3,784	LyondellBasell Industries NV Class A	246,263
4,657	Mosaic Co.	112,327
3,266	PPG Industries, Inc.	366,347
3,361	Sherwin-Williams Co.	1,138,740

		9,242,170

Commercial Services & Supplies – 0.2%
4,983	Cintas Corp.	1,005,520
12,986	Copart, Inc.*	428,408
2,930	Republic Services, Inc.	647,296
4,303	Rollins, Inc.	155,209
3,599	Veralto Corp.	354,753
5,414	Waste Management, Inc.	1,185,233

		3,776,419

Communications Equipment – 0.5%
15,130	Arista Networks, Inc.*	2,960,790
2,072	Ciena Corp.*	793,162
57,878	Cisco Systems, Inc.	6,394,940
827	F5, Inc.*	336,696
1,140	Lumentum Holdings, Inc.*	1,042,826
2,432	Motorola Solutions, Inc.	1,180,250

		12,708,664

Construction & Engineering – 0.1%
515	Comfort Systems USA, Inc.	795,994
651	EMCOR Group, Inc.	478,186
2,199	Quanta Services, Inc.	1,334,991

		2,609,171

Construction Materials – 0.0%
880	Martin Marietta Materials, Inc.	456,456
1,901	Vulcan Materials Co.	512,472

		968,928

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – 0.2%
7,799	American Express Co.	$2,574,996
9,118	Capital One Financial Corp.	1,955,902
4,929	Synchrony Financial	379,927

		4,910,825

Consumer Staples Distribution & Retail – 0.7%
542	Casey’s General Stores, Inc.	407,698
6,501	Costco Wholesale Corp.	6,136,229
3,227	Dollar General Corp.	409,022
2,654	Dollar Tree, Inc.*	335,970
8,312	Kroger Co.	478,272
7,007	Sysco Corp.	568,128
6,655	Target Corp.	1,070,656
64,240	Walmart, Inc.	6,736,849

		16,142,824

Containers & Packaging – 0.1%
6,775	Amcor PLC	310,905
1,121	Avery Dennison Corp.	195,177
3,901	Ball Corp.	245,646
7,759	International Paper Co.	294,299
1,297	Packaging Corp. of America	303,420
7,685	Smurfit Westrock PLC	360,427

		1,709,874

Distributors – 0.0%
2,017	Genuine Parts Co.	273,646

Diversified Telecommunication Services – 0.3%
101,814	AT&T, Inc.	2,635,964
52,206	Comcast Corp. Class A	1,389,724
61,185	Verizon Communications, Inc.	3,060,474

		7,086,162

Electric Utilities – 0.5%
3,785	Alliant Energy Corp.	257,304
7,973	American Electric Power Co., Inc.	976,134
4,684	Constellation Energy Corp.	1,287,023
11,423	Duke Energy Corp.	1,369,732
5,638	Edison International	304,339
6,709	Entergy Corp.	713,234
3,378	Evergy, Inc.	273,686
5,511	Eversource Energy	386,542
14,993	Exelon Corp.	655,494
7,628	FirstEnergy Corp.	349,820
30,557	NextEra Energy, Inc.	2,516,063
3,092	NRG Energy, Inc.	340,491
32,269	PG&E Corp.	428,210
1,776	Pinnacle West Capital Corp.	173,409
11,024	PPL Corp.	376,249
16,518	Southern Co.	1,453,584
9,147	Xcel Energy, Inc.	692,336

		12,553,650

Electrical Equipment – 0.4%
3,359	AMETEK, Inc.	789,936
5,690	Eaton Corp. PLC	2,286,697

The accompanying notes are an integral part of these consolidated financial statements.	19

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
8,207	Emerson Electric Co.	$1,251,075
3,938	GE Vernova, Inc.	3,538,411
863	Generac Holdings, Inc.*	159,983
774	Hubbell, Inc.	350,622
1,631	Rockwell Automation, Inc.	692,246
5,628	Vertiv Holdings Co. Class A	1,456,076

		10,525,046

Electronic Equipment, Instruments & Components – 0.4%
18,027	Amphenol Corp. Class A	2,858,181
1,872	CDW Corp.	283,758
2,867	Coherent Corp.*	796,539
11,476	Corning, Inc.	1,706,825
5,388	Flex Ltd.*	588,639
1,546	Jabil, Inc.	471,932
2,513	Keysight Technologies, Inc.*	810,945
4,277	TE Connectivity PLC	877,854
679	Teledyne Technologies, Inc.*	416,193
698	Zebra Technologies Corp. Class A*	246,778

		9,057,644

Energy Equipment & Services – 0.1%
14,537	Baker Hughes Co.	923,826
12,241	Halliburton Co.	451,081
21,907	SLB Ltd.	1,316,611

		2,691,518

Entertainment – 0.4%
2,319	Live Nation Entertainment, Inc.*	417,165
61,701	Netflix, Inc.*	5,000,866
2,551	Take-Two Interactive Software, Inc.*	560,455
923	TKO Group Holdings, Inc.	168,549
25,445	Walt Disney Co.	2,736,610
36,316	Warner Bros Discovery, Inc.*	1,036,095

		9,919,740

Financial Services – 1.4%
6,758	Apollo Global Management, Inc.	923,008
26,864	Berkshire Hathaway, Inc. Class B*	13,540,262
7,842	Block, Inc.*	643,201
958	Corpay, Inc.*	387,319
7,814	Fiserv, Inc.*	416,564
3,407	Global Payments, Inc.	310,207
1,041	Jack Henry & Associates, Inc.	174,794
11,823	Mastercard, Inc. Class A	6,967,412
12,926	PayPal Holdings, Inc.	680,748
24,320	Visa, Inc. Class A	9,226,279

		33,269,794

Food Products – 0.2%
7,062	Archer-Daniels-Midland Co.	574,070
1,990	Bunge Global SA	231,258
7,820	General Mills, Inc.	322,184

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
2,172	Hershey Co.	$382,728
4,274	Hormel Foods Corp.	93,387
1,563	J.M. Smucker Co.	205,003
12,510	Kraft Heinz Co.	321,132
3,722	McCormick & Co., Inc.	201,807
18,809	Mondelez International, Inc. Class A	1,167,474
4,134	Tyson Foods, Inc. Class A	227,949

		3,726,992

Gas Utilities – 0.0%
2,446	Atmos Energy Corp.	406,354

Ground Transportation – 0.3%
27,227	CSX Corp.	1,375,236
1,593	Fedex Freight Holding Co., Inc.*	213,048
1,092	JB Hunt Transport Services, Inc.	289,893
3,291	Norfolk Southern Corp.	1,128,122
2,682	Old Dominion Freight Line, Inc.	536,293
29,828	Uber Technologies, Inc.*	2,256,488
8,700	Union Pacific Corp.	2,615,829

		8,414,909

Health Care Equipment & Supplies – 0.6%
25,523	Abbott Laboratories	2,816,718
976	Align Technology, Inc.*	155,955
7,568	Baxter International, Inc.	196,768
4,037	Becton Dickinson & Co.	759,400
21,780	Boston Scientific Corp.*	1,051,974
2,859	Cooper Cos., Inc.*	200,387
5,654	Dexcom, Inc.*	514,853
8,437	Edwards Lifesciences Corp.*	765,658
6,666	GE HealthCare Technologies, Inc.	474,819
1,156	IDEXX Laboratories, Inc.*	643,534
1,015	Insulet Corp.*	150,890
5,190	Intuitive Surgical, Inc.*	1,955,903
18,813	Medtronic PLC	1,705,399
2,126	ResMed, Inc.	510,453
2,157	Solventum Corp.*	196,416
1,437	STERIS PLC	334,304
5,056	Stryker Corp.	1,637,133
2,835	Zimmer Biomet Holdings, Inc.	283,613

		14,354,177

Health Care Providers & Services – 0.7%
3,432	Cardinal Health, Inc.	805,216
2,851	Cencora, Inc.	922,584
6,874	Centene Corp.*	442,273
3,876	Cigna Group	1,070,086
18,696	CVS Health Corp.	1,755,741
470	DaVita, Inc.*	82,725
3,182	Elevance Health, Inc.	1,249,062
2,275	HCA Healthcare, Inc.	942,874

20	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
1,419	Henry Schein, Inc.*	$127,426
1,759	Humana, Inc.	674,102
1,202	Labcorp Holdings, Inc.	399,857
1,761	McKesson Corp.	1,559,048
1,622	Quest Diagnostics, Inc.	389,767
13,307	UnitedHealth Group, Inc.	5,181,879
781	Universal Health Services, Inc. Class B	133,028

		15,735,668

Health Care REITs – 0.1%
2,298	Alexandria Real Estate Equities, Inc.	117,864
10,102	Healthpeak Properties, Inc.	210,324
7,124	Ventas, Inc.	649,495
10,344	Welltower, Inc.	2,443,667

		3,421,350

Health Care Technology* – 0.0%
2,200	Veeva Systems, Inc. Class A	628,518

Hotel & Resort REITs – 0.0%
9,333	Host Hotels & Resorts, Inc.	204,673

Hotels, Restaurants & Leisure – 0.6%
6,124	Airbnb, Inc. Class A*	1,122,039
11,354	Booking Holdings, Inc.	2,260,468
18,850	Carnival Corp. Ltd.	450,327
18,796	Chipotle Mexican Grill, Inc.*	714,812
1,678	Darden Restaurants, Inc.	359,528
448	Domino’s Pizza, Inc.	153,243
5,545	DoorDash, Inc. Class A*	1,284,998
1,678	Expedia Group, Inc.	532,128
3,336	Hilton Worldwide Holdings, Inc.	1,055,110
4,369	Las Vegas Sands Corp.	191,406
3,207	Marriott International, Inc. Class A	1,096,024
10,411	McDonald’s Corp.	2,743,715
2,812	MGM Resorts International*	116,304
6,727	Norwegian Cruise Line Holdings Ltd.*	108,574
3,655	Royal Caribbean Cruises Ltd.	982,245
16,700	Starbucks Corp.	1,774,375
1,229	Wynn Resorts Ltd.	112,183
4,039	Yum! Brands, Inc.	619,219

		15,676,698

Household Durables – 0.1%
3,864	Dr. Horton, Inc.	558,580
2,402	Garmin Ltd.	682,432
3,154	Lennar Corp. Class A	265,283
40	NVR, Inc.*	252,609
2,791	PulteGroup, Inc.	352,559

		2,111,463

Household Products – 0.3%
3,472	Church & Dwight Co., Inc.	346,436
1,772	Clorox Co.	173,089

Shares	Description	Value

Common Stocks – (continued)

Household Products – (continued)
11,725	Colgate-Palmolive Co.	$1,053,139
4,864	Kimberly-Clark Corp.	525,069
34,121	Procter & Gamble Co.	4,951,640

		7,049,373

Independent Power and Renewable Electricity Producers – 0.0%
10,450	AES Corp.	154,033
4,644	Vistra Corp.	637,946

		791,979

Industrial Conglomerates – 0.1%
7,643	3M Co.	1,313,297
2,002	DuPont de Nemours, Inc.	269,449
4,642	Honeywell International, Inc.	991,206

		2,573,952

Industrial REITs – 0.1%
13,662	Prologis, Inc.	1,911,587

Insurance – 0.6%
6,712	Aflac, Inc.	777,585
3,772	Allstate Corp.	972,422
7,769	American International Group, Inc.	593,241
3,130	Aon PLC Class A	1,006,358
5,099	Arch Capital Group Ltd.*	500,059
3,764	Arthur J Gallagher & Co.	986,733
726	Assurant, Inc.	204,630
4,271	Brown & Brown, Inc.	308,238
5,285	Chubb Ltd.	1,789,501
2,267	Cincinnati Financial Corp.	385,163
372	Erie Indemnity Co. Class A	95,068
580	Everest Group Ltd.	217,297
1,138	Globe Life, Inc.	196,498
4,017	Hartford Insurance Group, Inc.	551,856
2,472	Loews Corp.	267,693
7,060	Marsh & McLennan Cos., Inc.	1,339,988
7,920	MetLife, Inc.	753,746
2,880	Principal Financial Group, Inc.	317,261
8,562	Progressive Corp.	1,867,201
5,085	Prudential Financial, Inc.	597,996
3,116	Travelers Cos., Inc.	1,140,238
4,309	W.R. Berkley Corp.	291,116
1,384	Willis Towers Watson PLC	468,553

		15,628,441

Interactive Media & Services – 3.0%
69,256	Alphabet, Inc. Class C	23,229,155
85,921	Alphabet, Inc. Class A	29,157,291
32,179	Meta Platforms, Inc. Class A	18,417,329

		70,803,775

IT Services – 0.3%
8,996	Accenture PLC Class A	1,707,081
2,130	Akamai Technologies, Inc.*	231,361

The accompanying notes are an integral part of these consolidated financial statements.	21

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
6,944	Cognizant Technology Solutions Corp. Class A	$448,443
981	Gartner, Inc.*	194,346
1,940	GoDaddy, Inc. Class A*	189,887
13,772	International Business Machines Corp.	3,220,858
1,200	VeriSign, Inc.	345,936

		6,337,912

Leisure Products – 0.0%
1,970	Hasbro, Inc.	185,377

Life Sciences Tools & Services – 0.4%
4,141	Agilent Technologies, Inc.	635,892
2,294	Bio-Techne Corp.	165,879
706	Charles River Laboratories International, Inc.*	203,497
9,230	Danaher Corp.	1,971,159
2,446	IQVIA Holdings, Inc.*	638,871
296	Mettler-Toledo International, Inc.*	415,921
1,635	Revvity, Inc.	210,375
5,445	Thermo Fisher Scientific, Inc.	3,360,110
1,439	Waters Corp.*	596,653
1,035	West Pharmaceutical Services, Inc.	353,049

		8,551,406

Machinery – 0.7%
6,749	Caterpillar, Inc.	5,382,125
2,022	Cummins, Inc.	1,141,217
3,681	Deere & Co.	2,410,724
1,973	Dover Corp.	383,216
4,467	Fortive Corp.	262,838
1,085	IDEX Corp.	248,074
3,836	Illinois Tool Works, Inc.	1,056,319
5,218	Ingersoll Rand, Inc.	402,047
777	Nordson Corp.	249,977
5,623	Otis Worldwide Corp.	399,964
7,712	PACCAR, Inc.	957,291
1,848	Parker-Hannifin Corp.	1,810,005
2,368	Pentair PLC	143,169
759	Snap-on, Inc.	293,209
2,278	Stanley Black & Decker, Inc.	219,531
2,486	Westinghouse Air Brake Technologies Corp.	710,822
3,483	Xylem, Inc.	383,513

		16,454,041

Media – 0.1%
3,942	AppLovin Corp. Class A*	1,230,141
1,225	Charter Communications, Inc. Class A*	186,739
1,997	EchoStar Corp. Class A*	172,621
2,923	Fox Corp. Class A	196,864
2,037	Fox Corp. Class B	122,668
5,347	News Corp. Class A	164,206
1,765	News Corp. Class B	60,734

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
4,176	Omnicom Group, Inc.	$365,525
4,622	Paramount Skydance Corp. Class B(a)	50,426
6,257	Trade Desk, Inc. Class A*	85,846

		2,635,770

Metals & Mining – 0.2%
21,065	Freeport-McMoRan, Inc.	1,595,463
15,643	Newmont Corp.	1,971,957
3,337	Nucor Corp.	833,049
1,986	Steel Dynamics, Inc.	461,983

		4,862,452

Multi-Utilities – 0.2%
4,055	Ameren Corp.	429,870
9,586	CenterPoint Energy, Inc.	379,606
4,527	CMS Energy Corp.	308,108
5,400	Consolidated Edison, Inc.	577,908
12,887	Dominion Energy, Inc.	850,671
3,048	DTE Energy Co.	413,400
7,025	NiSource, Inc.	287,463
7,302	Public Service Enterprise Group, Inc.	535,456
9,579	Sempra	782,604
4,773	WEC Energy Group, Inc.	506,749

		5,071,835

Office REITs – 0.0%
2,173	BXP, Inc.	147,742

Oil, Gas & Consumable Fuels – 1.3%
5,179	APA Corp.	223,474
27,432	Chevron Corp.	5,654,832
17,852	ConocoPhillips	2,365,211
16,894	Devon Energy Corp.	819,528
2,844	Diamondback Energy, Inc.	570,165
7,805	EOG Resources, Inc.	1,131,413
9,165	EQT Corp.	496,560
3,505	Expand Energy Corp.	344,051
60,736	ExxonMobil Holdings Corp.	9,775,459
28,688	Kinder Morgan, Inc.	924,901
4,278	Marathon Petroleum Corp.	1,597,063
10,639	Occidental Petroleum Corp.	640,255
9,232	ONEOK, Inc.	886,364
5,875	Phillips 66	1,448,658
3,145	Targa Resources Corp.	923,529
849	Texas Pacific Land Corp.	317,815
4,351	Valero Energy Corp.	1,561,661
17,921	Williams Cos., Inc.	1,344,971

		31,025,910

Passenger Airlines – 0.1%
9,575	Delta Air Lines, Inc.	746,850
7,162	Southwest Airlines Co.	275,952
4,756	United Airlines Holdings, Inc.*	513,600

		1,536,402

22	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Shares	Description	Value

Common Stocks – (continued)

Personal Products – 0.0%
3,624	Estee Lauder Cos., Inc. Class A	$370,735
28,134	Kenvue, Inc.	531,170

		901,905

Pharmaceuticals – 1.4%
29,923	Bristol-Myers Squibb Co.	1,999,156
11,591	Eli Lilly & Co.	13,407,657
35,273	Johnson & Johnson	9,377,327
36,190	Merck & Co., Inc.	5,347,434
83,514	Pfizer, Inc.	2,376,809
17,064	Viatris, Inc.	281,727
6,143	Zoetis, Inc.	473,625

		33,263,735

Professional Services – 0.2%
5,857	Automatic Data Processing, Inc.	1,676,039
1,695	Broadridge Financial Solutions, Inc.	309,134
1,745	Equifax, Inc.	330,084
1,730	Jacobs Solutions, Inc.	257,857
1,843	Leidos Holdings, Inc.	258,407
4,725	Paychex, Inc.	601,681
1,920	Verisk Analytics, Inc.	372,058

		3,805,260

Real Estate Management & Development* – 0.0%
4,291	CBRE Group, Inc. Class A	625,671
5,984	CoStar Group, Inc.	191,907

		817,578

Residential REITs – 0.1%
1,473	Camden Property Trust	155,844
942	Essex Property Trust, Inc.	266,548
8,008	Invitation Homes, Inc.	233,353
1,705	Mid-America Apartment Communities, Inc.	219,689
4,333	UDR, Inc.	160,104
10,682	Vivmark Residential	695,826

		1,731,364

Retail REITs – 0.1%
1,152	Federal Realty Investment Trust	133,667
9,882	Kimco Realty Corp.	234,302
13,664	Realty Income Corp.	837,330
2,415	Regency Centers Corp.	180,569
4,752	Simon Property Group, Inc.	1,008,945

		2,394,813

Semiconductors & Semiconductor Equipment – 7.0%
23,893	Advanced Micro Devices, Inc.*	11,246,913
7,154	Analog Devices, Inc.	2,590,750
11,629	Applied Materials, Inc.	5,330,617
69,377	Broadcom, Inc.	25,693,078
1,575	First Solar, Inc.*	317,993

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
69,227	Intel Corp.*	$6,196,509
19,141	KLA Corp.	3,358,289
18,325	Lam Research Corp.	5,524,804
12,829	Marvell Technology, Inc.	2,715,386
7,929	Microchip Technology, Inc.	582,385
16,525	Micron Technology, Inc.	15,843,013
720	Monolithic Power Systems, Inc.	912,794
354,904	NVIDIA Corp.	78,355,705
3,699	NXP Semiconductors NV	830,943
5,743	ON Semiconductor Corp.*	425,499
3,067	Qnity Electronics, Inc.	366,292
15,444	QUALCOMM, Inc.	2,632,893
2,204	Skyworks Solutions, Inc.	147,690
2,294	Teradyne, Inc.	802,510
13,336	Texas Instruments, Inc.	3,479,496

		167,353,559

Software – 3.8%
5,923	Adobe, Inc.*	1,734,195
3,094	Autodesk, Inc.*	799,892
4,042	Cadence Design Systems, Inc.*	1,369,349
14,919	Crowdstrike Holdings, Inc. Class A*	3,446,289
4,848	Datadog, Inc. Class A*	1,149,170
340	Fair Isaac Corp.*	390,051
9,125	Fortinet, Inc.*	1,559,736
8,076	Gen Digital, Inc.	250,356
4,052	Intuit, Inc.	1,455,884
108,849	Microsoft Corp.	55,218,009
24,864	Oracle Corp.	3,707,720
33,644	Palantir Technologies, Inc. Class A*	6,270,569
11,884	Palo Alto Networks, Inc.*	4,541,233
1,693	PTC, Inc.*	263,668
1,479	Roper Technologies, Inc.	628,042
11,987	Salesforce, Inc.	3,087,132
15,112	ServiceNow, Inc.*	2,236,425
2,807	Synopsys, Inc.*	1,233,929
3,416	Trimble, Inc.*	204,755
618	Tyler Technologies, Inc.*	230,032
2,985	Workday, Inc. Class A*	589,388

		90,365,824

Specialized REITs – 0.3%
6,827	American Tower Corp.	1,199,504
6,395	Crown Castle, Inc.	486,915
5,096	Digital Realty Trust, Inc.	945,767
1,445	Equinix, Inc.	1,512,510
3,096	Extra Space Storage, Inc.	436,846
4,360	Iron Mountain, Inc.	502,926
2,315	Public Storage	710,682
1,554	SBA Communications Corp.	294,732
16,013	VICI Properties, Inc.	410,733
10,565	Weyerhaeuser Co.	246,904

		6,747,519

The accompanying notes are an integral part of these consolidated financial statements.	23

GOLDMAN SACHS STRA TEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2026

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – 0.6%
241	AutoZone, Inc.*	$720,889
2,871	Best Buy Co., Inc.	230,111
10,496	Carvana Co.*	771,036
14,595	Home Depot, Inc.	4,784,679
8,207	Lowe’s Cos., Inc.	1,679,973
12,143	O’Reilly Automotive, Inc.*	1,078,298
4,720	Ross Stores, Inc.	1,078,709
16,204	TJX Cos., Inc.	2,169,878
7,685	Tractor Supply Co.	268,206
638	Ulta Beauty, Inc.*	342,670
1,725	Williams-Sonoma, Inc.	393,731

		13,518,180

Technology Hardware, Storage & Peripherals – 3.4%
215,214	Apple, Inc.	68,190,556
4,239	Dell Technologies, Inc. Class C	1,933,026
19,442	Hewlett Packard Enterprise Co.	1,015,650
13,401	HP, Inc.	402,298
2,891	NetApp, Inc.	535,673
2,170	Sandisk Corp.*	3,399,739
3,286	Seagate Technology Holdings PLC	2,722,057
8,246	Super Micro Computer, Inc.*	307,411
5,051	Western Digital Corp.	2,275,728

		80,782,138

Textiles, Apparel & Luxury Goods – 0.1%
2,080	Deckers Outdoor Corp.*	181,126
1,534	Lululemon Athletica, Inc.*	184,479
17,576	NIKE, Inc. Class B	686,519
566	Ralph Lauren Corp.	196,345
2,961	Tapestry, Inc.	365,358

		1,613,827

Tobacco – 0.2%
24,469	Altria Group, Inc.	1,675,637
22,838	Philip Morris International, Inc.	4,277,557

		5,953,194

Trading Companies & Distributors – 0.1%
16,822	Fastenal Co.	829,493
918	United Rentals, Inc.	952,884
636	WW Grainger, Inc.	832,835

		2,615,212

Water Utilities – 0.0%
2,861	American Water Works Co., Inc.	395,476

Wireless Telecommunication Services – 0.0%
6,819	T-Mobile U.S., Inc.	1,230,420

TOTAL COMMON STOCKS (Cost $822,519,603)		$960,924,757

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(b) – 48.3%

U.S. Treasury Bills
$116,506,100	0.000%	09/08/26	$116,424,256
74,341,100	0.000	09/17/26	74,221,177
105,810,600	0.000	10/06/26	105,431,256
67,489,400	0.000	10/15/26	67,183,266
86,000,000	0.000	10/29/26	85,480,660
132,304,800	0.000	11/24/26	131,154,983
100,000,000	0.000	12/03/26	99,029,219
100,000,000	0.000	12/10/26	98,956,667
250,971,200	0.000	12/31/26	247,758,201
133,235,400	0.000	01/21/27	131,233,539

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,156,867,290)			$1,156,873,224

Shares	Description	Value

Contingent Value Rights*(c) – 0.0%

Health Care Equipment & Supplies – 0.0%
3,650	Hologic, Inc.	$37

TOTAL CONTINGENT VALUE RIGHTS (Cost $36)		$37

Shares	Dividend Rate	Value

Investment Company(d)(e) – 6.9%

Goldman Sachs Central Government Fund — Institutional Shares
165,521,707	3.779%	$165,521,707
(Cost $165,521,707)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 95.3% (Cost $2,144,908,636)		$2,283,319,725

Securities Lending Reinvestment Vehicle(d)(e) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
48,840	3.585%	$48,840
(Cost $48,840)

TOTAL INVESTMENTS – 95.3% (Cost $2,144,957,476)		$2,283,368,565

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%		111,595,616

NET ASSETS – 100.0%		$2,394,964,181

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.

24	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.
(d)	Rate disclosed is the 1-day net yield as of August 31, 2026.
(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	49,360,000	USD	34,302,254	09/16/26	$1,060,751
	CAD	7,490,000	USD	5,403,335	09/16/26	4,720
	GBP	14,020,000	USD	18,875,635	09/16/26	121,679
	JPY	1,591,320,000	USD	9,969,634	09/16/26	4,250
	NZD	13,470,000	USD	7,922,771	09/16/26	50,070
	USD	3,941,159	CHF	3,160,000	09/16/26	25,054
	USD	3,180,388	JPY	504,080,000	09/16/26	20,976

TOTAL						$1,287,500

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CHF	7,060,000	USD	8,902,142	09/16/26	$ (152,869)
	JPY	847,540,000	USD	5,339,396	09/16/26	(27,287)
	USD	42,489,924	AUD	59,810,000	09/16/26	(359,779)
	USD	2,950,704	CAD	4,130,000	09/16/26	(31,307)
	USD	14,986,222	EUR	12,910,000	09/16/26	(18,775)
	USD	56,131,517	GBP	41,670,000	09/16/26	(331,970)
	USD	7,704,583	NZD	13,470,000	09/16/26	(268,258)

TOTAL						$(1,190,245)

FUTURES CONTRACTS — At August 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10,199	12/21/26	$1,097,986,094	$(7,748,313)
20 Year U.S. Treasury Bonds	23	12/21/26	2,498,375	(20,889)
Australian 10 Year Government Bonds	34	09/15/26	2,607,540	(5,985)
Japan 10 Year Government Bonds	17	09/14/26	13,405,258	(21,786)
S&P 500 E-Mini Index	644	09/18/26	247,907,800	(225,860)

Total				$(8,022,833)

Short position contracts:
10 Year U.K. Long Gilt	(56)	12/29/26	(6,536,307)	25,919
2 Year U.S. Treasury Notes	(77)	12/31/26	(15,803,047)	37,154
5 Year German Euro-Bund	(109)	09/08/26	(15,605,812)	107,803

The accompanying notes are an integral part of these consolidated financial statements.	25

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:

5 Year U.S. Treasury Notes	(23)	12/31/26	$ (2,431,172)	$ 12,538

Canada 10 Year Government Bonds	(126)	12/18/26	(10,654,930)	55,222

Total				$ 238,636

TOTAL FUTURES CONTRACTS				$(7,784,197)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$7,745.000	09/04/2026	142	$ 109,979,000	$ 195,960	$179,702	$16,258
S&P 500 Index	7,790.000	09/04/2026	46	35,834,000	20,700	61,986	(41,286)
S&P 500 Index	7,825.000	09/04/2026	45	35,212,500	6,525	65,765	(59,240)
S&P 500 Index	7,860.000	09/04/2026	49	38,514,000	1,838	87,069	(85,231)
S&P 500 Index	7,930.000	09/04/2026	7	5,551,000	70	10,227	(10,157)
S&P 500 Index	7,940.000	09/04/2026	8	6,352,000	80	21,588	(21,508)
S&P 500 Index	7,950.000	09/04/2026	10	7,950,000	125	22,710	(22,585)
S&P 500 Index	7,975.000	09/04/2026	54	43,065,000	540	179,164	(178,624)
S&P 500 Index	7,785.000	09/11/2026	69	53,716,500	127,995	119,829	8,166
S&P 500 Index	7,825.000	09/11/2026	24	18,780,000	23,160	41,854	(18,694)
S&P 500 Index	7,860.000	09/11/2026	23	18,078,000	11,615	41,233	(29,618)
S&P 500 Index	7,890.000	09/11/2026	25	19,725,000	6,875	55,725	(48,850)
S&P 500 Index	7,970.000	09/11/2026	46	36,662,000	2,760	132,396	(129,636)
S&P 500 Index	7,835.000	09/18/2026	42	32,907,000	92,610	87,322	5,288
S&P 500 Index	7,870.000	09/18/2026	14	11,018,000	20,580	28,714	(8,134)
S&P 500 Index	7,900.000	09/18/2026	14	11,060,000	14,070	29,274	(15,204)
S&P 500 Index	7,935.000	09/18/2026	51	40,468,500	32,130	125,001	(92,871)
S&P 500 Index	7,860.000	09/25/2026	23	18,078,000	65,205	61,923	3,282
S&P 500 Index	7,900.000	09/25/2026	53	41,870,000	102,290	143,283	(40,993)

			745		$725,128	$1,494,765	$ (769,637)

Puts
S&P 500 Index	6,200.000	09/01/2026	307	190,340,000	768	74,371	(73,603)
S&P 500 Index	6,200.000	09/02/2026	304	188,480,000	760	59,964	(59,204)
S&P 500 Index	6,300.000	09/03/2026	306	192,780,000	1,530	78,719	(77,189)
S&P 500 Index	6,300.000	09/04/2026	305	192,150,000	2,287	73,886	(71,599)
S&P 500 Index	6,300.000	09/08/2026	304	191,520,000	4,560	78,204	(73,644)
S&P 500 Index	6,200.000	09/09/2026	304	188,480,000	6,840	74,479	(67,639)
S&P 500 Index	6,200.000	09/10/2026	306	189,720,000	9,180	67,415	(58,235)
S&P 500 Index	6,250.000	09/11/2026	305	190,625,000	13,725	70,455	(56,730)
S&P 500 Index	6,200.000	09/14/2026	304	188,480,000	17,480	72,190	(54,710)
S&P 500 Index	6,200.000	09/15/2026	304	188,480,000	22,040	81,244	(59,204)
S&P 500 Index	6,000.000	09/16/2026	306	183,600,000	22,950	79,479	(56,529)
S&P 500 Index	6,000.000	09/17/2026	306	183,600,000	27,540	69,539	(41,999)

26	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$5,850.000	09/18/2026	308	$ 180,180,000	$25,410	$73,125	$ (47,715)
S&P 500 Index	6,000.000	09/21/2026	309	185,400,000	37,852	82,816	(44,964)
S&P 500 Index	6,000.000	09/22/2026	308	184,800,000	40,810	83,432	(42,622)
S&P 500 Index	6,000.000	09/23/2026	308	184,800,000	45,430	80,177	(34,747)
S&P 500 Index	6,000.000	09/24/2026	309	185,400,000	51,758	77,209	(25,451)
S&P 500 Index	6,100.000	09/25/2026	307	187,270,000	62,935	73,916	(10,981)
S&P 500 Index	6,200.000	09/28/2026	306	189,720,000	80,325	87,279	(6,954)
S&P 500 Index	6,000.000	09/29/2026	311	186,600,000	67,642	74,003	(6,361)

			6,127		$541,822	$1,511,902	$ (970,080)

Total purchased option contracts			6,872		$1,266,950	$3,006,667	$(1,739,717)

Written option contracts
Puts
S&P 500 Index	7,340.000	09/01/2026	(1,237)	(907,958,000)	(9,278)	(287,912)	278,634
S&P 500 Index	7,225.000	09/02/2026	(1,239)	(895,177,500)	(15,487)	(152,087)	136,600
S&P 500 Index	7,425.000	09/03/2026	(1,234)	(916,245,000)	(86,380)	(318,064)	231,684
S&P 500 Index	7,430.000	09/04/2026	(1,228)	(912,404,000)	(178,060)	(291,951)	113,891
S&P 500 Index	7,460.000	09/04/2026	(76)	(56,696,000)	(14,820)	(286,644)	271,824
S&P 500 Index	7,510.000	09/04/2026	(19)	(14,269,000)	(6,270)	(71,791)	65,521
S&P 500 Index	7,530.000	09/04/2026	(18)	(13,554,000)	(7,470)	(47,902)	40,432
S&P 500 Index	7,535.000	09/04/2026	(10)	(7,535,000)	(4,400)	(21,890)	17,490
S&P 500 Index	7,540.000	09/04/2026	(7)	(5,278,000)	(3,255)	(26,733)	23,478
S&P 500 Index	7,545.000	09/04/2026	(23)	(17,353,500)	(11,385)	(61,577)	50,192
S&P 500 Index	7,575.000	09/04/2026	(25)	(18,937,500)	(18,250)	(73,485)	55,235
S&P 500 Index	7,590.000	09/04/2026	(5)	(3,795,000)	(4,450)	(14,445)	9,995
S&P 500 Index	7,615.000	09/04/2026	(101)	(76,911,500)	(125,240)	(189,649)	64,409
S&P 500 Index	7,635.000	09/04/2026	(24)	(18,324,000)	(39,120)	(43,165)	4,045
S&P 500 Index	7,360.000	09/08/2026	(1,246)	(917,056,000)	(227,395)	(252,626)	25,231
S&P 500 Index	7,490.000	09/11/2026	(13)	(9,737,000)	(15,145)	(40,527)	25,382
S&P 500 Index	7,500.000	09/11/2026	(61)	(45,750,000)	(76,555)	(222,059)	145,504
S&P 500 Index	7,510.000	09/11/2026	(11)	(8,261,000)	(14,795)	(36,619)	21,824
S&P 500 Index	7,540.000	09/11/2026	(13)	(9,802,000)	(21,775)	(46,427)	24,652
S&P 500 Index	7,550.000	09/11/2026	(4)	(3,020,000)	(7,180)	(13,876)	6,696
S&P 500 Index	7,570.000	09/11/2026	(51)	(38,607,000)	(106,335)	(128,389)	22,054
S&P 500 Index	7,590.000	09/11/2026	(9)	(6,831,000)	(21,825)	(22,431)	606
S&P 500 Index	7,425.000	09/18/2026	(77)	(57,172,500)	(143,990)	(325,813)	181,823
S&P 500 Index	7,440.000	09/18/2026	(5)	(3,720,000)	(10,025)	(17,625)	7,600
S&P 500 Index	7,445.000	09/18/2026	(7)	(5,211,500)	(14,315)	(27,643)	13,328
S&P 500 Index	7,465.000	09/18/2026	(8)	(5,972,000)	(17,920)	(31,352)	13,432
S&P 500 Index	7,525.000	09/18/2026	(36)	(27,090,000)	(108,000)	(116,644)	8,644
S&P 500 Index	7,540.000	09/18/2026	(6)	(4,524,000)	(19,440)	(19,254)	(186)
S&P 500 Index	7,410.000	09/25/2026	(77)	(57,057,000)	(210,210)	(326,033)	115,823
S&P 500 Index	7,490.000	09/25/2026	(22)	(16,478,000)	(81,620)	(86,128)	4,508
S&P 500 Index	7,510.000	09/25/2026	(5)	(3,755,000)	(20,100)	(19,945)	(155)

Total written option contracts			(6,897)		$(1,640,490)	$(3,620,686)	$ 1,980,196

TOTAL			(25)		$(373,540)	$(614,019)	$ 240,479

The accompanying notes are an integral part of these consolidated financial statements.	27

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	09/11/2026	802	$2,005,000	$80,200	$1,032,646	$ (952,446)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	10,494	2,470,706	(2,460,212)
3 Month SOFR	96.813	09/11/2026	79	197,500	494	51,505	(51,011)
3 Month SOFR	96.875	09/11/2026	160	400,000	1,000	108,164	(107,164)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	127,812	1,095,677	(967,865)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	30,225	1,089,680	(1,059,455)
3 Month SOFR	96.625	12/11/2026	787	1,967,500	24,594	1,024,643	(1,000,049)
3 Month SOFR	96.813	12/11/2026	79	197,500	1,975	42,617	(40,642)
3 Month SOFR	96.875	12/11/2026	79	197,500	1,975	54,961	(52,986)
3 Month SOFR	96.938	12/11/2026	79	197,500	1,975	51,505	(49,530)
3 Month SOFR	96.125	03/12/2027	80	200,000	21,000	60,657	(39,657)
3 Month SOFR	96.250	03/12/2027	78	195,000	15,113	66,453	(51,340)
3 Month SOFR	96.375	03/12/2027	67	167,500	9,632	68,388	(58,756)
3 Month SOFR	96.750	03/12/2027	776	1,940,000	67,900	1,095,371	(1,027,471)
3 Month SOFR	96.875	03/12/2027	792	1,980,000	59,400	1,096,423	(1,037,023)
3 Month SOFR	97.000	03/12/2027	757	1,892,500	52,044	1,165,371	(1,113,327)
3 Month SOFR	95.750	06/11/2027	160	400,000	120,000	132,014	(12,014)
3 Month SOFR	96.000	06/11/2027	79	197,500	38,018	68,291	(30,273)
3 Month SOFR	96.750	06/11/2027	794	1,985,000	124,062	1,023,830	(899,768)
3 Month SOFR	96.875	06/11/2027	815	2,037,500	112,063	887,910	(775,847)
3 Month SOFR	97.000	06/11/2027	810	2,025,000	101,250	980,183	(878,933)
3 Month SOFR	96.875	09/10/2027	1,637	4,092,500	327,400	1,608,783	(1,281,383)
3 Month SOFR	97.000	09/10/2027	836	2,090,000	146,300	837,639	(691,339)
3 Month SOFR	96.625	12/10/2027	1,550	3,875,000	552,187	1,785,882	(1,233,695)
3 Month SOFR	97.000	12/10/2027	821	2,052,500	194,988	914,972	(719,984)
3 Month SOFR	95.875	03/10/2028	816	2,040,000	856,800	1,041,999	(185,199)
3 Month SOFR	96.250	03/10/2028	1,636	4,090,000	1,114,525	1,955,843	(841,318)
3 Month SOFR	96.375	03/10/2028	816	2,040,000	484,500	1,103,199	(618,699)
3 Month SOFR	95.875	06/16/2028	836	2,090,000	982,299	983,938	(1,639)

			19,524	$48,810,000	$5,660,225	$23,899,250	$(18,239,025)

Puts
3 Month SOFR	96.125	09/11/2026	802	2,005,000	80,200	1,226,121	(1,145,921)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	1,049,375	2,539,225	(1,489,850)
3 Month SOFR	96.813	09/11/2026	79	197,500	135,781	51,505	84,276
3 Month SOFR	96.875	09/11/2026	160	400,000	300,000	112,576	187,424
3 Month SOFR	96.125	12/11/2026	818	2,045,000	552,150	1,238,828	(686,678)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	1,203,963	1,200,505	3,458
3 Month SOFR	96.625	12/11/2026	787	1,967,500	1,411,681	1,184,144	227,537
3 Month SOFR	96.813	12/11/2026	79	197,500	178,244	41,630	136,614
3 Month SOFR	96.875	12/11/2026	79	197,500	190,588	47,555	143,033
3 Month SOFR	96.938	12/11/2026	79	197,500	202,931	51,505	151,426
3 Month SOFR	96.125	03/12/2027	80	200,000	88,000	63,657	24,343
3 Month SOFR	96.250	03/12/2027	78	195,000	104,325	64,503	39,822
3 Month SOFR	96.375	03/12/2027	67	167,500	107,200	65,038	42,162
3 Month SOFR	96.750	03/12/2027	776	1,940,000	1,920,600	1,078,221	842,379
3 Month SOFR	96.875	03/12/2027	792	1,980,000	2,192,850	951,952	1,240,898
3 Month SOFR	97.000	03/12/2027	757	1,892,500	2,327,775	1,174,834	1,152,941
3 Month SOFR	95.750	06/11/2027	160	400,000	130,000	130,776	(776)
3 Month SOFR	96.000	06/11/2027	79	197,500	91,343	74,217	17,126

28	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.750	06/11/2027	794	$1,985,000	$2,123,950	$954,356	$1,169,594
3 Month SOFR	96.875	06/11/2027	815	2,037,500	2,414,438	826,785	1,587,653
3 Month SOFR	97.000	06/11/2027	810	2,025,000	2,642,625	892,588	1,750,037
3 Month SOFR	96.875	09/10/2027	1,637	4,092,500	4,931,463	1,752,634	3,178,829
3 Month SOFR	97.000	09/10/2027	836	2,090,000	2,753,575	931,689	1,821,886
3 Month SOFR	96.625	12/10/2027	1,550	3,875,000	3,787,813	1,697,783	2,090,030
3 Month SOFR	97.000	12/10/2027	821	2,052,500	2,663,119	863,659	1,799,460
3 Month SOFR	95.875	03/10/2028	816	2,040,000	1,004,700	980,799	23,901
3 Month SOFR	96.250	03/10/2028	1,636	4,090,000	2,883,450	2,162,812	720,638
3 Month SOFR	96.375	03/10/2028	816	2,040,000	1,611,600	1,001,199	610,401
3 Month SOFR	95.875	06/16/2028	836	2,090,000	1,086,799	1,088,438	(1,639)

			19,524	$48,810,000	$40,170,538	$24,449,534	$15,721,004

Total purchased option contracts			39,048	$97,620,000	$45,830,763	$48,348,784	$(2,518,021)

Written option contracts
Calls
10 Year U.S. Treasury Notes	109.000	09/02/2026	(363)	(363,000)	(363)	(4,964)	4,601
10 Year U.S. Treasury Notes	109.250	09/02/2026	(727)	(727,000)	(727)	(9,949)	9,222
10 Year U.S. Treasury Notes	109.500	09/02/2026	(728)	(728,000)	(728)	(15,643)	14,915
10 Year U.S. Treasury Notes	109.750	09/02/2026	(364)	(364,000)	(364)	(4,978)	4,614
10 Year U.S. Treasury Notes	108.750	09/04/2026	(364)	(364,000)	(5,687)	(10,665)	4,978
10 Year U.S. Treasury Notes	109.250	09/04/2026	(364)	(364,000)	(2,548)	(4,977)	2,429
10 Year U.S. Treasury Notes	108.500	09/09/2026	(371)	(371,000)	(11,593)	(10,870)	(723)
10 Year U.S. Treasury Notes	108.750	09/09/2026	(371)	(371,000)	(5,797)	(5,073)	(724)

			(3,652)	$(3,652,000)	$(27,807)	$(67,119)	$39,312

Puts
10 Year U.S. Treasury Notes	107.250	09/02/2026	(364)	(364,000)	(5,688)	(4,978)	(710)
10 Year U.S. Treasury Notes	107.500	09/02/2026	(727)	(727,000)	(56,797)	(21,285)	(35,512)
10 Year U.S. Treasury Notes	107.750	09/02/2026	(1,090)	(1,090,000)	(204,375)	(60,312)	(144,063)
10 Year U.S. Treasury Notes	106.750	09/04/2026	(364)	(364,000)	(5,688)	(4,978)	(710)
10 Year U.S. Treasury Notes	107.000	09/04/2026	(364)	(364,000)	(11,375)	(10,665)	(710)
10 Year U.S. Treasury Notes	106.250	09/09/2026	(371)	(371,000)	(5,797)	(5,073)	(724)
10 Year U.S. Treasury Notes	106.750	09/09/2026	(371)	(371,000)	(23,187)	(22,464)	(723)

			(3,651)	$(3,651,000)	$(312,907)	$129,755)	$(183,152)

Total written option contracts			(7,303)	$(7,303,000)	$(340,714)	$(196,874)	$(143,840)

TOTAL			31,745	$90,317,000	$45,490,049	$48,151,910	$(2,661,861)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

The accompanying notes are an integral part of these consolidated financial statements.	29

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

30	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments August 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 80.2%

U.S. Treasury Bills
$22,875,600	0.000%	09/22/26	$22,827,082
39,682,500	0.000	09/29/26	39,568,652
21,559,800	0.000	10/06/26	21,482,506
37,917,700	0.000	10/15/26	37,745,704
27,000,000	0.000	10/29/26	26,836,951
17,640,500	0.000	11/12/26	17,508,774
25,000,000	0.000	11/24/26	24,782,733
19,551,600	0.000	12/01/26	19,367,640
38,960,600	0.000	12/03/26	38,582,378
19,566,700	0.000	12/08/26	19,366,798
24,088,000	0.000	12/10/26	23,836,682
15,740,500	0.000	12/15/26	15,567,481
19,584,900	0.000	12/17/26	19,365,809
19,596,300	0.000	12/22/26	19,365,077
41,835,200	0.000	12/24/26	41,332,318
43,002,000	0.000	12/31/26	42,451,477
19,629,400	0.000	01/07/27	19,364,663
19,690,500	0.000	02/04/27	19,363,509
43,252,200	0.000	02/11/27	42,499,219

TOTAL U.S. TREASURY OBLIGATIONS (Cost $511,292,378)			$511,215,453

Shares	Dividend Rate	Value

Investment Company(b)(c) – 14.9%

Goldman Sachs Central Government Fund — Institutional Shares
94,738,469	3.779%	$94,738,469
(Cost $94,738,469)

TOTAL INVESTMENTS – 95.1% (Cost $606,030,847)		$605,953,922

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%		31,343,907

NET ASSETS – 100.0%		$637,297,829

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Ratedisclosed is the 1 -day net yield as of August 31, 2026.

(c)	Representsan affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	2,097	12/31/26	$430,376,486	$(885,906)
5 Year U.S. Treasury Notes	1,948	12/31/26	205,909,688	(1,052,534)
S&P 500 E-Mini Index	21	09/18/26	8,083,950	(7,969)

Total				$(1,946,409)

Short position contracts:
10 Year U.S. Treasury Notes	(1,379)	12/21/26	(148,457,969)	131,822

TOTAL FUTURES CONTRACTS				$(1,814,587)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$ 6,200.000	09/01/2026	119	$73,780,000	$298	$ 28,828	$ (28,530)
S&P 500 Index	6,200.000	09/02/2026	117	72,540,000	292	23,078	(22,786)
S&P 500 Index	6,300.000	09/03/2026	119	74,970,000	595	30,613	(30,018)
S&P 500 Index	6,300.000	09/04/2026	118	74,340,000	885	28,586	(27,701)

The accompanying notes are an integral part of these consolidated financial statements.	31

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$	6,300.000	09/08/2026	118	$74,340,000	$1,771	$ 30,356	$ (28,585)
S&P 500 Index		6,200.000	09/09/2026	120	74,400,000	2,700	29,400	(26,700)
S&P 500 Index		6,200.000	09/10/2026	121	75,020,000	3,630	26,657	(23,027)
S&P 500 Index		6,250.000	09/11/2026	120	75,000,000	5,400	27,720	(22,320)
S&P 500 Index		6,200.000	09/14/2026	119	73,780,000	6,842	28,258	(21,416)
S&P 500 Index		6,200.000	09/15/2026	120	74,400,000	8,700	32,070	(23,370)
S&P 500 Index		6,000.000	09/16/2026	121	72,600,000	9,075	31,428	(22,353)
S&P 500 Index		6,000.000	09/17/2026	122	73,200,000	10,980	27,725	(16,745)
S&P 500 Index		5,850.000	09/18/2026	122	71,370,000	10,065	28,965	(18,900)
S&P 500 Index		6,000.000	09/21/2026	123	73,800,000	15,068	32,966	(17,898)
S&P 500 Index		6,000.000	09/22/2026	123	73,800,000	16,298	33,319	(17,021)
S&P 500 Index		6,000.000	09/23/2026	123	73,800,000	18,143	32,019	(13,876)
S&P 500 Index		6,000.000	09/24/2026	123	73,800,000	20,602	30,733	(10,131)
S&P 500 Index		6,100.000	09/25/2026	123	75,030,000	25,215	29,614	(4,399)
S&P 500 Index		6,200.000	09/28/2026	123	76,260,000	32,288	35,083	(2,795)
S&P 500 Index		6,000.000	09/29/2026	124	74,400,000	26,970	29,506	(2,536)

Total purchased option contracts				2,418		$215,817	$ 596,924	$ (381,107)

Written option contracts
Puts
S&P 500 Index		7,340.000	09/01/2026	(495)	(363,330,000)	(3,712)	(115,211)	111,499
S&P 500 Index		7,225.000	09/02/2026	(495)	(357,637,500)	(6,188)	(60,761)	54,573
S&P 500 Index		7,425.000	09/03/2026	(496)	(368,280,000)	(34,720)	(127,844)	93,124
S&P 500 Index		7,430.000	09/04/2026	(496)	(368,528,000)	(71,920)	(117,922)	46,002
S&P 500 Index		7,360.000	09/08/2026	(495)	(364,320,000)	(90,337)	(100,361)	10,024

Total written option contracts				(2,477)		$(206,877)	$(522,099)	$ 315,222

TOTAL				(59)		$8,940	$ 74,825	$ (65,885)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	03/12/2027	96	$240,000	$25,200	$ 72,788	$ (47,588)
3 Month SOFR	96.250	03/12/2027	92	230,000	17,825	78,380	(60,555)
3 Month SOFR	95.750	06/11/2027	212	530,000	159,000	174,416	(15,416)
3 Month SOFR	96.000	06/11/2027	98	245,000	47,162	84,717	(37,555)

			498	$1,245,000	$249,187	$410,301	$(161,114)

Puts
3 Month SOFR	96.125	03/12/2027	96	240,000	105,600	76,388	29,212
3 Month SOFR	96.250	03/12/2027	92	230,000	123,050	76,080	46,970
3 Month SOFR	95.750	06/11/2027	212	530,000	172,250	173,216	(966)

32	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$ 96.000	06/11/2027	98	$245,000	$113,312	$ 92,066	$ 21,246

			498	$1,245,000	$514,212	$ 417,750	$ 96,462

Total purchased option contracts			996	$2,490,000	$763,399	$ 828,051	$ (64,652)

Written option contracts
Calls
10 Year U.S. Treasury Notes	109.000	09/02/2026	(487)	(487,000)	(487)	(6,660)	6,173
10 Year U.S. Treasury Notes	109.250	09/02/2026	(973)	(973,000)	(973)	(13,316)	12,343
10 Year U.S. Treasury Notes	109.500	09/02/2026	(969)	(969,000)	(969)	(20,845)	19,876
10 Year U.S. Treasury Notes	109.750	09/02/2026	(486)	(486,000)	(486)	(6,646)	6,160
10 Year U.S. Treasury Notes	108.750	09/04/2026	(490)	(490,000)	(7,656)	(14,357)	6,701
10 Year U.S. Treasury Notes	109.250	09/04/2026	(490)	(490,000)	(3,430)	(6,701)	3,271
10 Year U.S. Treasury Notes	108.500	09/09/2026	(492)	(492,000)	(15,375)	(14,416)	(959)
10 Year U.S. Treasury Notes	108.750	09/09/2026	(492)	(492,000)	(7,687)	(6,727)	(960)

			(4,879)	$(4,879,000)	$(37,063)	$(89,668)	$ 52,605

Puts
10 Year U.S. Treasury Notes	107.250	09/02/2026	(486)	(486,000)	(7,594)	(6,646)	(948)
10 Year U.S. Treasury Notes	107.500	09/02/2026	(973)	(973,000)	(76,015)	(28,487)	(47,528)
10 Year U.S. Treasury Notes	107.750	09/02/2026	(1,459)	(1,459,000)	(273,564)	(80,749)	(192,815)
10 Year U.S. Treasury Notes	106.750	09/04/2026	(490)	(490,000)	(7,657)	(6,701)	(956)
10 Year U.S. Treasury Notes	107.000	09/04/2026	(490)	(490,000)	(15,313)	(14,357)	(956)
10 Year U.S. Treasury Notes	106.250	09/09/2026	(492)	(492,000)	(7,687)	(6,728)	(959)
10 Year U.S. Treasury Notes	106.750	09/09/2026	(492)	(492,000)	(30,750)	(29,791)	(959)

			(4,882)	$(4,882,000)	$(418,580)	$(173,459)	$(245,121)

Total written option contracts			(9,761)	$(9,761,000)	$(455,643)	$(263,127)	$(192,516)

TOTAL			(8,765)	$(7,271,000)	$307,756	$ 564,924	$(257,168)

Abbreviation:
SOFR —Secured Overnight Financing Rate

The accompanying notes are an integral part of these consolidated financial statements.	33

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments August 31, 2026

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 2.5%

British Pound – 2.5%
U.K. Gilts
GBP	99,110,000	4.125%	03/07/31	$131,628,381
(Cost $128,617,152)

Agency Debentures(a)(b) – 1.3%

Sovereign – 1.3%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.180%)
	$69,835,000	3.830%	10/08/27	$69,843,576
(Cost $69,835,000)

U.S. Treasury Obligations – 12.9%

U.S. Treasury Bills(c)
	$3,660,300	0.000%	12/24/26	$3,616,301
	70,310,100	0.000	01/14/27	69,307,548
U.S. Treasury Floating Rate Notes(b) (3 mo. Treasury money market yield + 0.098%)
	30,439,900	3.904	01/31/27	30,453,307
(3 mo. Treasury money market yield + 0.190%)
	87,315,000	3.996	10/31/27	87,478,898
(3 mo. Treasury money market yield + 0.103%)
	20,204,900	3.909	04/30/28	20,221,531
U.S. Treasury Inflation-Indexed Notes
	469,465,031	1.250	04/15/31	450,943,171
U.S. Treasury Notes
	588,200	0.875	09/30/26	586,822
	204,600	3.500	09/30/26	204,528
	9,340,800	4.125	02/28/27	9,346,638

TOTAL U.S. TREASURY OBLIGATIONS (Cost $675,752,825)				$672,158,744

Shares	Description	Value

Exchange Traded Funds – 4.2%

1,410,482	Goldman Sachs Access Treasury 0-1 Year ETF(d)	$141,273,877
327,878	Invesco DB Commodity Index Tracking Fund	10,262,581
100,050	iShares Core MSCI Emerging Markets ETF	8,177,087
10,238	iShares Core S&P 500 ETF	7,890,836
17,910	iShares Gold Trust	1,499,246
671,373	iShares MSCI Mexico ETF(e)	51,507,737

TOTAL EXCHANGE TRADED FUNDS (Cost $210,441,116)		$220,611,364

Shares	Dividend Rate	Value

Investment Companies – 31.0%

Goldman Sachs Central Government Fund — Institutional Shares
1,574,629,788	3.779%(d)(f)	$1,574,629,788
Sprott Physical Uranium Trust
2,122,599		42,621,978

TOTAL INVESTMENT COMPANIES (Cost $1,603,062,278)		$1,617,251,766

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENTS – 51.9% (Cost $2,687,708,371)		$2,711,493,831

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 46.8%

Certificates of Deposit – 8.9%
Atlantic Asset Securitization LLC(g)
$898,000	3.890%		09/01/26	$898,000
Banco Bilbao Vizcaya Argentaria SA
17,300,000	4.320		06/02/27	17,275,410
Barclays Bank PLC
10,000,000	3.990		09/25/26	10,001,742
2,900,000	3.960		10/08/26	2,900,542
31,000,000	3.930		12/10/26	30,980,969
3,625,000	4.040	(g)	05/05/27	3,626,404
Barton Capital SA(g)
25,000,000	3.950		02/24/27	24,999,977
Bay Square Funding LLC(g)
2,360,000	3.910		12/07/26	2,360,036
Bayerische Landesbank(b) (Secured Overnight Financing Rate + 0.350%)
20,997,000	3.990		01/26/27	21,007,261
City of San Antonio
40,000,000	3.950		10/14/26	39,996,688
Cooperatieve Rabobank UA
38,400,000	4.000		03/18/27	38,336,532
Credit Industriel et Commercial
22,000,000	3.850		01/26/27	21,974,854
12,716,600	4.500		08/27/27	12,730,664
(Secured Overnight Financing Rate + 0.280%)
6,942,000	3.930		02/22/27	6,941,993
Deutsche Bank AG (Secured Overnight Financing Rate + 0.380%)
6,000,000	4.037		08/20/27	5,999,923
ING U.S. Funding LLC(g)
7,054,000	3.910		11/05/26	7,055,553
Kookmin Bank (Secured Overnight Financing Rate + 0.450%)
21,502,000	4,100		02/08/27	21,511,964
Liberty Street Funding LLC(g)
7,229,000	3.910		02/08/27	7,228,746
Lloyds Bank Corporate Markets PLC
4,484,000	4.130		04/27/27	4,477,615
Mitsubishi UFJ Trust & Banking Corp. (Secured Overnight Financing Rate + 0.320%)
23,454,000	3.970		02/24/27	23,459,648
National Bank of Canada(g)
25,000,000	3.970		08/20/27	25,000,540

34	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
National Bank of Kuwait(a)
(Secured Overnight Financing Rate + 0.530%)
$4,108,000	4.180%	11/06/26	$4,110,345
(Secured Overnight Financing Rate + 0.600%)
36,885,000	4.250(b)	12/11/26	36,908,009
14,371,000	4.250(b)	01/14/27	14,380,988
Natixis SA(b) (Secured Overnight Financing Rate + 0.400%)
13,543,000	4.050	12/04/26	13,551,497
Park Avenue Collateralized Notes Co. LLC
9,772,000	4.200	01/13/27	9,771,771
Podium Funding Trust
10,000,000	3.870	09/03/26	10,000,088
UBS AG (g)
15,622,000	3.965	12/17/26	15,622,565
Wells Fargo Bank NA
7,978,000	3.750	12/03/26	7,972,651
7,121,000	4.060	04/16/27	7,111,515
Westpac Banking Corp.(g)
13,245,000	3.950	10/14/26	13,248,229

			461,442,719

Commercial Paper(c) – 37.9%
Albion Capital Corp. SA/Albion Capital LLC
13,842,000	0.000	10/15/26	13,775,473
10,000,000	0.000	10/26/26	9,939,904
9,750,000	0.000	11/16/26	9,667,995
8,824,000	0.000	11/23/26	8,742,508
Alimentation Couche-Tard, Inc.(g)
30,000,000	0.000	09/03/26	29,990,403
Antalis SA(g)
2,062,000	0.000	11/05/26	2,047,211
14,709,000	0.000	12/16/26	14,534,141
19,000,000	0.000	01/21/27	18,692,954
Archer-Daniels-Midland Co.(g)
28,633,000	0.000	09/21/26	28,571,296
ARES Capital Corp.(g)
8,367,000	0.000	09/14/26	8,353,385
Ascension Health Alliance
10,000,000	0.000	09/02/26	9,997,869
20,000,000	0.000	09/16/26	19,965,604
Atlantic Asset Securitization LLC(g)
7,750,000	0.000	10/20/26	7,708,559
Australia & New Zealand Banking Group Ltd.(g)
14,523,000	0.000	02/23/27	14,234,592
Banco Bilbao Vizcaya Argentaria SA
11,165,000	0.000	05/05/27	10,838,525
Bank of America NA
18,758,000	0.000	04/15/27	18,715,701
Barclays Bank PLC(g)
7,184,000	0.000	09/04/26	7,181,067
5,701,000	0.000	10/13/26	5,675,343
Bay Square Funding LLC(g)
29,606,000	0.000	09/16/26	29,557,064
2,057,000	0.000	10/05/26	2,049,380
2,057,000	0.000	10/06/26	2,049,159
895,000	0.000	10/09/26	891,298
2,057,000	0.000	11/09/26	2,041,468

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(c) – (continued)
Bayer Corp.
$17,945,000	0.000%	12/08/26	$ 17,739,661
BofA Securities, Inc.
3,551,000	0.000	07/23/27	3,411,855
Caisse d’Amortissement de la Dette Sociale (g)
19,251,000	0.000	02/11/27	18,895,994
Cancara Asset Securitisation LLC
8,000,000	0.000	11/17/26	7,932,366
Carrier Global Corp.
12,890,000	0.000	09/08/26	12,878,966
Charles Schwab& Co.,Inc.(g)
16,308,000	0.000	11/24/26	16,155,264
Charles Schwab Corp.(g)
14,750,000	0.000	12/08/26	14,591,644
Clipper Funding Co. LLC(g)
50,000,000	0.000	02/10/27	49,066,900
Columbia Funding Co. LLC(g)
16,014,000	0.000	10/07/26	15,951,227
6,845,000		10/26/26	6,803,985
13,857,000		11/16/26	13,741,419
Commonwealth Bank of Australia(g)
6,951,000	0.000	07/16/27	6,686,330
Cpde InvestmentCo. LLC(g)
25,000,000	0.000	09/04/26	24,989,635
30,000,000		11/03/26	29,793,030
Deaconess Hospital Obligated Group
10,000,000	0.000	11/05/26	9,928,940
Deutsche Bank AG
10,000,000	0.000	11/09/26	9,925,248
8,000,000	0.000	11/16/26	7,933,993
DNB Bank ASA(g)
14,179,000	0.000	03/25/27	13,845,340
7,218,000 0.000	0.000	08/11/27	6,924,679
eBay, Inc.(g)
7,846,000	0.000	01/12/27	7,727,585
EIDP, Inc.(g)
25,000,000	0.000	09/01/26	24,997,297
8,333,000		09/22/26	8,313,228
Electricite de France SA(g)
30,000,000	0.000	11/23/26	29,721,960
Enbridge, Inc.(g)
13,486,000	0.000	10/01/26	13,440,594
Fidelity National Information Services, Inc.(g)
35,000,000	0.000	09/04/26	34,985,062
33,000,000	0.000	09/21/26	32,925,301
General Motors Financial Co., Inc.(g)
3,100,000	0.000	09/09/26	3,097,057
5,582,000	0.000	02/26/27	5,462,681
Glencore Funding LLC(g)
34,250,000	0.000	12/22/26	33,800,226
HCA, Inc.(g)
1,406,000	0.000	10/05/26	1,400,206
Honeywell International, Inc.(g)
25,000,000	0.000	09/21/26	24,945,250
10,000,000	0.000	10/16/26	9,951,410
HSBC USA, Inc.(g)
8,386,000	0.000	07/01/27	8,079,467

The accompanying notes are an integral part of these consolidated financial statements.	35

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(c) – (continued)
Jackson National Life Short Term Funding LLC(g)
$11,216,000	0.000%	09/10/26	$ 11,204,495
14,522,000	0.000	10/22/26	14,441,368
11,598,000	0.000	11/30/26	11,482,715
15,022,000	0.000	01/12/27	14,797,035
La Fayette Asset Securitization LLC(g)
23,000,000	0.000	11/13/26	22,815,963
Lime Funding LLC(g)
2,563,000	0.000	10/01/26	2,554,606
Lloyds Bank PLC
6,538,000	0.000	10/19/26	6,504,300
LMA-Americas LLC(g)
7,952,000	0.000	09/24/26	7,931,994
1,895,000	0.000	10/23/26	1,884,214
1,763,000	0.000	10/29/26	1,751,795
7,000,000	0.000	11/04/26	6,950,814
12,311,000	0.000	11/06/26	12,221,727
25,000,000	0.000	02/12/27	24,530,782
LVMH Moet Hennessy Louis Vuitton SE(g)
15,000,000	0.000	01/11/27	14,784,818
Macquarie Bank Ltd.(g)
6,909,000	0.000	03/31/27	6,735,820
3,958,000	0.000	05/12/27	3,838,744
5,419,000	0.000	07/20/27	5,208,248
Macquarie Group Ltd.
16,000,000	0.000	10/06/26	15,937,440
McCormick & Co., Inc.(g)
4,438,000	0.000	10/06/26	4,420,647
Medtronic Global Holdings SCA(g)
30,000,000	0.000	09/17/26	29,946,018
Mercy Health
5,000,000	0.000	09/02/26	4,998,973
25,000,000	0.000	09/17/26	24,955,720
Mitsubishi UFJ Trust & Banking Corp.
5,000,000	0.000	10/20/26	4,973,109
4,000,000	0.000	11/25/26	3,961,752
4,000,000	0.000	11/27/26	3,960,782
Mizuho Bank Ltd.
18,000,000	0.000	10/01/26	17,943,421
16,000,000	0.000	01/05/27	15,775,754
Mondelez International, Inc.(g)
30,000,000	0.000	09/14/26	29,955,483
Mont Blanc Capital Corp.(g)
25,766,000	0.000	12/08/26	25,486,045
MultiCare Health System
30,000,000	0.000	09/24/26	29,922,261
13,000,000	0.000	10/06/26	12,949,274
National Bank of Canada(g)
3,091,000	0.000	08/30/27	2,956,949
National Westminster Bank PLC(g)
4,335,000	0.000	05/20/27	4,203,433
3,208,000	0.000	08/06/27	3,079,570
NatWest Markets PLC (g)
6,247,000	0.000	04/21/27	6,079,419
Nieuw Amsterdam Receivables Corp. BV (g)
18,739,000	0.000	09/17/26	18,705,963
Oesterreichische Kontrollbank AG
45,000,000	0.000	09/21/26	44,903,070

Principal Amount	Interest Rate	Maturity Date	Value

Short – term Investments – (continued)

Commercial Paper(c) – (continued)
Old Line Funding LLC(g)
$25,000,000	0.000%	05/19/27	$ 24,237,845
Pacific Life Short Term Funding LLC(g)
21,518,000	0.000	06/15/27	20,789,594
Paradelle Funding LLC
12,233,000	0.000	04/08/27	11,923,588
Podium Funding Trust
4,308,000	0.000	09/01/26	4,307,557
20,000,000	0.000	10/07/26	19,922,170
4,307,000	0.000	10/21/26	4,283,722
PPG Industries, Inc.
21,004,000	0.000	09/01/26	21,001,763
Pure Grove Funding(g)
30,000,000	0.000	11/06/26	29,780,910
31,866,000	0.000	02/01/27	31,307,743
Ridgefield Funding Co. LLC(g)
17,809,000	0.000	10/08/26	17,737,265
Royal Bank of Canada(g)
7,828,000	0.000	03/12/27	7,656,164
14,954,000	0.000	06/14/27	14,453,808
RTX Corp.(g)
25,000,000	0.000	09/25/26	24,934,332
RWE AG(g)
14,996,000	0.000	04/19/27	14,585,591
21,917,000	0.000	04/20/27	21,314,427
Salisbury Receivables Co. LLC(g)
8,235,000	0.000	10/06/26	8,203,608
17,761,000	0.000	11/17/26	17,610,843
Sanofi SA(g)
30,000,000	0.000	09/22/26	29,932,767
ServiceNow, Inc.(g)
19,205,000	0.000	01/27/27	18,884,826
15,000,000	0.000	02/16/27	14,713,100
Starbird Funding Corp.(g)
15,749,000	0.000	11/02/26	15,642,423
Sumitomo Mitsui Banking Corp.
7,000,000	0.000	11/02/26	6,952,404
14,000,000	0.000	01/04/27	13,802,513
12,000,000	0.000	01/06/27	11,826,246
Sumitomo Mitsui Trust Bank Ltd.
7,000,000	0.000	09/28/26	6,979,589
4,000,000	0.000	09/29/26	3,987,921
17,000,000	0.000	11/18/26	16,852,957
Svenska Handelsbanken AB(g)
12,684,000	0.000	03/22/27	12,390,000
SwedbankAB(g)
11,468,000 0.000	0.000	03/23/27	11,200,807
Thomas Jefferson University
15,000,000	0.000	09/01/26	14,998,403
12,735,000	0.000	11/17/26	12,624,095
Thunder Bay Funding LLC(g)
24,000,000	0.000	06/09/27	23,212,735
Toronto-Dominion Bank(g)
6,157,000	0.000	04/07/27	6,001,874
TotalEnergies Capital SA(g)
15,000,000	0.000	09/02/26	14,996,927
30,000,000	0.000	09/30/26	29,906,001

36	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(c) – (continued)
Toyota Motor Credit Corp.
$25,000,000	0.000%	05/03/27	$24,297,517
UBS AG
6,300,000	0.000	03/19/27	6,297,685
Versailles Commercial Paper LLC
2,504,000	0.000	12/01/26	2,478,621
1,669,000	0.000	12/02/26	1,651,887
VW Credit, Inc.(g)
25,118,000	0.000	09/24/26	25,051,616
Walmart, Inc.(g)
45,000,000	0.000	09/14/26	44,935,713
Walt Disney Co.(g)
19,314,000	0.000	01/07/27	19,042,080
5,652,000	0.000	01/12/27	5,569,237
16,493,000	0.000	01/28/27	16,221,553

			1,980,521,647

TOTAL SHORT-TERM INVESTMENTS (Cost $2,442,493,937)			$2,441,964,366

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 98.7% (Cost$5,130,202,308)			$5,153,458,197

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d)(f) – 0.4%

Goldman Sachs Financial Square Government Fund – Institutional Shares
22,680,491	3.585%	$22,680,491
(Cost$22,680,491)

TOTAL INVESTMENTS – 99.1% (Cost$5,152,882,799)		$5,176,138,688

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		47,439,337

NET ASSETS – 100.0%		$5,223,578,025

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on August 31, 2026.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Represents an affiliated issuer.
(e)	All or a portion of security is on loan.
(f)	Rate disclosed is the 1-day net yield as of August 31, 2026.
(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	TRY	722,830,000	USD	13,925,214	09/16/26	$ 865,923
JPMorgan Securities, Inc.	TRY	1,025,970,000	USD	19,779,450	09/16/26	1,214,785
MS & Co. Int. PLC	INR	12,521,000,000	USD	129,242,723	09/16/26	2,245,497
	INR	12,521,000,001	USD	130,054,037	12/16/26	409,741

The accompanying notes are an integral part of these consolidated financial statements.	37

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	TRY	1,050,000,000	USD	20,219,916	09/16/26	$1,266,041

TOTAL						$6,001,987

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	14,153,295	TRY	722,830,000	09/16/26	$(637,842)
JPMorgan Securities, Inc.	USD	19,929,487	TRY	1,025,970,000	09/16/26	(1,064,748)
MS & Co. Int. PLC	USD	65,235,804	EUR	56,870,000	09/16/26	(862,892)
	USD	132,684,976	GBP	99,618,221	10/08/26	(2,305,083)
	USD	131,092,744	INR	12,521,000,001	09/16/26	(395,476)
	USD	54,834,888	MXN	955,500,000	09/17/26	(1,309,058)
	USD	65,276,280	SGD	83,900,000	09/16/26	(800,059)
	USD	20,519,234	TRY	1,050,000,000	09/16/26	(966,722)

TOTAL						$(8,341,880)

FUTURES CONTRACTS — At August 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	11,347	12/21/26	$1,221,575,469	$(6,097,400)
2 Year U.S. Treasury Notes	10,122	12/31/26	2,077,382,354	(3,523,358)
5 Year U.S. Treasury Notes	6,077	12/31/26	642,357,890	(2,644,103)
E-Mini Nasdaq 100 Index	15	09/18/26	8,853,900	(7,306)
E-Mini Russell 2000 Index	60	09/18/26	8,876,100	47,101
Eurex STOXX Europe 600 Futures	114	09/18/26	4,312,810	45,500
FTSE/JSE Top 40 Index	2,053	09/17/26	138,215,042	5,988,423
IFSC NIFTY 50 Index	2,096	09/29/26	101,555,392	(551,471)
MexDer Mexican Bolsa Index Future	252	09/18/26	9,708,474	(612,958)
S&P 500 E-Mini Index	14	09/18/26	5,389,300	(16,623)
TOPIX Futures	31	09/10/26	8,084,257	601,692

TOTAL FUTURES CONTRACTS				$(6,770,503)

38	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At August 31, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	ESTR+0.750%	JPMorgan Securities, Inc.	02/02/27	EUR171,786	$(2,230,743)

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BNP Paribas SA	$175.500	12/31/2026	934,100	$16,393,455,000	$4,695,572	$ 8,051,942	$(3,356,370)
XLV Index	BNP Paribas SA	196.560	12/31/2026	934,100	18,360,669,600	608,914	1,774,790	(1,165,876)

Total purchased option contracts				1,868,200	$34,754,124,600	$5,304,486	$ 9,826,732	$(4,522,246)

Written option contracts
Calls
XLV Index	BNP Paribas SA	186.030	12/31/2026	(1,868,200)	(34,754,124,600)	(3,681,918)	(7,865,122)	4,183,204

Puts
SX7E Index	BNP Paribas SA	248.630	09/10/2026	(412,273)	(10,250,343,599)	(8,514)	(3,530,095)	3,521,581
KOSPI2 Index	JPMorgan Securities, Inc.	940.679	11/27/2026	(92,975,133)	(8,745,975,513,531)	(2,528,712)	(5,510,820)	2,982,108
IGV Index	MS & Co. Int. PLC	83.550	10/16/2026	(694,327)	(5,801,102,085)	(84,798)	(1,688,742)	1,603,944

				(94,081,733)	$(8,762,026,959,215)	$(2,622,024)	$(10,729,657)	$ 8,107,633

Total written option contracts				(95,949,933)	$(8,796,781,083,815)	$(6,303,942)	$(18,594,779)	$12,290,837

TOTAL				(94,081,733)	$(8,762,026,959,215)	$(999,456)	$ (8,768,047)	$ 7,768,591

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
INR	—Indian Rupee
MXN	—Mexican Peso
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—U.S. Dollar

The accompanying notes are an integral part of these consolidated financial statements.	39

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2026

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
ESTR	—Euro short-term rate
IGV	—iShares Expanded Tech-Software Sector ETF
KOSPI2	—Korea Stock Exchange KOSPI 200 Mini Index
MS & Co.Int. PLC	—Morgan Stanley & Co. International PLC
SX7E	—EURO STOXX Banks Index

40	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Assets and Liabilities(a) August 31, 2026

	Global Managed Beta Fund	Strategic Factor Allocation Fund

Assets:

Investments in affiliated issuers, at value (cost $1,805,660,013 and $165,521,707, respectively)	$2,826,687,978	$165,521,707
Investments in unaffiliated issuers, at value (cost $1,177,750,022 and $1,979,386,929, respectively)(b)	1,851,372,138	2,117,798,018
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	417,400	48,840
Purchased options, at value (premium paid $84,626,388 and $51,355,451, respectively)	18,168,273	47,097,713
Cash	30,782,398	71,814,777
Foreign currencies, at value (cost$8,154,030 and $47,412, respectively)	8,241,818	48,549
Unrealized gain on swap contracts	7,482,056	—
Unrealized gain on forward foreign currency exchange contracts	7,932,232	1,287,500
Receivables:
Fund shares sold	209,344,375	3,000
Collateral on certain derivative contracts(c)	76,392,483	5,273,552
Due from broker - upfront payment	1,819,421	—
Interest and dividends	1,599,590	1,315,485
Investments sold	678,337	296,108
Foreign tax reclaims	346,952	—
Securities lending income	17,266	—
Reimbursement from investment adviser	4,666	—
Due from broker	596	—
Other assets	20,196	23,496

Total assets	5,041,308,175	2,410,528,745

Liabilities:

Variation margin on futures contracts	5,655,100	6,638,868
Unrealized loss on forward foreign currency exchange contracts	4,114,086	1,190,245
Written option contracts, at value (premium received $870,228 and $3,817,560, respectively)	331,336	1,981,204
Unrealized loss on swap contracts	79,129	—
Payables:
Investments purchased	101,867,242	3,249,440
Fund shares redeemed	92,164,848	1,261,400
Due to broker	4,560,000	41
Investments purchased on an extended-settlement basis	2,730,988	—
Payable upon return of securities loaned	417,400	48,840
Management fees	390,373	742,150
Transfer Agency fees	38,823	29,691
Accrued expenses	178,552	422,685

Total liabilities	212,527,877	15,564,564

Net Assets:

Paid-in capital	2,954,481,143	2,224,056,346
Total distributable earnings	1,874,299,155	170,907,835

NET ASSETS	$4,828,780,298	$2,394,964,181
Net Assets:
Institutional	$4,828,770,066	$21,283,437
Investor	10,232	—
Class P	—	2,373,680,744
Total Net Assets	$4,828,780,298	$2,394,964,181
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	245,476,713	1,737,763
Investor	520	—
Class P	—	196,307,020
Net asset value, offering and redemption price per share:
Institutional	19.67	12.25
Investor	19.68	—
Class P	—	12.09

(a)

Statements of Assets and Liabilities for the Global Managed Beta Fund and Strategic Factor Allocation Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—GMB, LLC and Cayman Commodity—SFA, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having market values of $408,854 and $48,004, for the Global Managed Beta and Strategic Factor Allocation Funds, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Global Managed Beta Fund	$67,542,483	$8,850,000	$—
Strategic Factor Allocation Fund	4,813,552	—	460,000

The accompanying notes are an integral part of these consolidated financial statements.	41

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Assets and Liabilities(a) (continued) August 31, 2026

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Assets:

Investments in unaffiliated issuers, at value (cost $511,292,378 and $3,413,684,117, respectively)(b)	$511,215,453	$3,437,554,532
Investments in affiliated issuers, at value (cost $94,738,469 and $1,716,518,191, respectively)	94,738,469	1,715,903,665
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	22,680,491
Purchased options, at value (premium paid $1,424,975 and $9,826,732, respectively)	979,216	5,304,486
Cash	18,978,567	79,811,866
Foreign currencies, at value (cost $0 and $22,847,349, respectively)	—	22,137,385
Unrealized gain on forward foreign currency exchange contracts	—	6,001,987
Receivables:
Collateral on certain derivative contracts(c)	12,037,695	69,018,676
Interest and dividends	600,552	14,400,154
Fund shares sold	500,000	3,435,217
Investments sold	275,945	3,807,356
Reimbursement from investment adviser	—	5,859
Securities lending income	—	41,454
Other assets	25,506	56,937

Total assets	639,351,403	5,380,160,065

Liabilities:

Variation margin on futures contracts	135,240	7,242,209
Unrealized loss on forward foreign currency exchange contracts	—	8,341,880
Written option contracts, at value (premium received $785,226 and $18,594,779, respectively)	662,520	6,303,942
Unrealized loss on swap contracts	—	2,230,743
Variation margin on swap contracts	—	15,531
Payables:
Investments purchased	839,880	99,538,919
Custody fees	184,951	—
Professional fees	113,601	—
Management fees	101,143	1,510,450
Transfer Agency fees	7,816	64,613
Fund shares redeemed	—	6,426,132
Due to broker	—	1,940,000
Payable upon return of securities loaned	—	22,680,491
Accrued expenses	8,423	287,130

Total liabilities	2,053,574	156,582,040

Net Assets:

Paid-in capital	645,689,073	5,172,897,774
Total distributable earnings (loss)	(8,391,244)	50,680,251

NET ASSETS	$637,297,829	$5,223,578,025
Net Assets:
Institutional	$261,315	$8,162,955
Class R6	—	698,958,372
Class P	637,036,514	4,516,456,698
Total Net Assets	$637,297,829	$5,223,578,025
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	26,392	749,688
Class R6	—	66,616,886
Class P	64,282,898	430,582,119
Net asset value, offering and redemption price per share:
Institutional	9.90	10.89
Class R6	—	10.49
Class P	9.91	10.49

(a)

Statements of Assets and Liabilities for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $0 and $22,154,268, for the Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Strategic Volatility Premium Fund	$12,037,695	$—	$—
Tactical Tilt Overlay Fund	62,638,676	2,970,000	3,410,000

42	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Operations(a) For the Fiscal Year Ended August 31, 2026

	Global Managed Beta Fund	Strategic Factor Allocation Fund

Investment Income:

Dividends — affiliated issuers	$48,084,323	$12,862,554
Dividends — unaffiliated issuers (net of tax withholding of $594,959 and $1,835, respectively)	38,755,183	8,339,350
Interest	3,401,119	46,299,304
Securities lending income, net of rebates received or paid to borrowers	379,158	590

Total investment income	90,619,783	67,501,798

Expenses:

Management fees	14,192,657	17,591,115
Transfer Agency fees(b)	934,792	715,490
Custody, accounting and administrative services	440,387	342,121
Professional fees	338,402	162,870
Registration fees	37,918	49,229
Printing and mailing costs	36,680	18,690
Trustee fees	31,784	27,755
Prime broker fees	4,501	14,898
Other	30,946	65,251

Total expenses	16,048,067	18,987,419

Less — expense reductions	(3,487,433)	(435,423)

Net expenses	12,560,634	18,551,996

NET INVESTMENT INCOME	78,059,149	48,949,802

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	71,423,021	9,412,110
Investments — affiliated issuers	74,983,372	—
Purchased options	(35,672,130)	(18,081,955)
Futures contracts	178,290,280	21,966,949
Written options	19,482,968	124,501,746
Swap contracts	(2,362,251)	—
Forward foreign currency exchange contracts	20,368,142	(3,322,887)
Foreign currency transactions	(185,471)	(4,470,679)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	348,054,664	—
Investments — unaffiliated issuers	258,600,014	138,176,410
Purchased options	(48,134,421)	5,524,765
Futures contracts	(32,626,432)	(48,448,730)
Written options	(202,513)	500,363
Swap contracts	8,705,251	—
Forward foreign currency exchange contracts	4,675,951	(1,300,392)
Foreign currency translation	94,346	(960)

Net realized and unrealized gain	865,494,791	224,456,740

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$943,553,940	$273,406,542

(a)

Statements of Operations for the Global Managed Beta Fund and Strategic Factor Allocation Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—GMB, LLC and Cayman Commodity—SFA, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Investor	Class P
Global Managed Beta Fund	$934,790	$2	$—
Strategic Factor Allocation Fund	8,170	—	707,320

The accompanying notes are an integral part of these consolidated financial statements.	43

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Operations(a) (continued) For the Fiscal Year Ended August 31, 2026

	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Investment Income:

Interest	$13,455,668	$125,783,347
Dividends — unaffiliated issuers	—	6,299,578
Dividends — affiliated issuers	6,358,905	53,502,516
Securities lending income, net of rebates received or paid to borrowers	—	265,874

Total investment income	19,814,573	185,851,315

Expenses:

Management fees	2,742,767	38,117,259
Custody, accounting and administrative services	213,384	391,564
Professional fees	167,533	209,510
Transfer Agency fees(b)	163,217	1,503,545
Registration fees	40,500	112,465
Printing and mailing costs	35,334	29,362
Trustee fees	24,498	32,286
Prime broker fees	—	3,873
Other	18,494	72,383

Total expenses	3,405,727	40,472,247

Less — expense reductions	(906,636)	(4,204,725)

Net expenses	2,499,091	36,267,522

NET INVESTMENT INCOME	17,315,482	149,583,793

Realized and unrealized gain (loss):
Capital gain distributions from Affiliated Underlying Funds	—	1,288,609
Net realized gain (loss) from:
Investments — unaffiliated issuers	(2,546)	62,827,694
Investments — affiliated issuers	—	15,212,272
Purchased options	(6,256,906)	(3,576,648)
Futures contracts	(15,030,606)	(53,984,615)
Written options	31,637,571	11,992,894
Swap contracts	—	36,149,981
Forward foreign currency exchange contracts	—	(5,552,584)
Foreign currency transactions	(100,921)	648,477
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	—	(14,849,096)
Investments — unaffiliated issuers	(162,365)	13,812,242
Purchased options	(180,520)	(6,172,021)
Futures contracts	(2,180,313)	(15,712,074)
Written options	(38,284)	6,991,451
Swap contracts	—	(6,528,148)
Forward foreign currency exchange contracts	—	(1,333,698)
Foreign currency translation	—	(156,402)

Net realized and unrealized gain	7,685,110	41,058,334

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,000,592	$190,642,127

(a)

Statements of Operations for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Strategic Volatility Premium Fund	$ 106	$—	$163,111
Tactical Tilt Overlay Fund	3,628	198,608	1,301,309

44	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Changes in Net Assets(a)

	Global Managed Beta Fund		Strategic Factor Allocation Fund

	For the Fiscal Year Ended August 31, 2026(b)	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$78,059,149	$77,264,916	$48,949,802	$81,718,379

Net realized gain	326,327,931	60,364,972	130,005,284	57,223,073

Net change in unrealized gain (loss)	539,166,860	419,994,642	94,451,456	(16,923,678)

Net increase in net assets resulting from operations	943,553,940	557,624,530	273,406,542	122,017,774

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(247,116,077)	(390,152,143)	(1,628,383)	(1,533,379)

Investor Shares(c)	—	—	—	—

Class P Shares	—	—	(190,796,257)	(243,242,744)

Total distributions to shareholders	(247,116,077)	(390,152,143)	(192,424,640)	(244,776,123)

From share transactions:

Proceeds from sales of shares	1,326,529,439	1,096,687,642	287,274,207	321,827,847

Reinvestment of distributions	247,116,077	390,152,143	192,424,640	244,776,123

Cost of shares redeemed	(1,777,874,164)	(1,597,082,068)	(514,619,416)	(494,202,401)

Net increase (decrease) in net assets resulting from share transactions	(204,228,648)	(110,242,283)	(34,920,569)	72,401,569

TOTAL INCREASE (DECREASE)	492,209,215	57,230,104	46,061,333	(50,356,780)

Net assets:

Beginning of year	4,336,571,083	4,279,340,979	2,348,902,848	2,399,259,628

End of year	$4,828,780,298	$4,336,571,083	$2,394,964,181	$2,348,902,848

(a)

Statements of Changes in Net Assets for the Global Managed Beta Fund and Strategic Factor Allocation Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—GMB, LLC and Cayman Commodity—SFA, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)

Beginning on November 24, 2025, the Global Managed Beta Fund utilizes a wholly-owned subsidiary to gain exposure to certain types of commodity-linked derivative instruments. Accordingly, the Fund’s Statement of Changes in Net Assets for the fiscal year ended August 31, 2026 have been consolidated with those of the wholly-owned subsidiary. The Statement of Changes in Net Assets prior to the fiscal year ended August 31, 2026 have not been consolidated.

(c)	Commenced operations on July 7, 2026.

The accompanying notes are an integral part of these consolidated financial statements.	45

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Statements of Changes in Net Assets(a) (continued)

	Strategic Volatility Premium Fund		Tactical Tilt Overlay Fund

	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$17,315,482	$18,627,361	$149,583,793	$167,768,785

Net realized gain (loss)	10,246,592	(2,470,174)	65,006,080	(3,448,587)

Net change in unrealized gain (loss)	(2,561,482)	1,064,911	(23,947,746)	27,997

Net increase in net assets resulting from operations	25,000,592	17,222,098	190,642,127	164,348,195

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(8,558)	(20,354)	(297,525)	(731,961)

Class R6 Shares	—	—	(18,863,135)	(30,347,909)

Class P Shares	(16,987,360)	(28,664,871)	(131,853,313)	(208,905,823)

Total distributions to shareholders	(16,995,918)	(28,685,225)	(151,013,973)	(239,985,693)

From share transactions:

Proceeds from sales of shares	216,853,358	131,016,101	1,011,982,713	788,818,972

Reinvestment of distributions	16,995,918	28,685,225	151,013,973	239,985,693

Cost of shares redeemed	(113,178,713)	(84,228,114)	(698,935,555)	(934,694,155)

Net increase in net assets resulting from share transactions	120,670,563	75,473,212	464,061,131	94,110,510

TOTAL INCREASE	128,675,237	64,010,085	503,689,285	18,473,012

Net assets:

Beginning of year	508,622,592	444,612,507	4,719,888,740	4,701,415,728

End of year	$637,297,829	$508,622,592	$5,223,578,025	$4,719,888,740

(a)

Statements of Changes in Net Assets for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and include the balances of a wholly owned subsidiary, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC, respectively. Accordingly, all interfund balances and transactions have been eliminated.

46	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Global Managed Beta Fund

	Institutional Shares

	Year Ended August 31,

	2026(a)	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$16.90	$16.34	$13.62	$12.86	$16.71

Net investment income(b)	0.30	0.29	0.27	0.25	0.28

Net realized and unrealized gain (loss)	3.40	1.82	2.70	1.23	(2.69)

Total from investment operations	3.70	2.11	2.97	1.48	(2.41)

Distributions to shareholders from net investment income	(0.26)	(0.25)	(0.25)	(0.72)	(0.33)

Distributions to shareholders from net realized gains	(0.67)	(1.30)	—	—	(1.11)

Total distributions	(0.93)	(1.55)	(0.25)	(0.72)	(1.44)

Net asset value, end of year	$19.67	$16.90	$16.34	$13.62	$12.86

Total return(c)	22.64%	13.84%	22.05%	12.24%	(15.81)%

Net assets, end of year (in 000s)	$4,828,770	$4,336,571	$4,279,341	$2,538,074	$1,662,524

Ratio of net expenses to average net assets(d)	0.27%	0.27%	0.27%	0.30%	0.30%

Ratio of total expenses to average net assets(d)	0.34%	0.34%	0.34%	0.36%	0.36%

Ratio of net investment income to average net assets	1.67%	1.83%	1.83%	1.91%	1.94%

Portfolio turnover rate(e)	25%	31%	56%	23%	26%

(a)

Beginning on November 24, 2025, the Global Managed Beta Fund utilizes a wholly-owned subsidiary to gain exposure to certain types of commodity-linked derivative instruments. Accordingly, the Fund’s financial highlights for the fiscal year ended August 31, 2026 have been consolidated with those of the wholly-owned subsidiary. The financial highlights prior to the fiscal year ended August 31, 2026 have not been consolidated.

(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	47

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout The Period

Global Managed Beta Fund

Investor Shares

Period Ended August 31, 2026(a)

Per Share Data

Net asset value, beginning of period	$19.22

Net investment income(b)	0.01

Net realized and unrealized gain	0.45

Total from investment operations	0.46

Net asset value, end of period	$19.68

Total return(c)	2.34%

Net assets, end of period (in 000s)	$10

Ratio of net expenses to average net assets(d)(e)	0.42%

Ratio of total expenses to average net assets(d)(e)	0.44%

Ratio of net investment income to average net assets(d)	0.17%

Portfolio turnover rate(f)	25%

(a)	Commenced operations on July 7, 2026.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Strategic Factor Allocation Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025		2024		2023		2022

Per Share Data

Net asset value, beginning of year	$11.83	$12.46		$11.00		$10.50		$12.76

Net investment income (loss)(a)	0.24	0.40		0.49		0.31		(0.01)

Net realized and unrealized gain (loss)	1.13	0.21		1.34		0.39		(0.67)

Total from investment operations	1.37	0.61		1.83		0.70		(0.68)

Distributions to shareholders from net investment income	(0.35)	(0.42)		(0.37)		(0.18)		—

Distributions to shareholders from net realized gains	(0.60)	(0.82)		—		(0.02)		(1.58)

Total distributions	(0.95)	(1.24)		(0.37)		(0.20)		(1.58)

Net asset value, end of year	$12.25	$11.83		$12.46		$11.00		$10.50

Total return(b)	12.20%	5.37%		17.16%		6.88%		(6.47)%

Net assets, end of year (in 000s)	$21,283	$18,435		$14,387		$14,710		$12,455

Ratio of net expenses to average net assets	0.79%	0.76%		0.71%		0.70%		0.69%

Ratio of total expenses to average net assets	0.81%	0.82%		0.81%		0.81%		0.81%

Ratio of net investment income (loss) to average net assets	2.03%	3.49%		4.26%		2.94%		(0.10)%

Portfolio turnover rate(c)	27%	—	%(d)	—	%(d)	—	%(d)	—	%(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were either no long-term purchases or no long term sales for the years ended August 31, 2025, August 31, 2024, August 31, 2023, and August 31, 2022, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	49

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Strategic Factor Allocation Fund

	Class P Shares

	Year Ended August 31,

	2026	2025		2024		2023		2022

Per Share Data

Net asset value, beginning of year	$11.69	$12.30		$10.86		$10.38		$12.62

Net investment income (loss)(a)	0.24	0.40		0.49		0.31		(0.04)

Net realized and unrealized gain (loss)	1.12	0.23		1.32		0.37		(0.62)

Total from investment operations	1.36	0.63		1.81		0.68		(0.66)

Distributions to shareholders from net investment income	(0.36)	(0.42)		(0.37)		(0.18)		—

Distributions to shareholders from net realized gains	(0.60)	(0.82)		—		(0.02)		(1.58)

Total distributions	(0.96)	(1.24)		(0.37)		(0.20)		(1.58)

Net asset value, end of year	$12.09	$11.69		$12.30		$10.86		$10.38

Total return(b)	12.28%	5.63%		17.10%		6.97%		(6.47)%

Net assets, end of year (in 000s)	$2,373,681	$2,330,468		$2,384,873		$2,229,820		$2,095,895

Ratio of net expenses to average net assets	0.78%	0.75%		0.70%		0.69%		0.67%

Ratio of total expenses to average net assets	0.80%	0.81%		0.80%		0.80%		0.80%

Ratio of net investment income (loss) to average net assets	2.06%	3.52%		4.28%		2.95%		(0.31)%

Portfolio turnover rate(c)	27%	—	%(d)	—	%(d)	—	%(d)	—	%(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were either no long-term purchases or no long term sales for the years ended August 31, 2025, August 31, 2024, August 31, 2023, and August 31, 2022, respectively.

50	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Strategic Volatility Premium Fund

	Institutional Shares

	Year Ended August 31,

	2026		2025		2024		2023		2022

Per Share Data

Net asset value, beginning of year	$9.76		$10.02		$9.70		$9.66		$10.10

Net investment income(a)	0.31		0.38		0.44		0.31		—	(b)

Net realized and unrealized gain (loss)	0.14		(0.05)		0.29		(0.20)		(0.40)

Total from investment operations	0.45		0.33		0.73		0.11		(0.40)

Distributions to shareholders from net investment income	(0.31)		(0.59)		(0.41)		(0.07)		—

Distributions to shareholders from net realized gains	—		—		—		—		(0.04)

Total distributions	(0.31)		(0.59)		(0.41)		(0.07)		(0.04)

Net asset value, end of year	$9.90		$9.76		$10.02		$9.70		$9.66

Total return(c)	4.63%		3.70%		7.53%		1.38%		(4.09)%

Net assets, end of year (in 000s)	$261		$264		$327		$327		$306

Ratio of net expenses to average net assets	0.47%		0.45%		0.42%		0.39%		0.38%

Ratio of total expenses to average net assets	0.63%		0.71%		0.65%		0.60%		0.62%

Ratio of net investment income (loss) to average net assets	3.18%		3.90%		4.57%		3.25%		(0.02)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long term sales for the years ended August 31, 2026, August 31, 2025, August 31, 2024, August 31, 2023, and August 31, 2022, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	51

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Strategic Volatility Premium Fund

	Class P Shares

	Year Ended August 31,

	2026		2025		2024		2023		2022

Per Share Data

Net asset value, beginning of year	$9.77		$10.02		$9.71		$9.66		$10.10

Net investment income(a)	0.31		0.38		0.45		0.31		—	(b)

Net realized and unrealized gain (loss)	0.15		(0.04)		0.27		(0.19)		(0.40)

Total from investment operations	0.46		0.34		0.72		0.12		(0.40)

Distributions to shareholders from net investment income	(0.32)		(0.59)		(0.41)		(0.07)		—

Distributions to shareholders from net realized gains	—		—		—		—		(0.04)

Total distributions	(0.32)		(0.59)		(0.41)		(0.07)		(0.04)

Net asset value, end of year	$9.91		$9.77		$10.02		$9.71		$9.66

Total return(c)	4.63%		3.71%		7.65%		1.39%		(4.09)%

Net assets, end of year (in 000s)	$637,037		$508,359		$444,286		$443,639		$511,763

Ratio of net expenses to average net assets	0.46%		0.44%		0.41%		0.38%		0.37%

Ratio of total expenses to average net assets	0.62%		0.71%		0.64%		0.59%		0.60%

Ratio of net investment income to average net assets	3.18%		3.88%		4.58%		3.23%		0.05%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were either no long-term purchases or no long term sales for the years ended August 31, 2026, August 31, 2025, August 31, 2024, August 31, 2023, and August 31, 2022, respectively.

52	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Tactical Tilt Overlay Fund

	Institutional Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.79	$10.96	$10.81	$10.51	$10.66

Net investment income(a)	0.33	0.39	0.49	0.39	0.05

Net realized and unrealized gain (loss)	0.10	(0.02)	0.23	— (b)	0.01

Total from investment operations	0.43	0.37	0.72	0.39	0.06

Distributions to shareholders from net investment income	(0.33)	(0.54)	(0.57)	(0.09)	(0.21)

Net asset value, end of year	$10.89	$10.79	$10.96	$10.81	$10.51

Total return(c)	3.97%	3.61%	6.81%	3.82%	0.49%

Net assets, end of year (in 000s)	$8,163	$10,937	$15,795	$26,750	$21,588

Ratio of net expenses to average net assets(d)	0.73%	0.72%	0.73%	0.71%	0.68%

Ratio of total expenses to average net assets(d)	0.76%	0.77%	0.77%	0.77%	0.77%

Ratio of net investment income to average net assets	3.00%	3.65%	4.52%	3.69%	0.47%

Portfolio turnover rate(e)	106%	143%	41%	150%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	53

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Tactical Tilt Overlay Fund

	Class R6 Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.41	$10.59	$10.46	$10.17	$10.33

Net investment income(a)	0.31	0.38	0.47	0.38	0.02

Net realized and unrealized gain (loss)	0.10	(0.02)	0.23	— (b)	0.03

Total from investment operations	0.41	0.36	0.70	0.38	0.05

Distributions to shareholders from net investment income	(0.33)	(0.54)	(0.57)	(0.09)	(0.21)

Net asset value, end of year	$10.49	$10.41	$10.59	$10.46	$10.17

Total return(c)	4.04%	3.67%	6.86%	3.74%	0.49%

Net assets, end of year (in 000s)	$698,958	$602,186	$620,690	$583,578	$573,866

Ratio of net expenses to average net assets(d)	0.72%	0.71%	0.72%	0.70%	0.67%

Ratio of total expenses to average net assets(d)	0.75%	0.76%	0.76%	0.76%	0.76%

Ratio of net investment income to average net assets	2.98%	3.64%	4.51%	3.68%	0.23%

Portfolio turnover rate(e)	106%	143%	41%	150%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Tactical Tilt Overlay Fund

	Class P Shares

	Year Ended August 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.41	$10.59	$10.46	$10.17	$10.33

Net investment income(a)	0.31	0.37	0.47	0.38	0.04

Net realized and unrealized gain (loss)	0.10	(0.01)	0.23	— (b)	0.01

Total from investment operations	0.41	0.36	0.70	0.38	0.05

Distributions to shareholders from net investment income	(0.33)	(0.54)	(0.57)	(0.09)	(0.21)

Net asset value, end of year	$10.49	$10.41	$10.59	$10.46	$10.17

Total return(c)	3.94%	3.67%	6.86%	3.75%	0.49%

Net assets, end of year (in 000s)	$4,516,457	$4,106,766	$4,064,931	$4,080,082	$3,951,830

Ratio of net expenses to average net assets(d)	0.72%	0.71%	0.72%	0.70%	0.67%

Ratio of total expenses to average net assets(d)	0.75%	0.76%	0.76%	0.76%	0.76%

Ratio of net investment income to average net assets	2.99%	3.64%	4.51%	3.67%	0.37%

Portfolio turnover rate(e)	106%	143%	41%	150%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions at the net asset value and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	55

GOLDMAN SACHS ALLOCATION FUNDS

Consolidated Notes to Financial Statements August 31, 2026

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Global Managed Beta Fund	Institutional and Investor	Diversified

Goldman Sachs Strategic Factor Allocation Fund	Institutional and P	Diversified

Goldman Sachs Strategic Volatility Premium Fund	Institutional and P	Diversified

Goldman Sachs Tactical Tilt Overlay Fund	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds pursuant to management agreements (each, an “Agreement”) with the Trust. The Cayman Commodity – GMB, LLC (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Global Managed Beta Fund, which commenced operations on November 24, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for the Funds — Cayman Commodity-GMB, LLC, Cayman Commodity-SFA, LLC, Cayman Commodity-SVP, LLC, and Cayman Commodity-TTIF, LLC, (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of August 31, 2026, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Global Managed Beta Fund	$4,828,780,298	$ 94,556,718	2.0%

Goldman Sachs Strategic Factor Allocation Fund	2,394,964,181	4,161,652	0.2

Goldman Sachs Strategic Volatility Premium Fund	637,297,829	5,561,390	0.9

Goldman Sachs Tactical Tilt Overlay Fund	5,223,578,025	651,408,208	12.5

B. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained

56

GOLDMAN SACHS ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For the Global Managed Beta and Tactical Tilt Overlay Funds, these reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Consolidated Statement of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Global Managed Beta Fund	Annually	Annually

Strategic Factor Allocation Fund	Annually	Annually

Strategic Volatility Premium Fund	Quarterly	Annually

Tactical Tilt Overlay Fund	Annually	Annually

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Global Managed Beta Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are required to increase their taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by a Fund in the current period nor carried forward to offset taxable income in future periods.

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Consolidated Notes to Financial Statements (continued) August 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

H. Income Tax Disclosure — The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

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Consolidated Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Consolidated Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of August 31, 2026:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$2,678,707	$—

Asia	50,200	43,563,351	—

Australia and Oceania	—	5,300,597	—

Europe	3,831,496	79,663,805	—

North America	402,960,621	6,533,984	—

South America	168,449	902,395	—

Fixed Income

U.S. Treasury Obligations	49,438,051	—	—

Securities Lending Reinvestment Vehicle	417,400	—	—

Contingent Value Rights	—	—	600

Warrants	—	—	0

Exchange Traded Funds	3,717,594,442	—	—

Investment Company	365,373,418	—	—

Total	$4,539,834,077	$138,642,839	$600

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$7,932,232	$—

Futures Contracts(b)	21,242,462	—	—

Total Return Swap Contracts(b)	—	7,482,056	—

Purchased Option Contracts	16,595,925	1,572,348	—

Total	$37,838,387	$16,986,636	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(4,114,086)	$—

Total Return Swap Contracts(b)	—	(79,129)	—

Written Option Contracts	(331,336)	—	—

Total	$(331,336)	$(4,193,215)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country or continent noted in the table. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$1,156,873,224	$—	$—

Common Stock and/or Other Equity Investments(a)

Europe	1,708,797	—	—

North America	959,215,960	—	—

Securities Lending Reinvestment Vehicle	48,840	—	—

Contingent Value Rights	—	—	37

Investment Company	165,521,707	—	—

Total	$2,283,368,528	$—	$37

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$1,287,500	$—

Futures Contracts(b)	238,636	—	—

Purchased Option Contracts	47,097,713	—	—

Total	$47,336,349	$1,287,500	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(1,190,245)	$—

Futures Contracts(b)	(8,022,833)	—	—

Written Option Contracts	(1,981,204)	—	—

Total	$(10,004,037)	$(1,190,245)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country or continent noted in the table. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$511,215,453	$—	$—

Investment Company	94,738,469	—	—

Total	$605,953,922	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$131,822	$—	$—

Purchased Option Contracts	979,216	—	—

Total	$1,111,038	$—	$—

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Consolidated Notes to Financial Statements (continued) August 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC VOLATILITY PREMIUM FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Futures Contracts(a)	$(1,946,409)	$—	$—

Written Option Contracts	(662,520)	—	—

Total	$(2,608,929)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$672,158,744	$—	$—

Sovereign Debt Obligations	131,628,381	—	—

Agency Debentures	—	69,843,576	—

Securities Lending Reinvestment Vehicle	22,680,491	—	—

Exchange Traded Funds	220,611,364	—	—

Investment Companies	1,617,251,766	—	—

Short-term Investments	—	2,441,964,366	—

Total	$2,664,330,746	$2,511,807,942	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$6,001,987	$—

Futures Contracts(a)	6,682,716	—	—

Purchased Option Contracts	—	5,304,486	—

Total	$6,682,716	$11,306,473	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(8,341,880)	$—

Futures Contracts(a)	(13,453,219)	—	—

Total Return Swap Contracts(a)	—	(2,230,743)	—

Written Option Contracts	—	(6,303,942)	—

Total	$(13,453,219)	$(16,876,565)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below

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4. INVESTMENTS IN DERIVATIVES (continued)

exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Global Managed Beta Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$171,230	(a)	Variation margin on futures contracts	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	9,504,580		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(4,114,086)

Equity	Variation margin on futures contracts; Receivable for unrealized gain on swap contracts	28,553,288	(a)	Payable for unrealized loss on swap contracts; Written options, at value	(410,465	)(b)

Interest rate	Purchased options, at value	16,595,925		Written options, at value	—

Total		$54,825,023			$(4,524,551)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$1,287,500		Payable for unrealized loss on forward foreign currency exchange contracts	$(1,190,245)

Equity	Purchased options, at value	1,266,950		Variation margin on futures contracts; Written options, at value	(1,866,350	)(a)

Interest rate	Variation margin on futures contracts; Purchased options, at value	46,069,399	(a)	Variation margin on futures contracts; Written options, at value	(8,137,687	)(a)

Total		$48,623,849			$(11,194,282)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Equity	Purchased options, at value	$215,817		Variation margin on futures contracts; Written options, at value	$(214,846	)(a)

Interest rate	Variation margin on futures contracts; Purchased options, at value	895,221	(a)	Variation margin on futures contracts; Written options, at value	(2,394,083	)(a)

Total		$ 1,111,038			$(2,608,929)

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Consolidated Notes to Financial Statements (continued) August 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts	$6,001,987		Payable for unrealized loss on forward foreign currency contracts	$(8,341,880)

Equity	Variation margin on futures contracts; Purchased options, at value	11,987,202	(a)	Variation margin on futures contracts; Payable for unrealized loss on swap contracts; Written options, at value	(9,723,043	)(a)(b)

Interest rate	Variation margin on futures contracts	—		Variation margin on futures contracts	(12,264,861	)(a)

Total		$17,989,189			$(30,329,784)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

(b)

Amounts include $79,129 and $2,230,743 for the Global Managed Beta Fund and Tactical Tilt Overlay Fund, respectively. These amounts represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

Global Managed Beta Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(505,678)	$171,230

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, and purchased options	14,385,131	3,751,250

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	196,944,819	(24,291,349)

Interest rate	Net realized gain (loss) from swap contracts and purchased options/Net change in unrealized gain (loss) on purchased options	(30,717,263)	(47,213,295)

Total		$180,107,009	$(67,582,164)

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4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(3,322,887)	$(1,300,392)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	171,945,666	(39,023,439)

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(43,558,926)	(3,400,163)

Total		$125,063,853	$(43,723,994)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$19,914,234	$(129,887)

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(9,564,175)	(2,269,230)

Total		$10,350,059	$(2,399,117)

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency contracts; purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency contracts; purchased options and written options	$(8,723,777)	$(1,102,245)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	56,960,714	(1,695,740)

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(63,207,909)	(19,956,505)

Total		$(14,970,972)	$(22,754,490)

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Consolidated Notes to Financial Statements (continued) August 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended August 31, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Global Managed Beta Fund	4,329	$1,007,601,680	$205,455,242	684,456,318	$—	57,294	$—

Strategic Factor Allocation Fund	14,211	670,666,404	—	84,880,117	—	8,729,992	—

Strategic Volatility Premium Fund	3,743	—	—	1,336,483	—	4,918,975	—

Tactical Tilt Overlay Fund	25,867	269,425,076	515,031,129	253,443,798	1,142,600,000	158,566,995	1,142,600,000

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended August 31, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended August 31, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*^(a)

Global Managed Beta Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.23%

Strategic Factor Allocation Fund	0.75	0.68	0.64	0.62	0.74	0.72

Strategic Volatility Premium Fund	0.50	0.45	0.43	0.42	0.50	0.37

Tactical Tilt Overlay Fund	0.75	0.68	0.64	0.62	0.71	0.69

*

GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2026. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Institutional Shares of Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. The Global Managed Beta Fund invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF, Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF, Goldman Sachs MarketBeta Russell 1000 Value Equity ETF and the Goldman Sachs MarketBeta US Equity ETF. The Strategic Volatility Premium Fund invests in Institutional Shares of the Goldman Sachs Financial Square Treasury Instruments Funds, and the Tactical Tilt Overlay Fund invests in Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Energy Infrastructure Fund and Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended August 31, 2026, GSAM waived $3,228,256, $395,527, $188,364 and $1,455,828 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the Strategic Volatility Premium Fund’s average daily net assets. This arrangement will remain in effect at least through December 29, 2027. For the fiscal year ended August 31, 2026, GSAM waived $543,970, of the Strategic Volatility Premium Fund’s management fee. GSAM also provides management services to the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ Subsidiaries pursuant to Subsidiary Management Agreements (each, a “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of each Subsidiary’s management fee, and for as long as each Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under each Subsidiary Agreement. For the fiscal year ended August 31, 2026, GSAM waived $170,804, $19,626, $22,917 and $2,682,592 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Fund’s management fees, respectively.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, 0.02% of the average daily net assets of Institutional Shares and 0.15% of the average daily net assets of Investor Shares for the Global Managed Beta Fund, 0.03% of the average daily net assets of Class R6 Shares for the Tactical Tilt Overlay Fund and 0.03% of the average daily net assets of Class P Shares for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds are 0.204%, 0.164%, 0.064% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2026 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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Consolidated Notes to Financial Statements (continued) August 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Global Managed Beta Fund	$3,399,061	$88,372	$3,487,433

Strategic Factor Allocation Fund	415,153	20,270	435,423

Strategic Volatility Premium Fund	755,251	151,385	906,636

Tactical Tilt Overlay Fund	4,138,420	66,305	4,204,725

D.  Line of Credit Facility — As of August 31, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026 the facility was $1,300,000,000.

E.  Other Transactions with Affiliates — For the fiscal year ended August 31, 2026, Goldman Sachs earned $302,997 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Tactical Tilt Overlay Fund.

As of August 31, 2026, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Investor

Global Managed Beta Fund	100%

The tables below show the transactions in and earnings from investments in the Underlying Funds for the fiscal year ended August 31, 2026:

Goldman Sachs Global Managed Beta Fund

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$51,771,030	$—	$(4,421,192)	$1,052,004	$15,155,775	$63,557,617	1,240,875	$1,289,163

Goldman Sachs Central Government Fund — Institutional Shares	—	878,685,531	(513,312,113)	—	—	365,373,418	365,373,418	5,150,338

Goldman Sachs Financial Square Government Fund — Institutional Shares	255,818,382	929,542,211	(1,185,360,593)	—	—	—	—	6,778,064

Goldman Sachs MarketBeta International Equity ETF	554,505,446	151,086,156	(211,133,914)	25,258,694	71,393,492	591,109,874	7,598,790	14,877,120

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Global Managed Beta Fund (continued)

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF	$204,069,182	$40,373,820	$(47,041,191)	$7,731,687	$15,668,046	$220,801,544	3,304,512	$958,289

Goldman Sachs MarketBeta Russell 1000 Value Equity ETF	341,144,446	35,949,742	(97,810,039)	19,680,092	70,237,930	369,202,171	5,597,441	6,415,288

Goldman Sachs MarketBeta U.S. Equity ETF	1,138,358,313	256,285,324	(374,860,599)	21,260,895	175,599,421	1,216,643,354	11,472,356	12,616,061

Total	$2,545,666,799	$2,291,922,784	$(2,433,939,641)	$74,983,372	$348,054,664	$2,826,687,978		$48,084,323

Goldman Sachs Strategic Factor Allocation Fund

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Market Value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs Central Government Fund — Institutional Shares	$—	$853,677,088	$(688,155,381)	$165,521,707	165,521,707	$ 3,350,188

Goldman Sachs Financial Square Government Fund — Institutional Shares	756,575,800	1,371,284,698	(2,127,860,498)	—	—	9,512,366

Total	$756,575,800	$2,224,961,786	$(2,816,015,879)	$165,521,707		$12,862,554

Goldman Sachs Strategic Volatility Premium Fund

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Market Value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income

Goldman Sachs Central Government Fund — Institutional Shares	$—	$543,187,866	$(448,449,397)	$94,738,469	94,738,469	$2,470,357

Goldman Sachs Financial Square Government Fund — Institutional Shares	5,423,143	338,674	(5,761,817)	—	—	136,051

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares	156,862,941	450,896,462	(607,759,403)	—	—	3,752,497

Total	$162,286,084	$994,423,002	$(1,061,970,617)	$94,738,469		$6,358,905

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Consolidated Notes to Financial Statements (continued) August 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Tactical Tilt Overlay Fund

Underlying Fund	Market Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of August 31, 2026	Shares as of August 31, 2026	Dividend Income	Capital Gain Distributions

Goldman Sachs Access Treasury 0-1 Year ETF	$141,344,401	$—	$—	$—	$(70,524)	$141,273,877	1,410,482	$5,178,796	$—

Goldman Sachs Central Government Fund — Institutional Shares	—	3,336,387,241	(1,761,757,453)	—	—	1,574,629,788	1,574,629,788	20,260,459	—

Goldman Sachs Energy Infrastructure Fund — Class R6	21,856,509	1,688,163	(23,720,010)	14,123,934	(13,948,596)	—	—	399,555	1,288,609

Goldman Sachs Financial Square Government Fund — Institutional Shares	868,489,518	2,667,450,961	(3,535,940,479)	—	—	—	—	27,580,059	—

Goldman Sachs MLP Energy Infrastructure Fund — Class R6	4,808,538	83,647	(5,150,547)	1,088,338	(829,976)	—	—	83,647	—

Total	$1,036,498,966	$6,005,610,012	$(5,326,568,489)	$15,212,272	$(14,849,096)	$1,715,903,665	$53,502,516		$1,288,609

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2026, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities

Global Managed Beta Fund	$—	$1,041,496,945	$—	$1,343,769,794

Strategic Factor Allocation Fund	—	1,012,778,893	—	199,298,090

Tactical Tilt Overlay Fund	656,506,843	246,732,807	175,097,315	616,755,866

For the fiscal year ended August 31, 2026, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Volatility Premium Fund.

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7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Strategic Factor Allocation Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNY is unable to purchase replacement securities, GSAL and/or BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk.

The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2026, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

The Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2026, are reported under Securities lending income on the Consolidated Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year Ended August 31, 2026

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of August 31, 2026

Strategic Factor Allocation Fund	$56	$—	$—

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Consolidated Notes to Financial Statements (continued) August 31, 2026

7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended August 31, 2026:

Fund	Beginning Value as of August 31, 2025	Purchases at cost	Proceeds from Sales	Ending Value as of August 31, 2026	Shares as of August 31, 2026

Global Managed Beta Fund	$1,744,170	$1,037,293,548	$(1,038,620,318)	$ 417,400	417,400

Strategic Factor Allocation Fund	—	3,125,380	(3,076,540)	48,840	48,840

Tactical Tilt Overlay Fund	23,679,814	643,095,683	(644,095,006)	22,680,491	22,680,491

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2026 was as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Distributions paid from: Ordinary income	$150,452,107	$121,180,460	$16,995,918	$151,013,973

Net long-term capital gains	96,663,970	71,244,180	—	—

Total taxable distributions	$247,116,077	$192,424,640	$16,995,918	$151,013,973

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Distributions paid from: Ordinary income	$227,989,703	$149,871,292	$28,685,225	$239,985,693

Net long-term capital gains	162,162,440	94,904,831	—	—

Total taxable distributions	$390,152,143	$244,776,123	$28,685,225	$239,985,693

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8. TAX INFORMATION (continued)

As of August 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Undistributed ordinary income — net	$ 70,222,752	$ 40,916,898	$ 3,727,544	$132,882,098

Undistributed long-term capital gains	169,484,522	7,343,401	—	—

Total Undistributed Earnings	$ 239,707,274	$ 48,260,299	$ 3,727,544	$132,882,098

Capital loss carryforwards(1):

Perpetual Short-Term	—	—	(4,789,214)	(98,583,510)

Perpetual Long-Term	—	—	(7,192,345)	—

Total capital loss carryforwards	—	—	(11,981,559)	(98,583,510)

Timing differences (Post October Capital Loss Deferral/Late Year Ordinary Loss Deferral and Straddle Loss Deferral)	$ (46,913,512)	$(13,663,652)	$ (60,304)	$ (5,206,349)

Unrealized gains (loss) — net	1,681,505,393	136,311,188	(76,925)	21,588,012

Total accumulated earnings (loss) net	$1,874,299,155	$ 170,907,835	$ (8,391,244)	$ 50,680,251

(1)	The Strategic Volatility Premium and Tactical Tilt Overlay Funds utilized $7,950,950 and $6,830,241, respectively, of capital losses in the current fiscal year.

As of August 31, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Tax Cost	$3,048,252,454	$2,188,305,641	$605,318,182	$5,160,587,971

Gross unrealized gain	1,756,645,406	161,942,328	568,213	25,327,572

Gross unrealized loss	(75,140,013)	(25,631,140)	(645,138)	(3,739,560)

Net unrealized gain (loss)	$1,681,505,393	$136,311,188	$(76,925)	$21,588,012

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments, passive foreign investment company investments and swap transactions.

The Strategic Volatility Premium and Tactical Tilt Overlay Funds reclassed $2,553 and $174,674, respectively, from paid in capital to distributable earnings for the fiscal year ended August 31, 2026. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from differences in the tax treatment of underlying fund investments.

The Global Managed Beta Fund and Strategic Factor Allocation Funds reclassed $76,024 and $530,002, respectively, from distributable earnings to paid-in capital for the year ending August 31, 2026. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from redemptions utilized as distributions and differences in the tax treatment of underlying fund investments.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Consolidated Notes to Financial Statements (continued) August 31, 2026

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s allocations to the various asset classes may cause the Fund to underperform other funds with a similar investment objective.

Commodity Sector Risk — Exposure to the commodities markets may subject a Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiaries enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore the Funds’, share values to fluctuate.

Counterparty Risk — Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which a Fund enters into uncleared OTC transactions, a Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that a Fund will sustain losses.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Funds’ performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder

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9. OTHER RISKS (continued)

redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Subsidiary Risk — The Subsidiary is not registered under the Act, as amended and is not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information and could adversely affect the Fund.

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Consolidated Notes to Financial Statements (continued) August 31, 2026

9. OTHER RISKS (continued)

Tax Risk — The Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

In September 2026, the Financial Accounting Standards Board issued Accounting Standards Update 2026-03, Fair Value Measurement (Topic 820)- Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The standard requires investment companies to consider contractual sale restrictions when measuring the fair value of in-scope equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. Management is currently evaluating the impact of, and determining when the Funds will adopt, the new requirement.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	72,228,804	$1,326,519,437	69,684,183	$1,096,687,642

Reinvestment of distributions	14,157,199	247,116,077	24,998,210	390,152,143

Shares redeemed	(97,487,041)	(1,777,874,164)	(100,046,828)	(1,597,082,068)

	(11,101,038)	(204,238,650)	(5,364,435)	(110,242,283)

Investor Shares(a)

Shares sold	520	10,002	—	—

	520	10,002	—	—

(a) Commenced operations on July 7, 2026.

	Strategic Factor Allocation Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	308,372	$3,760,772	679,222	$8,028,983

Reinvestment of distributions	140,001	1,628,383	132,257	1,533,379

Shares redeemed	(269,259)	(3,233,080)	(407,305)	(4,928,844)

	179,114	2,156,075	404,174	4,633,518

Class P Shares

Shares sold	24,263,531	283,513,435	27,493,661	313,798,864

Reinvestment of distributions	16,617,158	190,796,257	21,253,616	243,242,744

Shares redeemed	(43,966,298)	(511,386,336)	(43,218,698)	(489,273,557)

	(3,085,609)	(37,076,644)	5,528,579	67,768,051

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Consolidated Notes to Financial Statements (continued) August 31, 2026

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Volatility Premium Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	8,691	$85,322	11,158	$109,142

Reinvestment of distributions	875	8,558	2,126	20,354

Shares redeemed	(10,221)	(100,492)	(18,874)	(182,241)

	(655)	(6,612)	(5,590)	(52,745)

Class P Shares

Shares sold	21,979,232	216,768,036	13,343,210	130,906,959

Reinvestment of distributions	1,734,691	16,987,360	2,990,633	28,664,871

Shares redeemed	(11,485,920)	(113,078,221)	(8,626,585)	(84,045,873)

	12,228,003	120,677,175	7,707,258	75,525,957

	Tactical Tilt Overlay Fund

	For the Fiscal Year Ended August 31, 2026		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	247,800	$2,698,576	147,208	$1,578,824

Reinvestment of distributions	27,754	297,525	70,789	731,961

Shares redeemed	(539,318)	(5,849,591)	(646,083)	(6,857,834)

	(263,764)	(2,853,490)	(428,086)	(4,547,049)

Class R6 Shares

Shares sold	12,870,942	134,107,571	8,428,258	86,115,400

Reinvestment of distributions	1,826,054	18,863,135	3,043,923	30,347,909

Shares redeemed	(5,925,290)	(62,123,750)	(12,240,236)	(125,806,000)

	8,771,706	90,846,956	(768,055)	(9,342,691)

Class P Shares

Shares sold	83,583,299	875,176,566	68,142,753	701,124,748

Reinvestment of distributions	12,764,115	131,853,313	20,953,443	208,905,823

Shares redeemed	(60,353,935)	(630,962,214)	(78,458,934)	(802,030,321)

	35,993,479	376,067,665	10,637,262	108,000,250

80

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund and Goldman Sachs Tactical Tilt Overlay Fund

Opinions on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of each of the funds listed in the table below and each of their subsidiaries (four of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related consolidated statements of operations for the year ended August 31, 2026, the consolidated statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Goldman Sachs Global Managed Beta Fund* Goldman Sachs Strategic Factor Allocation Fund** Goldman Sachs Strategic Volatility Premium Fund** Goldman Sachs Tactical Tilt Overlay Fund
* The financial statements as of and for the year ended August 31, 2025 and the financial highlights for each of the periods ended on or prior to August 31, 2025 (not presented herein, other than the statement of changes in net assets and the financial highlights) were presented on a stand-alone basis.
** The financial statements as of and for the year ended August 31, 2024 and the financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the financial highlights) were presented on a stand-alone basis.

Basis for Opinions

These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent of the investee funds and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 28, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which the Tactical Tilt Overlay Fund invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund and the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;

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GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and/or the Underlying Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution, as applicable;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds, the Underlying Funds, and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds, the Underlying Funds, and the Investment Adviser and its affiliates.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds and the Underlying Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and (in the case of the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund) ratings compiled by the Outside Data Provider as of December 31, 2025, and, with the exception of the Strategic Factor Allocation Fund, updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five- and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ and the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. In the case of the Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, they noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Global Managed Beta Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2026. They also considered that the Global Managed Beta Fund had experienced certain portfolio management changes in 2025. They noted that the Strategic Factor Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and five-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three-year period ended December 31, 2025. They observed that the Strategic Factor Allocation Fund had experienced certain portfolio management changes in 2022 and 2024. The Trustees considered that the Strategic Volatility Premium Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2026. They noted that the Strategic Volatility Premium Fund had experienced certain portfolio management changes in 2022 and 2024. The Trustees observed that the Tactical Tilt Overlay Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the five-year period and in the fourth quartile for the one-, three- and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, five- and ten-year periods and underperformed for the three-year period ended March 31, 2026. They noted that the Tactical Tilt Overlay Fund had experienced a benchmark index change in 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and (in the case of the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund, and Tactical Tilt Overlay Fund) breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Funds and the Underlying Funds. The Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to each Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. For the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund, and Tactical Tilt Overlay Fund, the Trustees also considered the breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of each Fund:

	Strategic Factor	Strategic Volatility	Tactical Tilt
Average Daily Net Assets	Allocation Fund	Premium Fund	Overlay Fund

First $2 billion	0.75%	0.50%	0.75%

Next $3 billion	0.68	0.45	0.68

Next $3 billion	0.64	0.43	0.64

Over $8 billion	0.62	0.42	0.62

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund, and Tactical Tilt Overlay Fund represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Strategic Factor Allocation Fund and the Tactical Tilt Overlay Fund, each of which had asset levels above at least the first breakpoint during the prior fiscal year. The Trustees also considered the services provided to the Tactical Tilt Overlay Fund under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

With respect to the Global Managed Beta Fund, the Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures

85

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

transactions on behalf of the Funds and certain Underlying Funds; (c) in the case of the Global Managed Beta Fund and Tactical Tilt Overlay Fund, research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds and certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds or Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser as securities lending agent for Strategic Factor Allocation Fund and certain of the Tactical Tilt Overlay Fund’s Underlying Funds and fees earned by the Investment Adviser for managing the fund in which the Tactical Tilt Overlay Fund, Global Managed Beta Fund, Strategic Factor Allocation Fund, and certain Underlying Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds and the Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ and the Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds and/or the Underlying Funds (as applicable) receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds and/or the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds and the Underlying Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ and the Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Strategic Factor Allocation Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Fund in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

86

Goldman Sachs Trust – Allocation Funds - Tax Information (Unaudited)

For the year ended August 31, 2026, 19.43%, 3.50%, and 2.17% of the dividends paid from net investment company taxable income by the Global Managed Beta, Strategic Factor Allocation, and Tactical Tilt Overlay Funds, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Global Managed Beta and Strategic Factor Allocation Funds designate $96,663,970 and $72,169,316, respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2026.

From distributions paid during the fiscal year ended August 31, 2026, the total amount of income received by the Global Managed Beta Fund from sources within foreign countries and possessions of the United States was $0.1630 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Global Managed Beta Fund was 20.12%. The total amount of taxes paid by the Global Managed Beta Fund to such countries was $0.0153.

For the year ended August 31, 2026, the Global Managed Beta and Tactical Tilt Overlay Funds designate 42.99% and 3.92%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the fiscal year ended August 31, 2026, the Global Managed Beta and Strategic Factor Allocation Funds designate $81,438,995 and $48,456,271, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the year ended August 31, 2026, 0.05% and 0.02% of the dividends paid from net investment company taxable income by the Global Managed Beta and Tactical Tilt Overlay Funds, respectively, qualify as section 199A dividends.

For the fiscal year ended August 31, 2026, the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium, and Tactical Tilt Overlay Funds designate 7.49%, 39.45%, 99.44%, and 81.18%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

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TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Brian J. Wildman

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser
200 West Street, New York,
New York 10282

OFFICERS
James A. McNamara, *President and Principal Executive Officer*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

© 2026 Goldman Sachs. All rights reserved. ALLOCATEAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	November 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	November 9, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	November 9, 2026